UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02368

Name of Registrant:  Vanguard Fixed Income Securities Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31st

Date of reporting period: October 31, 2013

Item 1: Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.9%)
U.S. Government Securities (4.5%)
	United States Treasury Note/Bond	2.500%	8/15/23	105,000	104,557
1	United States Treasury Note/Bond	4.500%	2/15/36	270,000	314,971
	United States Treasury Note/Bond	3.500%	2/15/39	46,850	46,477
	United States Treasury Note/Bond	2.750%	8/15/42	124,825	104,638
	United States Treasury Strip Principal	0.000%	2/15/36	100,000	44,070
					614,713
Agency Bonds and Notes (0.4%)
2	Tennessee Valley Authority	5.250%	9/15/39	32,000	35,202
2	Tennessee Valley Authority	3.500%	12/15/42	28,000	22,833
					58,035
Total U.S. Government and Agency Obligations (Cost $703,026)					672,748
Corporate Bonds (75.4%)
Finance (21.6%)
	Banking (12.4%)
	American Express Co.	4.050%	12/3/42	40,906	36,510
	Bank of America Corp.	5.875%	2/7/42	26,660	30,616
	Bank of America NA	6.000%	10/15/36	22,750	26,212
	Bank One Corp.	7.750%	7/15/25	25,000	31,931
	Bank One Corp.	7.625%	10/15/26	25,950	32,672
	Bank One Corp.	8.000%	4/29/27	30,869	40,669
	Citigroup Inc.	3.500%	5/15/23	10,765	9,971
	Citigroup Inc.	3.875%	10/25/23	10,035	10,007
	Citigroup Inc.	6.875%	6/1/25	10,000	11,817
	Citigroup Inc.	6.625%	1/15/28	25,000	29,235
	Citigroup Inc.	6.625%	6/15/32	60,905	67,541
	Citigroup Inc.	6.000%	10/31/33	44,655	46,681
	Citigroup Inc.	5.850%	12/11/34	2,528	2,799
	Citigroup Inc.	6.125%	8/25/36	40,860	42,740
	Citigroup Inc.	5.875%	5/29/37	5,520	6,201
	Citigroup Inc.	6.875%	3/5/38	6,414	8,128
	Citigroup Inc.	8.125%	7/15/39	4,330	5,998
	Citigroup Inc.	5.875%	1/30/42	26,860	30,619
	Citigroup Inc.	6.675%	9/13/43	5,775	6,471
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	19,500	18,982
	Goldman Sachs Group Inc.	6.125%	2/15/33	49,675	55,486
	Goldman Sachs Group Inc.	6.450%	5/1/36	55,000	57,969
	Goldman Sachs Group Inc.	6.750%	10/1/37	56,455	60,893
	Goldman Sachs Group Inc.	6.250%	2/1/41	23,475	27,045
	HSBC Bank USA NA	5.875%	11/1/34	50,700	55,595
	HSBC Bank USA NA	5.625%	8/15/35	32,775	35,158
	HSBC Holdings plc	7.625%	5/17/32	21,200	26,626
	HSBC Holdings plc	6.500%	5/2/36	10,000	11,758
	HSBC Holdings plc	6.500%	9/15/37	38,600	45,832
	HSBC Holdings plc	6.800%	6/1/38	93,749	114,432
	JPMorgan Chase & Co.	3.375%	5/1/23	19,490	18,229
	JPMorgan Chase & Co.	6.400%	5/15/38	90,000	108,720
	JPMorgan Chase & Co.	5.500%	10/15/40	17,000	18,573

	JPMorgan Chase & Co.	5.625%	8/16/43	54,290	55,684
	Merrill Lynch & Co. Inc.	6.110%	1/29/37	45,050	48,016
	Merrill Lynch & Co. Inc.	7.750%	5/14/38	21,555	27,390
	Morgan Stanley	5.500%	7/28/21	11,325	12,742
	Morgan Stanley	4.875%	11/1/22	12,215	12,515
	Morgan Stanley	4.100%	5/22/23	7,905	7,621
	Morgan Stanley	6.250%	8/9/26	11,035	12,686
	Morgan Stanley	7.250%	4/1/32	39,650	49,478
	Morgan Stanley	6.375%	7/24/42	41,825	49,459
3	Standard Chartered plc	3.950%	1/11/23	20,620	19,804
3	Standard Chartered plc	5.200%	1/26/24	22,480	23,203
	Wachovia Bank NA	5.850%	2/1/37	34,350	39,156
	Wachovia Bank NA	6.600%	1/15/38	62,325	77,659
	Wachovia Corp.	6.605%	10/1/25	30,000	35,621
	Wachovia Corp.	5.500%	8/1/35	23,955	24,727
	Wells Fargo & Co.	5.375%	11/2/43	13,700	13,834
	Wells Fargo Bank NA	5.950%	8/26/36	42,195	48,559

	Brokerage (0.2%)
3	FMR LLC	6.450%	11/15/39	20,300	23,515

	Finance Companies (3.0%)
	General Electric Capital Corp.	5.300%	2/11/21	9,960	11,088
	General Electric Capital Corp.	6.750%	3/15/32	127,220	155,334
	General Electric Capital Corp.	7.500%	8/21/35	7,000	9,218
	General Electric Capital Corp.	5.875%	1/14/38	123,190	138,787
	General Electric Capital Corp.	6.875%	1/10/39	62,420	78,870
4	General Electric Capital Corp.	6.250%	12/29/49	10,000	10,367

	Insurance (5.9%)
	ACE Capital Trust II	9.700%	4/1/30	10,000	14,350
	ACE INA Holdings Inc.	4.150%	3/13/43	10,000	9,528
	Aetna Inc.	4.125%	11/15/42	15,010	13,369
	Allstate Corp.	4.500%	6/15/43	10,000	9,904
	AXA Financial Inc.	7.000%	4/1/28	24,910	28,196
	Berkshire Hathaway Inc.	4.500%	2/11/43	44,777	43,157
3	Guardian Life Insurance Co. of America	7.375%	9/30/39	13,775	17,799
3	Jackson National Life Insurance Co.	8.150%	3/15/27	2,130	2,614
3	John Hancock Life Insurance Co.	7.375%	2/15/24	30,000	36,482
[3,4] Massachusetts Mutual Life Insurance Co.		7.625%	11/15/23	6,000	7,449
3	Massachusetts Mutual Life Insurance Co.	8.875%	6/1/39	23,091	33,851
	MetLife Inc.	6.500%	12/15/32	8,990	11,055
	MetLife Inc.	4.125%	8/13/42	12,500	11,373
3	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	45,200
	Munich Re America Corp.	7.450%	12/15/26	8,500	10,915
3	Nationwide Mutual Insurance Co.	8.250%	12/1/31	6,285	7,776
3	Nationwide Mutual Insurance Co.	9.375%	8/15/39	35,636	49,983
3	New York Life Insurance Co.	5.875%	5/15/33	45,275	50,484
3	Pacific Life Insurance Co.	9.250%	6/15/39	24,945	34,896
	Prudential Financial Inc.	5.750%	7/15/33	13,000	14,334
	Prudential Financial Inc.	6.200%	11/15/40	10,520	12,452
3	Swiss Re Treasury US Corp.	4.250%	12/6/42	12,470	11,063
3	Teachers Insurance & Annuity Association ofAmerica
		6.850%	12/16/39	22,752	28,697
	Travelers Cos. Inc.	6.750%	6/20/36	5,000	6,460
	UnitedHealth Group Inc.	5.800%	3/15/36	50,236	56,709
	UnitedHealth Group Inc.	6.500%	6/15/37	10,900	13,378

UnitedHealth Group Inc.	6.625%	11/15/37	12,740	15,825
UnitedHealth Group Inc.	6.875%	2/15/38	31,922	40,764
UnitedHealth Group Inc.	5.700%	10/15/40	3,592	4,037
UnitedHealth Group Inc.	4.625%	11/15/41	36,745	35,764
UnitedHealth Group Inc.	4.375%	3/15/42	25,000	23,587
UnitedHealth Group Inc.	4.250%	3/15/43	3,415	3,136
WellPoint Inc.	5.850%	1/15/36	16,700	18,306
WellPoint Inc.	6.375%	6/15/37	25,516	29,760
WellPoint Inc.	5.800%	8/15/40	5,000	5,439
WellPoint Inc.	4.625%	5/15/42	19,000	17,734
WellPoint Inc.	4.650%	1/15/43	15,775	14,795
XL Group plc	6.375%	11/15/24	8,500	9,755

Real Estate Investment Trusts (0.1%)
Simon Property Group LP	6.750%	2/1/40	11,900	15,258
				2,933,083
Industrial (40.0%)
Basic Industry (0.5%)
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	35,000	35,939
Dow Chemical Co.	7.375%	11/1/29	8,450	10,740
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	3,790	3,879
Rio Tinto Finance USA plc	4.750%	3/22/42	3,746	3,622
Rio Tinto Finance USA plc	4.125%	8/21/42	15,000	13,092
Teck Resources Ltd.	5.200%	3/1/42	6,445	5,675

Capital Goods (3.4%)
3M Co.	6.375%	2/15/28	25,740	32,407
3M Co.	5.700%	3/15/37	15,000	17,635
Boeing Co.	6.125%	2/15/33	30,065	36,583
Boeing Co.	5.875%	2/15/40	2,090	2,545
Boeing Co.	7.875%	4/15/43	8,000	11,287
Caterpillar Inc.	6.050%	8/15/36	1,500	1,781
Caterpillar Inc.	3.803%	8/15/42	49,608	42,701
Deere & Co.	7.125%	3/3/31	15,000	19,639
Deere & Co.	3.900%	6/9/42	25,860	23,342
General Electric Co.	4.125%	10/9/42	14,925	13,799
Lockheed Martin Corp.	5.500%	11/15/39	5,000	5,455
Lockheed Martin Corp.	4.850%	9/15/41	10,000	10,108
Raytheon Co.	4.700%	12/15/41	18,960	18,903
3 Siemens Financieringsmaatschappij NV	6.125%	8/17/26	15,710	18,915
United Technologies Corp.	7.500%	9/15/29	14,755	19,918
United Technologies Corp.	6.125%	7/15/38	46,175	56,585
United Technologies Corp.	5.700%	4/15/40	33,150	38,531
United Technologies Corp.	4.500%	6/1/42	88,680	87,149

Communication (9.4%)
Alltel Corp.	6.800%	5/1/29	2,697	3,181
Alltel Corp.	7.875%	7/1/32	24,162	31,961
America Movil SAB de CV	6.125%	3/30/40	22,720	24,579
America Movil SAB de CV	4.375%	7/16/42	33,010	28,075
AT&T Inc.	6.500%	9/1/37	33,882	37,439
AT&T Inc.	6.300%	1/15/38	37,400	40,586
AT&T Inc.	6.550%	2/15/39	20,915	23,371
AT&T Inc.	5.350%	9/1/40	133,161	129,472
AT&T Inc.	5.550%	8/15/41	10,000	9,944
AT&T Inc.	4.300%	12/15/42	67,710	56,759
AT&T Inc.	4.350%	6/15/45	84,348	70,219

CBS Corp.	7.875%	7/30/30	35,000	43,532
Comcast Corp.	4.250%	1/15/33	10,435	10,038
Comcast Corp.	7.050%	3/15/33	9,400	11,814
Comcast Corp.	5.650%	6/15/35	43,414	48,347
Comcast Corp.	6.450%	3/15/37	18,000	21,829
Comcast Corp.	6.950%	8/15/37	27,505	35,236
Comcast Corp.	6.400%	5/15/38	9,735	11,791
Comcast Corp.	6.550%	7/1/39	11,790	14,534
Comcast Corp.	6.400%	3/1/40	14,365	17,509
Comcast Corp.	4.650%	7/15/42	19,770	19,222
Comcast Corp.	4.500%	1/15/43	15,095	14,503
3 COX Communications Inc.	6.450%	12/1/36	10,000	10,405
3 COX Communications Inc.	8.375%	3/1/39	21,310	26,333
Deutsche Telekom International Finance BV	8.750%	6/15/30	17,530	25,090
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	13,000	11,748
Indiana Bell Telephone Co. Inc.	7.300%	8/15/26	18,000	21,219
NBCUniversal Media LLC	5.950%	4/1/41	6,000	6,895
NBCUniversal Media LLC	4.450%	1/15/43	35,400	33,467
News America Inc.	6.400%	12/15/35	28,000	31,985
News America Inc.	6.150%	2/15/41	10,400	11,766
News America Inc.	7.900%	12/1/95	10,000	11,494
Orange SA	8.750%	3/1/31	39,675	54,675
Time Warner Cable Inc.	6.550%	5/1/37	27,390	25,564
Time Warner Cable Inc.	6.750%	6/15/39	3,110	2,954
Time Warner Cable Inc.	5.875%	11/15/40	11,745	10,127
Verizon Communications Inc.	7.750%	12/1/30	20,000	25,148
Verizon Communications Inc.	6.400%	9/15/33	15,000	16,933
Verizon Communications Inc.	5.850%	9/15/35	35,000	37,335
Verizon Communications Inc.	6.400%	2/15/38	44,649	50,388
Verizon Communications Inc.	6.900%	4/15/38	28,708	34,122
Verizon Communications Inc.	7.350%	4/1/39	15,950	19,964
Verizon Communications Inc.	6.550%	9/15/43	52,700	61,110
Verizon Maryland LLC	5.125%	6/15/33	12,000	11,465
Vodafone Group plc	6.150%	2/27/37	15,705	17,571
Vodafone Group plc	4.375%	2/19/43	10,000	8,740

Consumer Cyclical (7.0%)
CVS Caremark Corp.	6.250%	6/1/27	12,335	14,818
CVS Caremark Corp.	5.750%	5/15/41	3,550	3,929
Daimler Finance North America LLC	8.500%	1/18/31	23,644	34,271
Historic TW Inc.	6.625%	5/15/29	24,775	28,593
Home Depot Inc.	5.875%	12/16/36	39,775	46,262
Home Depot Inc.	5.950%	4/1/41	14,000	16,489
Home Depot Inc.	4.875%	2/15/44	62,300	64,469
Lowe's Cos. Inc.	6.500%	3/15/29	26,010	31,509
Lowe's Cos. Inc.	5.800%	10/15/36	9,300	10,488
Lowe's Cos. Inc.	5.800%	4/15/40	8,000	9,153
Lowe's Cos. Inc.	5.000%	9/15/43	28,690	29,784
McDonald's Corp.	6.300%	10/15/37	30,935	38,785
McDonald's Corp.	6.300%	3/1/38	36,635	45,822
McDonald's Corp.	5.700%	2/1/39	27,850	32,537
McDonald's Corp.	3.625%	5/1/43	14,750	12,764
NIKE Inc.	3.625%	5/1/43	18,360	16,135
Target Corp.	6.500%	10/15/37	22,750	28,259
Target Corp.	7.000%	1/15/38	12,205	15,961
Time Warner Inc.	7.625%	4/15/31	10,000	12,653

Time Warner Inc.	6.500%	11/15/36	10,000	11,470
Wal-Mart Stores Inc.	7.550%	2/15/30	51,000	69,102
Wal-Mart Stores Inc.	5.250%	9/1/35	4,789	5,208
Wal-Mart Stores Inc.	6.500%	8/15/37	42,625	53,188
Wal-Mart Stores Inc.	6.200%	4/15/38	83,350	100,589
Wal-Mart Stores Inc.	5.625%	4/1/40	10,000	11,392
Wal-Mart Stores Inc.	4.875%	7/8/40	20,000	20,654
Wal-Mart Stores Inc.	5.000%	10/25/40	16,855	17,785
Wal-Mart Stores Inc.	5.625%	4/15/41	75,432	86,138
Wal-Mart Stores Inc.	4.000%	4/11/43	24,245	21,806
Wal-Mart Stores Inc.	4.750%	10/2/43	17,000	17,247
Walt Disney Co.	3.700%	12/1/42	10,000	8,755
Walt Disney Co.	7.550%	7/15/93	25,900	31,864

Consumer Noncyclical (12.2%)
Abbott Laboratories	6.000%	4/1/39	17,905	21,398
AbbVie Inc.	4.400%	11/6/42	30,885	29,150
Altria Group Inc.	9.950%	11/10/38	5,000	7,806
Altria Group Inc.	4.250%	8/9/42	15,980	13,602
Amgen Inc.	6.375%	6/1/37	25,000	28,855
Amgen Inc.	5.375%	5/15/43	4,850	4,978
Anheuser-Busch Cos. LLC	6.750%	12/15/27	3,500	4,337
Anheuser-Busch Cos. LLC	6.800%	8/20/32	5,000	6,294
Anheuser-Busch Cos. LLC	5.750%	4/1/36	11,460	13,048
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	10,000	9,177
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	42,455	63,760
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	10,000	14,748
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	25,140	22,232
Archer-Daniels-Midland Co.	4.535%	3/26/42	33,274	32,269
Archer-Daniels-Midland Co.	4.016%	4/16/43	7,809	6,929
4 Ascension Health Alliance	4.847%	11/15/53	10,040	10,002
AstraZeneca plc	6.450%	9/15/37	68,080	84,052
Baxter International Inc.	3.650%	8/15/42	7,390	6,393
Becton Dickinson & Co.	7.000%	8/1/27	8,300	10,478
Becton Dickinson & Co.	6.700%	8/1/28	5,066	6,270
Bristol-Myers Squibb Co.	3.250%	8/1/42	8,990	7,326
Bristol-Myers Squibb Co.	4.500%	3/1/44	25,000	24,558
3 Cargill Inc.	6.125%	4/19/34	1,880	2,110
3 Cargill Inc.	6.125%	9/15/36	27,045	31,205
3 Cargill Inc.	6.625%	9/15/37	5,000	6,093
3 Cargill Inc.	4.100%	11/1/42	17,300	15,467
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	4,000	3,628
City of Hope	5.623%	11/15/43	10,000	9,934
Diageo Capital plc	3.875%	4/29/43	13,800	12,155
Diageo Investment Corp.	4.250%	5/11/42	5,000	4,709
Dignity Health California GO	4.500%	11/1/42	20,865	17,595
Eli Lilly & Co.	5.500%	3/15/27	23,525	27,660
Gilead Sciences Inc.	5.650%	12/1/41	19,960	22,497
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	20,597	22,933
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	55,905	70,222
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	11,300	10,681
Johnson & Johnson	6.950%	9/1/29	22,457	30,233
Johnson & Johnson	4.500%	9/1/40	12,015	12,338
Kaiser Foundation Hospitals	4.875%	4/1/42	31,825	31,466
Kellogg Co.	7.450%	4/1/31	21,620	27,789
Kimberly-Clark Corp.	6.625%	8/1/37	5,300	6,868
Kimberly-Clark Corp.	5.300%	3/1/41	12,000	13,461

Kraft Foods Group Inc.	6.875%	1/26/39	6,750	8,340
4 Mayo Clinic	3.774%	11/15/43	13,095	10,956
Medtronic Inc.	6.500%	3/15/39	21,200	26,637
Medtronic Inc.	4.500%	3/15/42	10,000	9,797
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	26,775	27,228
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	11,285	9,486
Merck & Co. Inc.	6.500%	12/1/33	30,320	38,896
Merck & Co. Inc.	6.550%	9/15/37	43,715	55,765
Merck & Co. Inc.	3.600%	9/15/42	5,400	4,565
Merck & Co. Inc.	4.150%	5/18/43	12,625	11,810
Merck Sharp & Dohme Corp.	5.750%	11/15/36	11,000	12,821
Merck Sharp & Dohme Corp.	5.850%	6/30/39	20,000	23,846
North Shore Long Island Jewish Health Care
Inc.	4.800%	11/1/42	11,015	9,803
North Shore Long Island Jewish Health Care
Inc.	6.150%	11/1/43	25,000	27,375
Pepsi Bottling Group Inc.	7.000%	3/1/29	17,000	21,845
PepsiCo Inc.	5.500%	1/15/40	28,350	31,519
PepsiCo Inc.	4.875%	11/1/40	14,375	14,671
PepsiCo Inc.	4.000%	3/5/42	16,972	15,221
PepsiCo Inc.	3.600%	8/13/42	28,900	24,155
Pfizer Inc.	7.200%	3/15/39	60,817	83,213
Pfizer Inc.	4.300%	6/15/43	17,000	16,287
Pharmacia Corp.	6.750%	12/15/27	28,000	36,068
Philip Morris International Inc.	6.375%	5/16/38	31,340	37,748
Philip Morris International Inc.	4.125%	3/4/43	10,000	9,046
Procter & Gamble Co.	5.500%	2/1/34	15,000	17,219
Procter & Gamble Co.	5.550%	3/5/37	12,000	14,040
3 Roche Holdings Inc.	7.000%	3/1/39	47,905	64,824
3 SABMiller Holdings Inc.	4.950%	1/15/42	20,000	20,400
3 SC Johnson & Son Inc.	4.000%	5/15/43	16,745	14,959
St. Jude Medical Inc.	4.750%	4/15/43	37,690	36,475
3 Tesco plc	6.150%	11/15/37	24,520	27,807
Wyeth LLC	5.950%	4/1/37	72,150	85,911

Energy (3.4%)
Apache Corp.	5.100%	9/1/40	5,665	5,799
Apache Corp.	4.750%	4/15/43	68,960	67,999
3 BG Energy Capital plc	5.125%	10/15/41	20,800	21,446
Burlington Resources Finance Co.	7.400%	12/1/31	25,000	33,604
ConocoPhillips	7.000%	3/30/29	13,150	16,145
ConocoPhillips	5.900%	10/15/32	20,300	23,842
ConocoPhillips	6.500%	2/1/39	68,735	87,999
Encana Corp.	6.500%	8/15/34	15,463	17,119
Encana Corp.	5.150%	11/15/41	9,845	9,290
Marathon Oil Corp.	6.600%	10/1/37	9,300	11,393
Shell International Finance BV	6.375%	12/15/38	54,060	67,890
Shell International Finance BV	5.500%	3/25/40	20,455	23,356
Shell International Finance BV	4.550%	8/12/43	11,065	11,030
Tosco Corp.	7.800%	1/1/27	15,000	20,325
Tosco Corp.	8.125%	2/15/30	20,000	28,159
Total Capital International SA	3.700%	1/15/24	10,000	10,188

Other Industrial (0.4%)
3 Hutchison Whampoa International 11 Ltd.	4.625%	1/13/22	21,060	21,676

Massachusetts Institute of Technology GO	5.600%	7/1/11	6,000	7,108
4 Northwestern University	4.643%	12/1/44	28,215	28,887

Technology (2.6%)
Apple Inc.	3.850%	5/4/43	51,890	43,944
Cisco Systems Inc.	5.900%	2/15/39	39,000	45,182
Cisco Systems Inc.	5.500%	1/15/40	20,000	22,236
HP Enterprise Services LLC	7.450%	10/15/29	3,868	4,234
Intel Corp.	4.800%	10/1/41	24,080	23,718
Intel Corp.	4.250%	12/15/42	14,240	12,834
International Business Machines Corp.	7.000%	10/30/25	30,400	39,700
International Business Machines Corp.	4.000%	6/20/42	24,100	21,602
Microsoft Corp.	5.300%	2/8/41	15,000	16,279
Microsoft Corp.	3.750%	5/1/43	10,000	8,593
Oracle Corp.	6.500%	4/15/38	43,833	54,640
Oracle Corp.	6.125%	7/8/39	19,559	23,232
Oracle Corp.	5.375%	7/15/40	39,580	43,239

Transportation (1.1%)
Burlington Northern Santa Fe LLC	6.875%	12/1/27	15,000	18,794
Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,520	2,788
Burlington Northern Santa Fe LLC	5.400%	6/1/41	9,097	9,653
Burlington Northern Santa Fe LLC	4.950%	9/15/41	6,100	6,073
Burlington Northern Santa Fe LLC	4.400%	3/15/42	10,000	9,239
Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,875	9,984
Burlington Northern Santa Fe LLC	5.150%	9/1/43	4,500	4,647
CSX Corp.	6.220%	4/30/40	11,820	13,848
CSX Corp.	4.750%	5/30/42	1,964	1,910
CSX Corp.	4.400%	3/1/43	29,085	26,584
3 ERAC USA Finance LLC	7.000%	10/15/37	14,621	17,589
Union Pacific Corp.	4.750%	12/15/43	21,250	21,149
United Parcel Service Inc.	6.200%	1/15/38	4,700	5,847
United Parcel Service Inc.	4.875%	11/15/40	3,000	3,180
				5,427,960
Utilities (13.8%)
Electric (12.7%)
Alabama Power Co.	5.700%	2/15/33	12,800	14,429
Alabama Power Co.	6.000%	3/1/39	5,475	6,495
Alabama Power Co.	5.500%	3/15/41	13,015	14,675
Alabama Power Co.	5.200%	6/1/41	15,000	16,276
Appalachian Power Co.	6.700%	8/15/37	40,000	47,339
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	15,775	13,509
Commonwealth Edison Co.	3.800%	10/1/42	22,805	20,206
Commonwealth Edison Co.	4.600%	8/15/43	12,560	12,541
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	18,374
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	9,600	9,939
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	10,000	11,627
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	18,000	21,680
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	12,990	16,766
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	6,250	7,069
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	9,045	10,518
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,665	10,140
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	10,000	9,065
Duke Energy Carolinas LLC	6.450%	10/15/32	8,200	9,883
Duke Energy Carolinas LLC	6.100%	6/1/37	52,400	61,138
Duke Energy Carolinas LLC	5.300%	2/15/40	5,500	6,147
Duke Energy Carolinas LLC	4.250%	12/15/41	18,000	17,316

Duke Energy Carolinas LLC	4.000%	9/30/42	53,072	48,810
Duke Energy Corp.	3.950%	10/15/23	5,920	6,058
Duke Energy Florida Inc.	6.750%	2/1/28	22,375	26,457
Duke Energy Florida Inc.	5.650%	4/1/40	11,860	13,774
Duke Energy Indiana Inc.	6.350%	8/15/38	4,000	4,913
Duke Energy Indiana Inc.	4.200%	3/15/42	14,100	13,341
Duke Energy Indiana Inc.	4.900%	7/15/43	29,810	31,302
Duke Energy Progress Inc.	5.700%	4/1/35	7,500	8,451
Duke Energy Progress Inc.	4.100%	3/15/43	15,000	14,052
Florida Power & Light Co.	5.625%	4/1/34	16,275	18,775
Florida Power & Light Co.	5.400%	9/1/35	13,380	15,245
Florida Power & Light Co.	6.200%	6/1/36	3,500	4,367
Florida Power & Light Co.	5.690%	3/1/40	7,350	8,629
Florida Power & Light Co.	5.250%	2/1/41	19,780	22,131
Florida Power & Light Co.	4.125%	2/1/42	10,000	9,528
Florida Power & Light Co.	3.800%	12/15/42	29,975	27,225
Georgia Power Co.	5.950%	2/1/39	27,960	32,010
Georgia Power Co.	5.400%	6/1/40	10,100	10,847
Georgia Power Co.	4.750%	9/1/40	9,555	9,399
Georgia Power Co.	4.300%	3/15/42	5,000	4,586
Georgia Power Co.	4.300%	3/15/43	7,288	6,707
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	23,268	23,423
MidAmerican Energy Co.	5.800%	10/15/36	5,000	5,830
MidAmerican Energy Co.	4.800%	9/15/43	30,000	30,873
MidAmerican Energy Holdings Co.	6.125%	4/1/36	18,100	20,536
MidAmerican Energy Holdings Co.	5.950%	5/15/37	10,000	11,202
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	59,540	81,783
Nevada Power Co.	6.650%	4/1/36	6,530	8,167
Nevada Power Co.	5.375%	9/15/40	18,230	20,128
Northern States Power Co.	6.200%	7/1/37	40,000	49,504
Northern States Power Co.	3.400%	8/15/42	9,945	8,303
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	15,387
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	16,615	15,638
Pacific Gas & Electric Co.	6.050%	3/1/34	45,330	51,236
Pacific Gas & Electric Co.	5.800%	3/1/37	8,862	9,806
Pacific Gas & Electric Co.	6.350%	2/15/38	8,192	9,571
Pacific Gas & Electric Co.	6.250%	3/1/39	35,905	41,572
Pacific Gas & Electric Co.	5.400%	1/15/40	19,800	20,861
PacifiCorp	6.100%	8/1/36	15,000	17,868
PacifiCorp	6.250%	10/15/37	7,815	9,636
PacifiCorp	6.350%	7/15/38	20,000	24,725
PacifiCorp	6.000%	1/15/39	34,100	41,008
PacifiCorp	4.100%	2/1/42	25,070	23,326
Peco Energy Co.	4.800%	10/15/43	27,230	28,522
PPL Electric Utilities Corp.	6.250%	5/15/39	10,075	12,523
PPL Electric Utilities Corp.	4.750%	7/15/43	1,930	1,993
PSEG Power LLC	8.625%	4/15/31	29,547	40,643
Public Service Co. of Colorado	3.600%	9/15/42	16,755	14,602
Public Service Electric & Gas Co.	3.650%	9/1/42	23,483	20,554
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	12,768
Puget Sound Energy Inc.	6.274%	3/15/37	4,700	5,758
Puget Sound Energy Inc.	5.795%	3/15/40	18,500	21,483
Puget Sound Energy Inc.	5.764%	7/15/40	4,520	5,263
San Diego Gas & Electric Co.	4.300%	4/1/42	2,000	1,965
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	43,438
South Carolina Electric & Gas Co.	6.050%	1/15/38	8,600	10,226

South Carolina Electric & Gas Co.	5.450%	2/1/41	3,042	3,411
South Carolina Electric & Gas Co.	4.350%	2/1/42	23,937	22,925
South Carolina Electric & Gas Co.	4.600%	6/15/43	3,330	3,320
Southern California Edison Co.	6.000%	1/15/34	20,095	24,157
Southern California Edison Co.	5.950%	2/1/38	16,100	19,283
Southern California Edison Co.	4.500%	9/1/40	12,000	11,927
Southern California Edison Co.	3.900%	12/1/41	5,425	4,950
Southern California Edison Co.	4.050%	3/15/42	7,625	7,125
Southern California Edison Co.	4.650%	10/1/43	29,800	30,485
Southwestern Public Service Co.	4.500%	8/15/41	25,055	24,899
Tampa Electric Co.	6.150%	5/15/37	35,000	41,238
Virginia Electric & Power Co.	6.000%	5/15/37	60,105	71,645
Virginia Electric & Power Co.	4.650%	8/15/43	10,000	10,098
Xcel Energy Inc.	4.800%	9/15/41	730	726

Natural Gas (1.1%)
Energy Transfer Partners LP	5.150%	2/1/43	14,325	13,442
Energy Transfer Partners LP	5.950%	10/1/43	10,000	10,386
KeySpan Corp.	5.875%	4/1/33	12,000	12,983
KeySpan Corp.	5.803%	4/1/35	10,000	10,774
Southern California Gas Co.	3.750%	9/15/42	12,265	10,989
Texas Eastern Transmission LP	7.000%	7/15/32	17,000	20,425
TransCanada PipeLines Ltd.	7.625%	1/15/39	50,300	67,674

Other Utility (0.0%)
3 Dominion Gas Holdings LLC	4.800%	11/1/43	5,000	5,024
				1,879,746
Total Corporate Bonds (Cost $9,516,148)				10,240,789
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
3 CDP Financial Inc.	5.600%	11/25/39	15,000	17,216
3 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	9,620	10,511
3 CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	21,540	23,824
3 Electricite de France SA	6.950%	1/26/39	18,040	22,687
Petrobras International Finance Co.	6.750%	1/27/41	23,275	22,952
Quebec	7.500%	9/15/29	10,000	13,694
Statoil ASA	5.100%	8/17/40	12,550	13,371
Statoil ASA	3.950%	5/15/43	6,725	6,074
3 Temasek Financial I Ltd.	3.375%	7/23/42	28,355	23,027
United Mexican States	4.750%	3/8/44	36,276	33,768
Total Sovereign Bonds (Cost $194,334)				187,124
Taxable Municipal Bonds (16.4%)
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	59,240	60,970
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	725	880
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	17,420	20,702
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	50,115	61,931
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	28,630	35,294
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	13,775	16,950
California GO	7.500%	4/1/34	30,655	40,341
California GO	7.550%	4/1/39	61,550	83,329
California GO	7.300%	10/1/39	109,045	142,943

California GO	7.350%	11/1/39	1,955	2,578
California GO	7.625%	3/1/40	30,135	40,818
California GO	7.600%	11/1/40	74,320	101,810
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	11,665	14,454
Chicago IL GO	5.432%	1/1/42	14,920	12,118
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	15,710	17,958
City of San Francisco CA Public Utilities
Commission Water Revenue	6.000%	11/1/40	400	450
5 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	25,000	26,182
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,740	2,085
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,200	2,284
Duke University North Carolina Revenue	5.850%	4/1/37	33,850	39,714
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	39,585	41,596
Grand Parkway Transportation Corp.	5.184%	10/1/42	14,620	15,119
Houston TX GO	6.290%	3/1/32	25,000	28,936
Illinois GO	5.100%	6/1/33	161,995	147,338
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	18,740	21,746
Illinois Toll Highway Authority Revenue	5.851%	12/1/34	170	189
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	4,175	4,591
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	11,850	13,643
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	34,080	42,946
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	4,155	5,441
Los Angeles CA Unified School District GO	5.755%	7/1/29	19,500	21,740
Los Angeles CA Unified School District GO	5.750%	7/1/34	9,090	10,278
Los Angeles CA Unified School District GO	6.758%	7/1/34	64,235	80,492
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	15,100	16,709
Missouri State Health & Educational Facilities
Authority	3.685%	2/15/47	10,000	8,684
6 New Jersey Economic Development Authority
Revenue (State Pension Funding)	7.425%	2/15/29	50,002	60,989
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	57,834	76,924
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	67,555	86,905
New York City NY Municipal Water Finance
Authority	6.282%	6/15/42	7,225	7,878
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.724%	6/15/42	12,780	14,805
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.952%	6/15/42	18,210	21,744
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	6.011%	6/15/42	6,980	8,399
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	36,280	42,673
New York City NY Transitional Finance
Authority Future Tax Revenue	5.508%	8/1/37	2,875	3,201
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	65,755	86,929

New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	5,950	6,875
New York State Dormitory Authority	5.600%	3/15/40	2,000	2,244
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.289%	3/15/33	7,325	8,002
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.628%	3/15/39	19,595	22,067
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	26,971	32,937
Ohio State University General Receipts
Revenue	4.910%	6/1/40	13,700	14,205
Ohio State University General Receipts
Revenue	4.800%	6/1/11	31,483	27,849
7 Oregon School Boards Association GO	4.759%	6/30/28	10,000	10,490
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	20,335	23,662
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	21,245	23,203
Port Authority of New York & New Jersey
Revenue	5.647%	11/1/40	13,550	14,799
Port Authority of New York & New Jersey
Revenue	4.926%	10/1/51	42,380	41,341
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	34,890	30,800
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	60,993	67,855
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	18,525	19,090
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,650	13,752
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	13,370	12,911
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	13,325	17,132
State of California	6.509%	4/1/39	28,365	30,710
State of Connecticut	5.770%	3/15/25	20,365	24,020
State of Mississippi	5.539%	10/1/29	14,450	16,248
State of New York	5.590%	3/1/35	10,000	11,277
Texas Transportation Commission Revenue	5.178%	4/1/30	4,090	4,524
Texas Transportation Commission Revenue	4.631%	4/1/33	6,655	6,847
University of California	4.601%	5/15/31	11,165	11,149
University of California Regents Medical
Center Revenue	6.548%	5/15/48	22,225	26,493
University of California Regents Medical
Center Revenue	6.583%	5/15/49	8,695	10,255
University of California Revenue	5.770%	5/15/43	5,155	5,904
University of California Revenue	4.858%	5/15/12	38,625	33,787
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	12,800	14,109
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	9,915	10,111
Washington GO	5.481%	8/1/39	8,890	9,765
5 Wisconsin GO	5.700%	5/1/26	23,025	25,969
Total Taxable Municipal Bonds (Cost $2,098,808)				2,224,068

Temporary Cash Investments (0.9%)
Repurchase Agreements (0.9%)
Bank of America Securities, LLC
(Dated 10/31/13, Repurchase Value
$53,800,000, collateralized by Federal
Home Loan Mortgage Corp. 2.523%,
6/1/43, and Federal National Mortgage
Assn. 3.000%-3.500%, 2/1/38-8/1/42; with a
value of $54,876,000)	0.100%	11/1/13	53,800	53,800
Barclays Capital Inc.
(Dated 10/31/13, Repurchase Value
$42,200,000, collateralized by U.S.
Treasury Note/Bond 0.375%, 11/15/15; with
a value of $43,044,000)	0.080%	11/1/13	42,200	42,200
Citigroup Global Markets Inc.
(Dated 10/31/13, Repurchase Value
$24,200,000, collateralized by U.S.
Treasury Note/Bond 2.625%, 6/30/14; with
a value of $24,684,000)	0.090%	11/1/13	24,200	24,200
				120,200
Total Temporary Cash Investments (Cost $120,200)				120,200
Total Investments (99.0%) (Cost $12,632,516)				13,444,929
Other Assets and Liabilities-Net (1.0%)[8]				139,168
Net Assets (100%)				13,584,097

1 Securities with a value of $3,841,000 have been segregated as collateral for open swap contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $794,334,000, representing 5.8% of net assets.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
6 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
8 Cash of $3,185,000 has been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	672,748	—
Corporate Bonds	—	10,240,789	—
Sovereign Bonds	—	187,124	—
Taxable Municipal Bonds	—	2,224,068	—
Temporary Cash Investments	—	120,200	—
Futures Contracts—Liabilities[1]	(199)	—	—
Swap Contracts—Assets	—	22,232	—
Total	(199)	13,467,161	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	December 2013	1,274	171,751	4,410

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund's if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At October 31, 2013, the fund had the following open swap contracts:

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX - IG11 - 10yr/Baa1[2]	12/20/18	GSI	198,400	2,264	1.400	7,360
CDX - IG14 - 10yr/Baa1[3]	6/20/20	BOANA	100,000	108	1.000	409
CDX - IG16 - 10yr/Baa1[4]	6/20/21	GSI	200,000	3,177	1.000	2,735
CDX - IG18 - 10yr/Baa1[5]	6/20/22	GSI	50,000	1,205	1.000	893
CDX - IG19 - 10yr/Baa1[6]	12/20/22	DBAG	200,000	6,041	1.000	3,132
CDX - IG19 - 10yr/Baa1[6]	12/20/22	BOANA	200,000	6,099	1.000	3,189
CDX - IG19 - 10yr/Baa1[6]	12/20/22	BOANA	300,000	8,981	1.000	4,617
			1,248,400			22,335

Credit Protection Purchased
XL Capital Ltd.	12/20/13	GSI	8,500	(44)	(5.000)	(103)
						22,232

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BOANA—Bank of America, N.A.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
2 Investment Grade Corporate Credit Default Swap Index—Version 11.
3 Investment Grade Corporate Credit Default Swap Index—Version 14.
4 Investment Grade Corporate Credit Default Swap Index—Version 16.
5 Investment Grade Corporate Credit Default Swap Index—Version 18.
6 Investment Grade Corporate Credit Default Swap Index—Version 19.

At October 31, 2013, counterparties had deposited in segregated accounts securities with a value of $4,670,000 in connection with open swap contracts.

F. At October 31, 2013, the cost of investment securities for tax purposes was $12,632,516,000. Net unrealized appreciation of investment securities for tax purposes was $812,413,000, consisting of unrealized gains of $1,088,016,000 on securities that had risen in value since their purchase and $275,603,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund

Schedule of Investments
As of October 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.4%)
Conventional Mortgage-Backed Securities (98.2%)
[1,2] Fannie Mae Pool		2.950%	5/1/28	17,874	16,778
1,2,3Fannie Mae Pool		3.000%	11/1/43–11/1/43	1,054,000	1,039,507
[1,2] Fannie Mae Pool		3.360%	11/1/23	12,500	12,603
[1,2] Fannie Mae Pool		3.460%	9/1/23–9/1/23	134,320	136,972
1,2,3Fannie Mae Pool		3.500%	6/1/42–11/1/43	967,414	992,249
[1,2] Fannie Mae Pool		3.690%	10/1/42	1,874	1,808
[1,2] Fannie Mae Pool		3.740%	8/1/23	15,500	15,848
[1,2] Fannie Mae Pool		3.750%	7/1/25	4,800	4,884
[1,2] Fannie Mae Pool		3.755%	8/1/25	7,334	7,482
[1,2] Fannie Mae Pool		3.790%	8/1/25	2,639	2,702
[1,2] Fannie Mae Pool		3.820%	11/1/25–11/1/25	11,355	11,571
[1,2] Fannie Mae Pool		3.870%	10/1/25	16,220	16,686
[1,2] Fannie Mae Pool		3.910%	11/1/25	6,000	6,142
[1,2] Fannie Mae Pool		3.930%	11/1/25	13,000	13,282
[1,2] Fannie Mae Pool		3.940%	8/1/25	12,333	12,722
[1,2] Fannie Mae Pool		3.990%	9/1/25	9,866	10,135
1,2,3Fannie Mae Pool		4.000%	11/1/43	1,000,000	1,053,120
[1,2] Fannie Mae Pool		4.060%	9/1/25–10/1/28	21,848	22,719
[1,2] Fannie Mae Pool		4.150%	10/1/28	11,841	12,369
[1,2] Fannie Mae Pool		4.250%	10/1/28–9/1/33	5,013	5,260
[1,2] Fannie Mae Pool		4.380%	10/1/28	10,120	10,651
[1,2] Fannie Mae Pool		4.400%	8/1/28	2,311	2,437
[1,2] Fannie Mae Pool		5.000%	11/1/40–4/1/41	22,394	24,706
[1,2] Fannie Mae Pool		5.180%	2/1/26	3,099	3,478
[1,2] Fannie Mae Pool		6.000%	7/1/22	18	20
[1,2] Freddie Mac Gold Pool		2.500%	12/1/42–8/1/43	204,475	191,242
1,2,3Freddie Mac Gold Pool		3.000%	11/1/43–11/1/43	611,100	600,216
[1,3] Ginnie Mae I Pool		2.500%	11/1/43–11/1/43	765,000	720,775
[1,3] Ginnie Mae I Pool		3.000%	11/15/41–11/1/43	1,046,730	1,043,263
1	Ginnie Mae I Pool	3.500%	3/15/39–11/1/43	1,769,686	1,840,786
1	Ginnie Mae I Pool	3.750%	7/15/42	7,184	7,556
1	Ginnie Mae I Pool	3.875%	5/15/42–6/15/42	13,494	14,193
1	Ginnie Mae I Pool	4.000%	6/15/19–11/1/43	2,421,384	2,584,440
1	Ginnie Mae I Pool	4.500%	5/15/19–11/1/43	2,429,445	2,629,940
1	Ginnie Mae I Pool	5.000%	1/15/30–11/1/43	2,297,247	2,507,665
1	Ginnie Mae I Pool	5.500%	11/15/13–12/1/43	1,411,296	1,547,962
1	Ginnie Mae I Pool	6.000%	10/15/16–11/1/43	1,055,536	1,163,531
1	Ginnie Mae I Pool	6.500%	12/15/13–7/15/40	780,066	866,576
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	119,778	137,575
1	Ginnie Mae I Pool	7.250%	1/15/27–2/15/27	74	77
1	Ginnie Mae I Pool	7.500%	10/15/31	45,892	52,985
1	Ginnie Mae I Pool	7.750%	2/15/27	29	30
1	Ginnie Mae I Pool	8.000%	8/15/31	19,810	22,930
1	Ginnie Mae I Pool	8.500%	5/15/16–6/15/28	4,212	4,401
1	Ginnie Mae I Pool	9.000%	4/15/16–5/15/21	2,123	2,220
1	Ginnie Mae I Pool	9.250%	9/15/16–7/15/17	13	14
1	Ginnie Mae I Pool	9.500%	3/15/16–8/15/21	1,386	1,452
1	Ginnie Mae I Pool	10.000%	2/15/16–7/15/19	35	35
1	Ginnie Mae I Pool	11.000%	2/15/18	3	3

1	Ginnie Mae I Pool	13.500%	12/15/14	1	1
1	Ginnie Mae II Pool	2.500%	11/20/42–11/1/43	210,077	198,963
[1,3] Ginnie Mae II Pool		3.000%	1/20/42–11/1/43	130,572	130,345
[1,3] Ginnie Mae II Pool		3.500%	4/20/42–11/1/43	1,833,245	1,904,886
[1,3] Ginnie Mae II Pool		4.000%	6/20/39–11/1/43	1,733,446	1,849,362
[1,3] Ginnie Mae II Pool		4.500%	12/20/32–11/1/43	2,679,783	2,907,817
1	Ginnie Mae II Pool	5.000%	10/20/32–7/20/42	1,222,953	1,342,382
1	Ginnie Mae II Pool	5.500%	1/20/34–7/20/40	214,473	234,505
1	Ginnie Mae II Pool	6.000%	4/20/28–8/20/40	159,445	176,223
1	Ginnie Mae II Pool	6.500%	4/20/37–3/20/41	3,920	4,377
1	Ginnie Mae II Pool	7.000%	10/20/25–5/20/38	412	447
1	Ginnie Mae II Pool	7.500%	6/20/25–8/20/25	267	304
1	Ginnie Mae II Pool	8.000%	12/20/15–4/20/16	19	19
1	Ginnie Mae II Pool	8.500%	4/20/16–1/20/17	212	223
1	Ginnie Mae II Pool	9.000%	6/20/16–9/20/16	56	62
1	Ginnie Mae II Pool	10.000%	11/20/15–8/20/18	16	18
1	Ginnie Mae II Pool	11.000%	6/20/14–2/20/16	3	3
1	Ginnie Mae II Pool	11.250%	9/20/15–2/20/16	15	15
1	Ginnie Mae II Pool	11.500%	9/20/15–11/20/15	2	3
1	Ginnie Mae II Pool	12.000%	6/20/14–12/20/15	7	8
1	Ginnie Mae II Pool	12.500%	5/20/14–7/20/15	1	1
1	Ginnie Mae II Pool	13.500%	8/20/14–10/20/14	1	1
					28,125,963
Nonconventional Mortgage-Backed Securities (1.2%)
[1,2] Fannie Mae REMICS		3.000%	11/25/42–6/25/43	69,824	54,017
[1,2] Fannie Mae REMICS		3.500%	7/25/43	18,057	16,545
[1,2] Fannie Mae REMICS		6.000%	10/25/28–9/25/32	12,711	14,086
[1,2] Freddie Mac REMICS		3.000%	8/15/42–3/15/43	108,155	90,615
[1,2] Freddie Mac REMICS		6.000%	4/15/28–11/15/32	39,054	43,473
[1,4] Ginnie Mae REMICS		0.372%	2/20/37	10,416	10,332
1	Ginnie Mae REMICS	2.500%	8/16/42	13,303	10,930
1	Ginnie Mae REMICS	3.000%	3/20/43	10,692	9,559
1	Ginnie Mae REMICS	4.500%	6/20/39	11,774	12,552
1	Ginnie Mae REMICS	5.000%	6/16/37	37,297	40,895
1	Ginnie Mae REMICS	5.500%	1/20/33–8/16/36	31,484	35,344
1	Ginnie Mae REMICS	6.500%	4/20/31	3,072	3,524
1	Government National Mortgage Assn.	3.500%	7/20/43	23,327	22,799
					364,671
Total U.S. Government and Agency Obligations (Cost $28,019,597)					28,490,634
Temporary Cash Investments (16.4%)
Repurchase Agreements (4.2%)
	Bank of America Securities, LLC
	(Dated 10/31/13, Repurchase Value
	$56,800,000, collateralized by Federal
	National Mortgage Assn. 3.500%, 10/1/26-
	11/1/26, with a value of $57,936,000)	0.100%	11/1/13	56,800	56,800
	Bank of Montreal
	(Dated 10/31/13, Repurchase Value
	$10,000,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.750%-
	4.000%, 3/27/19-9/1/43, and Federal
	National Mortgage Assn. 0.760%, 2/24/16,
	with a value of 10,200,000)	0.090%	11/1/13	10,000	10,000

Barclays Capital Inc.
(Dated 10/31/13, Repurchase Value
$89,700,000, collateralized by U.S.
Treasury Note/Bond 0.750%, 2/28/18, with
a value of $91,494,000)	0.080%	11/1/13	89,700	89,700
Citigroup Global Markets Inc.
(Dated 10/31/13, Repurchase Value
$277,701,000, collateralized by U.S.
Treasury Note/Bond 0.250%-8.750%,
4/30/14-10/31/19, with a value of
$283,254,000)	0.090%	11/1/13	277,700	277,700
Credit Suisse Securities (USA), LLC
(Dated 10/31/13, Repurchase Value
$35,400,000, collateralized by U.S.
Treasury Note/Bond 4.500%, 2/15/36, with
a value of $36,108,000)	0.080%	11/1/13	35,400	35,400
HSBC Bank USA
(Dated 10/31/13, Repurchase Value
$100,000,000, collateralized by U.S.
Treasury Note/Bond 1.375%-3.125%,
5/31/20-2/15/43, with a value of
$102,003,000)	0.080%	11/1/13	100,000	100,000
HSBC Bank USA
(Dated 10/31/13, Repurchase Value
$159,900,000, collateralized by
Government National Mortgage Assn.
3.000%-4.500%, 4/15/27-10/20/43, with a
value of $163,099,000)	0.100%	11/1/13	159,900	159,900
RBC Capital Markets LLC
(Dated 10/31/13, Repurchase Value
$5,400,000, collateralized by Federal
National Mortgage Assn. 2.506%-4.500%,
9/1/33-9/1/43, and Federal Home Loan
Mortgage Corp. 2.556%, 2/1/43, with a
value of 5,508,000)	0.100%	11/1/13	5,400	5,400
RBS Securities, Inc.
(Dated 10/31/13, Repurchase Value
$436,401,000, collateralized by U.S.
Treasury Note/Bond 1.250%-3.625%,
4/15/14-8/31/20, with a value of
$445,133,000)	0.090%	11/1/13	436,400	436,400
TD Securities (USA) LLC
(Dated 10/31/13, Repurchase Value
$12,000,000, collateralized by U.S.
Treasury Note/Bond 0.000%-0.125%,
12/26/13-4/30/15, and Federal National
Mortgage Assn. 3.500%, 1/1/28, with a
value of 12,240,000)	0.100%	11/1/13	12,000	12,000
				1,183,300
U.S. Government and Agency Obligations (12.2%)
United States Treasury Bill	0.025%–0.037%	11/7/13	720,000	720,000
United States Treasury Bill	0.010%–0.260%	11/14/13	1,680,000	1,679,983
United States Treasury Bill	0.023%	11/21/13	400,000	399,992
United States Treasury Bill	0.015%	12/26/13	200,000	199,988

United States Treasury Bill	0.040%	1/9/14	500,000	499,970
				3,499,933
Total Temporary Cash Investments (Cost $4,683,218)				4,683,233
Total Investments (115.8%) (Cost $32,702,814)				33,173,867
Other Assets and Liabilities-Net (-15.8%)[5]				(4,524,758)
Net Assets (100%)				28,649,109

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2013.
4 Adjustable-rate security.
5 Cash of $21,545,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by

GNMA Fund

a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	28,490,634	—
Temporary Cash Investments	—	4,683,233	—
Futures Contracts—Assets[1]	80	—	—
Futures Contracts—Liabilities[1]	(1,306)	—	—
Total	(1,226)	33,173,867	—
1 Represents variation margin on the last day of the reporting period.

F. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

GNMA Fund

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2013	10,238	1,245,837	15,282
10-Year U.S. Treasury Note	December 2013	8,360	1,064,724	23,493

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

G. At October 31, 2013, the cost of investment securities for tax purposes was $32,752,749,000. Net unrealized appreciation of investment securities for tax purposes was $421,118,000, consisting of unrealized gains of $671,671,000 on securities that had risen in value since their purchase and $250,553,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (8.5%)
U.S. Government Securities (8.4%)
	United States Treasury Note/Bond	0.375%	3/15/15	63,500	63,639
	United States Treasury Note/Bond	2.500%	3/31/15	280,000	288,968
	United States Treasury Note/Bond	0.375%	4/15/15	187,712	188,123
	United States Treasury Note/Bond	0.250%	5/15/15	147,635	147,681
1,2	United States Treasury Note/Bond	2.125%	5/31/15	40,000	41,181
3	United States Treasury Note/Bond	0.375%	6/15/15	357,021	357,746
	United States Treasury Note/Bond	0.250%	7/15/15	63,800	63,790
	United States Treasury Note/Bond	1.250%	8/31/15	363	369
	United States Treasury Note/Bond	0.375%	3/15/16	75,000	74,942
	United States Treasury Note/Bond	0.625%	10/15/16	701,250	702,344
	United States Treasury Note/Bond	0.875%	11/30/16	1,000	1,007
	United States Treasury Note/Bond	0.625%	5/31/17	55,255	54,858
	United States Treasury Note/Bond	0.750%	3/31/18	45,500	44,732
	United States Treasury Note/Bond	0.625%	4/30/18	592,610	578,719
	United States Treasury Note/Bond	1.250%	10/31/18	1,081,500	1,077,780
1	United States Treasury Note/Bond	1.000%	8/31/19	188,000	181,478
					3,867,357
Conventional Mortgage-Backed Securities (0.0%)
4,5	Fannie Mae Pool	6.000%	12/1/16–5/1/17	3,200	3,377
4,5	Fannie Mae Pool	6.500%	9/1/16	2,433	2,574
4,5	Fannie Mae Pool	7.500%	3/1/15	3	3
4,5	Freddie Mac Gold Pool	6.000%	3/1/17–4/1/17	1,796	1,885
					7,839
Nonconventional Mortgage-Backed Securities (0.1%)
[4,5,6]	Fannie Mae Pool	2.125%	12/1/32	670	691
[4,5,6]	Fannie Mae Pool	2.250%	6/1/33	5,026	5,272
[4,5,6]	Fannie Mae Pool	2.310%	7/1/32	658	706
[4,5,6]	Fannie Mae Pool	2.335%	5/1/33	4,289	4,587
[4,5,6]	Fannie Mae Pool	2.340%	9/1/32	86	92
[4,5,6]	Fannie Mae Pool	2.375%	9/1/32	366	389
[4,5,6]	Fannie Mae Pool	2.414%	8/1/33	2,481	2,658
[4,5,6]	Fannie Mae Pool	2.420%	8/1/33	1,441	1,476
[4,5,6]	Fannie Mae Pool	2.535%	8/1/33	1,813	1,866
[4,5,6]	Fannie Mae Pool	2.550%	7/1/33	4,845	5,015
[4,5,6]	Fannie Mae Pool	2.564%	8/1/37	697	735
[4,5,6]	Fannie Mae Pool	2.605%	2/1/37	1,811	1,918
[4,5,6]	Fannie Mae Pool	2.692%	5/1/33	966	1,039
[4,5,6]	Freddie Mac Non Gold Pool	2.375%	8/1/32	2,151	2,272
[4,5,6]	Freddie Mac Non Gold Pool	2.379%	9/1/32	579	637
[4,5,6]	Freddie Mac Non Gold Pool	2.473%	8/1/37	2,809	2,980
[4,5,6]	Freddie Mac Non Gold Pool	2.518%	9/1/32	1,052	1,084
[4,5,6]	Freddie Mac Non Gold Pool	2.589%	8/1/33	1,235	1,324
[4,5,6]	Freddie Mac Non Gold Pool	2.836%	1/1/33–2/1/33	1,268	1,354
[4,5,6]	Freddie Mac Non Gold Pool	2.931%	10/1/32	666	714
					36,809
Total U.S. Government and Agency Obligations (Cost $3,911,583)					3,912,005

Asset-Backed/Commercial Mortgage-Backed Securities (19.4%)

4	Ally Auto Receivables Trust 2010-2	2.090%	5/15/15	19,100	19,176
4,7	Ally Auto Receivables Trust 2010-3	2.690%	2/15/17	18,850	19,087
4	Ally Auto Receivables Trust 2011-1	2.230%	3/15/16	63,241	64,066
4	Ally Auto Receivables Trust 2012-1	1.210%	7/15/16	14,300	14,413
4	Ally Auto Receivables Trust 2012-SN1	0.700%	12/21/15	11,450	11,462
4	Ally Auto Receivables Trust 2013-SN1	0.900%	5/22/17	24,150	24,149
4,7	Ally Master Owner Trust Series 2010-2	4.250%	4/15/17	2,600	2,726
4,7	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	15,500	16,239
4,6	Ally Master Owner Trust Series 2010-4	1.244%	8/15/17	58,280	58,833
4,6,7	Ally Master Owner Trust Series 2010-4	1.724%	8/15/17	39,172	39,637
4,6,7	Ally Master Owner Trust Series 2010-4	2.124%	8/15/17	29,770	30,072
4	Ally Master Owner Trust Series 2012-3	1.210%	6/15/17	39,400	39,630
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	78,200	77,770
4,6	American Express Credit Account Secured
	Note Trust 2012-4	0.724%	5/15/20	27,755	27,712
4,6	American Express Issuance Trust II 2013-1	0.454%	2/15/19	131,000	130,357
4,7	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	16,990	18,213
4,7	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	11,185	12,845
4	AmeriCredit Automobile Receivables Trust
	2012-1	1.230%	9/8/16	7,400	7,434
4	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	3,200	3,144
4	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	14,600	14,371
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	16,100	15,831
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	20,500	20,176
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	3,460	3,480
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	4,660	4,725
4,6,7	Arkle Master Issuer plc Series 2010-1	1.513%	5/17/60	26,540	26,785
4,6,7	Arran Residential Mortgages Funding 2010-1
	plc	1.663%	5/16/47	17,016	17,223
4,6,7	Arran Residential Mortgages Funding 2011-1
	plc	1.713%	11/19/47	30,550	30,957
7	Australia & New Zealand Banking Group Ltd.	2.400%	11/23/16	12,950	13,469
4,6	BA Credit Card Trust 2007-A4	0.214%	11/15/19	36,370	35,945
4,7	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,900	4,713
4	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	44,308	48,663
4	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	44,938	49,484
4	Banc of America Commercial Mortgage Trust
	2007-2	5.572%	4/10/49	43,970	48,334
4	Banc of America Commercial Mortgage Trust
	2007-2	5.623%	4/10/49	23,534	26,282
4	Banc of America Commercial Mortgage Trust
	2008-1	6.163%	2/10/51	97,176	108,985
4	Banc of America Commercial Mortgage Trust
	2008-1	6.207%	2/10/51	6,835	7,848
4,8	Banc of America Funding 2006-H Trust	2.792%	9/20/46	30,530	23,203
4	Banc of America Mortgage 2003-F Trust	2.766%	7/25/33	1,813	1,823
4	Bank of America Mortgage 2002-J Trust	3.562%	9/25/32	23	24

4,6,7	Bank of America Student Loan Trust 2010-1A	1.038%	2/25/43	36,979	37,270
7	Bank of Nova Scotia	1.750%	3/22/17	11,057	11,298
4,6	Bank One Issuance Trust Series 2004-C2	0.974%	2/15/17	6,600	6,604
4,7	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	15,921	16,121
4,8	Bear Stearns ARM Trust 2006-4	2.577%	10/25/36	39,653	30,354
4,8	Bear Stearns ARM Trust 2007-3	2.869%	5/25/47	29,877	24,128
4	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	13,370	14,205
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	23,856	26,383
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.708%	6/11/40	21,611	24,336
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	133,284	148,789
4	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	41,936	47,729
4,6,7	BMW Floorplan Master Owner Trust 2012-1A	0.574%	9/15/17	93,500	93,513
4,6	Brazos Higher Education Authority Inc. Series
	2005-3	0.451%	6/25/26	15,150	14,184
4,6	Brazos Higher Education Authority Inc. Series
	2010-1	1.162%	5/25/29	36,102	36,714
4,6	Brazos Higher Education Authority Inc. Series
	2011-1	1.062%	2/25/30	48,400	48,753
4,7	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	8,370	8,321
4,7	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	15,161	15,018
4	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	18,000	17,856
4	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	5,600	5,538
4	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	5,420	5,323
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	13,400	13,547
4,6	Capital One Multi-asset Execution Trust 2004-
	C2	1.224%	12/15/16	2,940	2,940
4,6	Capital One Multi-asset Execution Trust 2006-
	A11	0.264%	6/17/19	12,195	12,115
4,6	Capital One Multi-asset Execution Trust 2007-
	A1	0.224%	11/15/19	27,690	27,447
4,6	Capital One Multi-asset Execution Trust 2007-
	A2	0.254%	12/16/19	110,725	109,767
4,6	Capital One Multi-asset Execution Trust 2007-
	A5	0.214%	7/15/20	33,485	33,016
4,6,7	Cards II Trust 2012-4A	0.624%	9/15/17	27,040	27,078
4	CarMax Auto Owner Trust 2010-2	2.040%	10/15/15	25,505	25,684
4	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	5,940	5,997
4	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	3,630	3,659
4	CD 2007-CD4 Commercial Mortgage Trust	5.205%	12/11/49	2,075	2,073
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	21,400	21,615
4,7	CFCRE Commercial Mortgage Trust 2011-C1	5.546%	4/15/44	3,100	3,349
4,7	CFCRE Commercial Mortgage Trust 2011-C2	5.559%	12/15/47	14,930	16,473
4,6	Chase Issuance Trust 2007-C1	0.634%	4/15/19	30,600	30,163
4,6	Chase Issuance Trust 2012-A10	0.434%	12/16/19	117,000	116,553
4	Chase Issuance Trust 2012-A3	0.790%	6/15/17	23,150	23,240
4	CHL Mortgage Pass-Through Trust 2003-
	HYB3	2.665%	11/19/33	2,133	2,007
4,8	CHL Mortgage Pass-Through Trust 2006-
	HYB1	2.634%	3/20/36	16,910	12,195
4,8	CHL Mortgage Pass-Through Trust 2007-
	HYB2	2.818%	2/25/47	19,807	15,006

4,7	Chrysler Capital Auto Receivables Trust
	2013-AA	1.830%	3/15/19	3,985	3,996
4,7	Chrysler Capital Auto Receivables Trust
	2013-AA	2.280%	7/15/19	4,785	4,799
4,7	Chrysler Capital Auto Receivables Trust
	2013-AA	2.930%	8/17/20	5,185	5,200
4,7	CIT Equipment Collateral 2012-VT1	1.100%	8/22/16	22,830	22,894
4,6	Citibank Credit Card Issuance Trust 2005-C2	0.640%	3/24/17	4,380	4,367
4,6	Citibank Credit Card Issuance Trust 2006-A7	0.314%	12/17/18	31,075	30,801
4	Citibank Credit Card Issuance Trust 2007-A8	5.650%	9/20/19	24,075	27,942
4,6	Citibank Credit Card Issuance Trust 2008-A7	1.547%	5/20/20	61,200	63,933
4,7	Citibank Omni Master Trust 2009-A13	5.350%	8/15/18	77,575	80,434
4,6,7	Citibank Omni Master Trust 2009-A14A	2.924%	8/15/18	65,116	66,319
4,7	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	114,717	119,658
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,980	5,804
4,7	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,100	2,101
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	4,885	4,895
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	6,100	5,891
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	33,878	35,770
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	7,270	7,702
4,8	Citigroup Mortgage Loan Trust 2007-AR8	2.755%	7/25/37	1,721	1,498
4,7	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	11,662	11,929
4,7	CLI Funding V LLC 2013-1A	2.830%	3/18/28	24,896	24,236
4	CNH Equipment Trust 2010-B	1.740%	1/17/17	39,720	39,952
4	CNH Equipment Trust 2010-C	1.750%	5/16/16	47,880	48,234
4	CNH Equipment Trust 2011-B	1.290%	9/15/17	3,200	3,227
4	COBALT CMBS Commercial Mortgage Trust
	2007-C2	5.484%	4/15/47	24,554	27,300
4	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	67,383	74,356
4	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	36,900	40,622
4	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	910	910
4	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	25,210	28,564
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,925	2,866
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	4,100	4,131
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	7,520	7,175
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,955	5,671
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,640	2,509
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	10/10/46	30,255	31,704
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	14,650	15,089
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	6,830	7,035
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	22,465	22,564
4	COMM 2013-CCRE9 Mortgage Trust	4.238%	7/10/45	19,500	20,630
4,7	COMM 2013-CCRE9 Mortgage Trust	4.261%	7/10/45	11,250	11,680
4	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	20,750	21,573
4	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	9,520	9,982
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	32,400	33,630
4,7	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	10,688	11,140
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	11,725	12,328
4,7	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	18,565	19,577
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	4,100	3,926
4,7	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	5,490	5,191

4	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	9,600	10,170
4	Commercial Mortgage Trust 2006-GG7	5.828%	7/10/38	34,277	37,591
7	Commonwealth Bank of Australia	2.250%	3/16/17	50,220	51,850
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.793%	6/15/38	19,958	21,867
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	22,211	23,797
4	Credit Suisse Commercial Mortgage Trust
	Series 2007-C5	5.589%	9/15/40	2,282	2,285
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.036%	2/15/41	59,023	65,404
4,7	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	15,783	15,899
4,6	Discover Card Execution Note Trust 2012-A4	0.544%	11/15/19	52,825	52,912
4	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	114,300	111,168
4,6	Discover Card Execution Note Trust 2013-A1	0.474%	8/17/20	74,900	74,574
7	DNB Boligkreditt AS	1.450%	3/21/18	20,580	20,406
4	Dryrock Issuance Trust Series 2012-2	0.640%	8/15/18	13,500	13,467
4,7	Enterprise Fleet Financing LLC Series 2011-2	1.430%	10/20/16	8,968	9,005
4,7	Enterprise Fleet Financing LLC Series 2011-2	1.900%	10/20/16	12,300	12,427
4,7	Enterprise Fleet Financing LLC Series 2011-3	2.100%	5/20/17	12,201	12,298
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.720%	4/20/18	27,029	27,030
4,7	Enterprise Fleet Financing LLC Series 2012-2	0.930%	4/20/18	10,300	10,282
4,8	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.023%	11/25/36	14,066	11,733
8	First Horizon Mortgage Pass-Through Trust
	2006-AR4	2.551%	1/25/37	31,864	26,506
4,7	Fontainebleau Miami Beach Trust 2012-FBLU	2.887%	5/5/27	5,070	5,130
4,7	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	10,050	10,069
4	Ford Credit Auto Lease Trust 2013-A	0.780%	4/15/16	13,500	13,441
4	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	18,050	17,946
4	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	13,780	13,697
4	Ford Credit Auto Owner Trust 2010-A	3.220%	3/15/16	6,040	6,142
4	Ford Credit Auto Owner Trust 2013-A	1.150%	7/15/18	8,200	8,189
4	Ford Credit Auto Owner Trust 2013-A	1.360%	10/15/18	4,000	3,990
4	Ford Credit Auto Owner Trust 2013-B	1.110%	10/15/18	10,460	10,503
4	Ford Credit Auto Owner Trust 2013-B	1.320%	1/15/19	4,130	4,135
4	Ford Credit Auto Owner Trust 2013-B	1.820%	11/15/19	3,340	3,374
4	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	4,900	4,930
4	Ford Credit Auto Owner Trust 2013-C	1.910%	3/15/19	4,250	4,277
4	Ford Credit Auto Owner Trust 2013-C	2.500%	1/15/20	4,550	4,594
4,6,7	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	1.874%	2/15/17	28,982	29,456
4,7	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.200%	2/15/17	22,356	23,313
4,7	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	21,000	21,955
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	26,800	27,353
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	0.940%	9/15/16	12,100	12,085
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	1.390%	9/15/16	28,200	28,238
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	116,300	116,307
4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	7,200	7,174

4	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	8,650	8,636
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	25,699	25,516
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	9,660	9,644
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	7,529	7,523
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	6,180	6,175
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	6,630	6,551
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	2,650	2,625
4,7	FRS I LLC 2013-1A	1.800%	4/15/43	6,815	6,791
4,7	FRS I LLC 2013-1A	3.080%	4/15/43	29,242	29,006
4,6	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.174%	5/15/19	50,270	50,315
4	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	72,000	72,415
4	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	90,140	89,621
4,6	GE Dealer Floorplan Master Note Trust
	Series 2012-1	0.743%	2/20/17	33,825	33,904
4,6	GE Dealer Floorplan Master Note Trust
	Series 2012-2	0.923%	4/22/19	48,100	48,449
4,6	GE Dealer Floorplan Master Note Trust
	Series 2012-4	0.613%	10/20/17	25,000	24,999
4	GMACM Mortgage Loan Trust 2005-AR6	3.398%	11/19/35	5,942	5,414
4,7	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	83,300	84,552
4,6,7	Golden Credit Card Trust 2012-3A	0.624%	7/17/17	60,000	60,079
4,6,7	Golden Credit Card Trust 2013-1A	0.424%	2/15/18	39,200	39,071
4,6	Granite Master Issuer plc Series 2007-1	0.313%	12/20/54	7,119	7,011
4,6	Granite Master Issuer plc Series 2007-2	0.254%	12/17/54	2,391	2,354
4,7	Great America Leasing Receivables 2011-1	2.340%	4/15/16	16,090	16,214
4,7	Great America Leasing Receivables 2013-1	1.160%	5/15/18	11,500	11,517
4	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	26,869	28,994
4,7	GS Mortgage Securities Trust 2010-C2	5.225%	12/10/43	3,530	3,798
4,7	GS Mortgage Securities Trust 2011-GC3	5.543%	3/10/44	2,280	2,459
4,7	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	20,420	20,511
4,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	18,290	17,363
4,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,000	1,097
4	GS Mortgage Securities Trust 2013-GC13	4.040%	7/10/46	22,170	23,226
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	16,420	15,877
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	22,530	23,423
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	8,192	8,626
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	49,000	51,557
4	Harley-Davidson Motorcycle Trust 2010-1	1.530%	9/15/15	10,616	10,636
4	Harley-Davidson Motorcycle Trust 2011-1	1.310%	3/15/17	5,800	5,843
4	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	18,350	18,286
4,7	Hertz Vehicle Financing LLC 2009-2A	5.290%	3/25/16	15,250	16,012
4,7	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	52,150	54,971
4,7	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	41,500	43,787
4,7	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	80,200	78,758
4,6,7	Holmes Master Issuer plc 2011-3A	1.794%	10/15/54	12,934	13,065
4,7	Hyundai Auto Lease Securitization Trust
	2012-A	1.050%	4/17/17	22,000	22,082

4,7	Hyundai Auto Lease Securitization Trust
	2013-A	0.660%	6/15/16	20,650	20,645
4,7	Hyundai Auto Lease Securitization Trust
	2013-A	0.770%	10/17/16	9,952	9,942
4	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	8,100	8,230
4	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	5,840	5,849
4	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	9,850	9,864
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	6,500	6,529
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	5,470	5,512
4,6,7	Hyundai Floorplan Master Owner Trust Series
	2013-1	0.524%	5/15/18	20,000	19,978
4,6,7	Hyundai Floorplan Master Owner Trust Series
	2013-1	0.824%	5/15/18	8,950	8,908
4,7	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	18,476	18,498
6	Illinois Student Assistance Commission
	Series 2010-1	1.288%	4/25/22	28,262	28,433
4,7	Irvine Core Office Trust 2013-IRV	2.068%	5/15/48	5,546	5,421
4,7	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	14,450	13,800
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2005-LDP1	4.625%	3/15/46	1,118	1,123
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	48,082	52,315
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.863%	4/15/45	36,322	40,208
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	4,880	5,406
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	44,650	50,332
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	39,645	44,147
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP11	5.798%	6/15/49	23,554	23,807
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.827%	2/15/51	1,200	1,210
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	33,463	37,932
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2009-IWST	5.633%	12/5/27	6,185	7,066
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	2,300	2,514
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	3,300	3,503
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	3,140	3,339
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.526%	11/15/43	6,225	6,843
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.526%	11/15/43	7,100	7,552
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	17,600	19,114
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	26,091	28,673
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	2,930	3,147
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.314%	8/15/46	4,100	4,650

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	2,950	2,815
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,030	3,940
4,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,850	5,682
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	14,110	14,594
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	1.855%	4/15/46	4,885	4,860
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	11,321	10,791
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	17,080	17,215
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.027%	7/15/45	7,520	7,671
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	16,407	17,044
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	17,400	18,237
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	24,290	25,068
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	4,050	4,181
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	27,200	28,289
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	17,820	18,556
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.251%	11/15/45	13,360	13,541
4,6,7	Kildare Securities Ltd. 2007-1A	0.376%	12/10/43	10,685	10,470
4,6,7	Lanark Master Issuer plc 2012-2A	1.662%	12/22/54	31,950	32,401
4,6,7	Lanark Master Issuer plc 2013-1A	0.762%	12/22/54	16,925	16,845
4	LB-UBS Commercial Mortgage Trust 2006-C3	5.641%	3/15/39	66,849	72,771
4	LB-UBS Commercial Mortgage Trust 2006-C6	5.342%	9/15/39	36,126	38,879
4	LB-UBS Commercial Mortgage Trust 2006-C7	5.347%	11/15/38	9,765	10,763
4	LB-UBS Commercial Mortgage Trust 2007-C7	5.866%	9/15/45	27,488	30,980
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	29,250	30,789
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	13,800	14,768
4,7	Macquarie Equipment Funding Trust 2011-A	1.910%	4/20/17	9,136	9,182
4,7	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	13,647	13,636
4,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	12,460	13,021
4,7	Master Credit Card Trust 2012-2A	1.970%	4/21/17	4,000	4,004
4,7	Master Credit Card Trust 2013-3A	2.280%	1/22/18	4,319	4,325
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	2.214%	4/25/34	2,552	2,453
4,6	MBNA Credit Card Master Note Trust 2004-
	A3	0.434%	8/16/21	17,800	17,599
4,6	MBNA Credit Card Master Note Trust 2004-
	C2	1.074%	11/15/16	39,715	39,742
4,7	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	51,700	51,730
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	1.894%	2/25/33	3,135	3,081

4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	2.654%	7/25/33	897	886
4	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	11,898	13,146
4	Merrill Lynch Mortgage Trust 2007-C1	5.748%	6/12/50	2,745	2,751
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	11,590	13,066
4	ML-CFC Commercial Mortgage Trust 2006-2	5.887%	6/12/46	28,102	31,122
4	ML-CFC Commercial Mortgage Trust 2007-6	5.331%	3/12/51	8,976	8,988
4,7	MMAF Equipment Finance LLC 2009-A	3.510%	1/15/30	15,792	16,143
4,7	MMAF Equipment Finance LLC 2011-A	2.100%	7/15/17	24,275	24,696
4,7	MMAF Equipment Finance LLC 2011-A	3.040%	8/15/28	27,800	29,015
4,7	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	13,800	13,903
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	5,870	5,794
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	2,000	2,015
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,700	5,470
4,7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	21,775	20,520
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.083%	7/15/46	24,600	25,702
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	22,200	23,143
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.220%	8/15/46	30,315	31,956
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	8,080	8,455
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	6,400	6,114
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,940	2,812
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	9,080	8,755
4	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	79,517	87,674
4	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	36,717	40,544
4	Morgan Stanley Capital I Trust 2007-IQ15	5.910%	6/11/49	37,670	42,285
4	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	81,884	91,103
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	3,143	3,125
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,500	2,527
4,7	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	17,045	16,492
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	2.246%	6/25/36	14,347	13,432
4,6,7	Motor 2012 plc	0.669%	2/25/20	21,442	21,445
4,7	Motor 2012 plc	1.286%	2/25/20	12,030	12,032
7	National Australia Bank Ltd.	2.000%	6/20/17	30,200	30,901
4,6,7	Navistar Financial Dealer Note Master Owner
	Trust Series 2013-1	0.840%	1/25/18	28,900	28,929
6	New Mexico Educational Assistance
	Foundation 2013-1	0.880%	1/2/25	30,941	30,795
4	Nissan Auto Lease Trust 2013-A	0.740%	10/15/18	15,750	15,738
4,6	Nissan Master Owner Trust Receivables
	Series 2012-A	0.644%	5/15/17	51,950	52,011
4,6	Nissan Master Owner Trust Receivables
	Series 2013-A	0.474%	2/15/18	39,200	39,073
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	24,250	24,177
6	North Carolina State Education Assistance
	Authority 2011-1	1.138%	1/26/26	37,100	37,291

4,6	North Carolina State Education Assistance
	Authority 2011-2	1.038%	7/25/25	5,420	5,420
4,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	10,065	11,083
4,7	Rental Car Finance Corp. 2011-1A	2.510%	2/25/16	87,600	88,854
4,8	RFMSI Series 2006-SA2 Trust	3.630%	8/25/36	28,316	23,306
4,8	RFMSI Series 2006-SA3 Trust	3.699%	9/25/36	10,693	9,560
4	Royal Bank of Canada	1.200%	9/19/18	31,200	31,107
4	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	4,810	4,804
4	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	6,000	5,920
4	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	24,200	23,850
4,6,7	Silverstone Master Issuer plc 2010-1A	1.746%	1/21/55	30,740	31,330
4,6	SLM Student Loan Trust 2005-5	0.338%	4/25/25	60,805	60,449
4,6	SLM Student Loan Trust 2005-9	0.358%	1/27/25	26,343	26,202
4,6	SLM Student Loan Trust 2006-5	0.348%	1/25/27	24,500	23,632
4,6	SLM Student Loan Trust 2006-6	0.348%	10/27/25	36,300	35,245
4,6	SLM Student Loan Trust 2007-1	0.328%	1/26/26	66,950	64,644
4,6,7	SLM Student Loan Trust 2011-A	1.174%	10/15/24	14,382	14,418
4,7	SLM Student Loan Trust 2011-A	4.370%	4/17/28	12,200	13,056
4,7	SLM Student Loan Trust 2011-B	3.740%	2/15/29	60,000	63,164
4,6,7	SLM Student Loan Trust 2011-C	1.574%	12/15/23	17,490	17,606
4,7	SLM Student Loan Trust 2011-C	4.540%	10/17/44	22,200	24,304
4,6	SLM Student Loan Trust 2012-6	0.450%	9/25/19	34,620	34,481
4,6,7	SLM Student Loan Trust 2012-B	1.274%	12/15/21	7,619	7,635
4,7	SLM Student Loan Trust 2012-B	3.480%	10/15/30	15,200	15,962
4,6,7	SLM Student Loan Trust 2012-E	0.924%	10/16/23	21,128	21,099
4,6,7	SLM Student Loan Trust 2013-1	1.224%	5/17/27	24,000	23,732
4,7	SLM Student Loan Trust 2013-1	2.500%	3/15/47	8,000	7,429
4,7	SLM Student Loan Trust 2013-B	1.850%	6/17/30	14,750	14,333
4,7	SLM Student Loan Trust 2013-B	3.000%	5/16/44	6,500	6,152
4,7	SLM Student Loan Trust 2013-C	3.500%	6/15/44	5,860	5,546
4,6,7	SMART ABS Series 2010-1US Trust	1.674%	12/14/15	27,720	27,867
4,6,7	SMART ABS Series 2011-1US Trust	1.024%	10/14/14	233	233
4,7	SMART ABS Series 2011-1US Trust	1.770%	10/14/14	703	703
4,7	SMART ABS Series 2011-1US Trust	2.520%	11/14/16	42,300	42,847
4,7	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	26,850	27,387
4	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	26,200	26,252
4	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	9,100	9,007
4	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	18,500	18,256
4,7	Sonic Capital LLC 2011-1A	5.438%	5/20/41	13,908	14,969
4,6	South Carolina Student Loan Corp. Revenue
	2010-1	1.238%	7/25/25	30,100	30,424
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	11,250	10,993
4,7	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	24,490	23,560
7	Stadshypotek AB	1.250%	5/23/18	12,815	12,587
7	Swedbank Hypotek AB	1.375%	3/28/18	14,200	14,018
4,7	Textainer Marine Containers Ltd. 2011-1A	4.700%	6/15/26	12,880	12,892
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,250	1,300
4,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	24,595	24,069
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	8,915	8,476
4,7	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	10,700	10,170
4	Volkswagen Auto Lease Trust 2012-A	1.060%	5/22/17	17,750	17,861
4	Volkswagen Auto Loan Enhanced Trust 2012-
	1	1.150%	7/20/18	15,500	15,658

4,6,7	Volkswagen Credit Auto Master Owner Trust
	2011-1A	0.853%	9/20/16	25,870	25,936
4,7	Volvo Financial Equipment LLC Series 2012-1	2.380%	9/16/19	5,400	5,490
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	8,543	9,262
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	43,865	48,341
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	46,760	51,310
4	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	36,404	40,247
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	5.925%	2/15/51	46,804	52,031
4	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34	5.569%	5/15/46	15,968	15,969
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18	2.496%	1/25/33	308	319
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7	2.309%	8/25/33	1,893	1,853
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9	2.427%	9/25/33	2,612	2,598
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	19,257	18,580
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,650	1,628
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	8,075	8,524
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	12,700	13,372
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.305%	7/15/46	4,906	5,100
4,8	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	2.621%	10/25/36	26,179	23,352
7	Westpac Banking Corp.	1.375%	7/17/15	6,480	6,568
4,7	Westpac Banking Corp.	1.250%	12/14/18	13,436	13,286
4,7	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	11,545	12,347
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	8,855	8,462
4	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	11,630	11,658
4	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	5,056	5,212
4	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	4,400	4,280
4	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	8,360	8,013
4	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	2,860	2,785
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,230	2,147
4	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	7,986	8,272
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	22,490	23,524
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	14,650	15,663
4	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	19,000	18,738
4	World Omni Automobile Lease Securitization
	Trust 2011-A	1.780%	9/15/16	26,222	26,409
4,6,7	World Omni Master Owner Trust 2013-1	0.524%	2/15/18	18,000	17,972
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,933,895)					8,964,643

Corporate Bonds (59.8%)
Finance (25.7%)
Banking (19.6%)
Abbey National Treasury Services plc	2.875%	4/25/14	19,625	19,831
7 Abbey National Treasury Services plc	3.875%	11/10/14	22,155	22,772
Abbey National Treasury Services plc	4.000%	4/27/16	35,320	37,642
Abbey National Treasury Services plc	3.050%	8/23/18	59,595	61,754
American Express Centurion Bank	0.875%	11/13/15	4,915	4,922
American Express Centurion Bank	6.000%	9/13/17	47,600	55,305
American Express Co.	6.150%	8/28/17	17,853	20,832
American Express Co.	7.000%	3/19/18	22,315	26,985
American Express Credit Corp.	1.750%	6/12/15	12,035	12,244
American Express Credit Corp.	2.750%	9/15/15	55,697	57,932
American Express Credit Corp.	2.800%	9/19/16	56,420	59,220
American Express Credit Corp.	2.375%	3/24/17	31,210	32,266
Amsouth Bank	5.200%	4/1/15	9,770	10,257
Associated Banc-Corp	1.875%	3/12/14	43,900	43,964
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	19,500	19,524
7 Australia & New Zealand Banking Group Ltd.	3.250%	3/1/16	28,325	29,821
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	54,192	54,654
Australia & New Zealand Banking Group Ltd.	1.450%	5/15/18	16,600	16,241
7 Banco Votorantim SA	5.250%	2/11/16	11,720	12,276
Bancolombia SA	4.250%	1/12/16	7,820	8,132
Bank of America Corp.	7.375%	5/15/14	30,501	31,577
Bank of America Corp.	4.500%	4/1/15	69,150	72,530
Bank of America Corp.	3.700%	9/1/15	5,960	6,244
Bank of America Corp.	1.500%	10/9/15	24,365	24,541
Bank of America Corp.	3.625%	3/17/16	13,175	13,911
Bank of America Corp.	3.750%	7/12/16	6,350	6,743
Bank of America Corp.	6.500%	8/1/16	63,503	72,171
Bank of America Corp.	5.625%	10/14/16	19,010	21,275
Bank of America Corp.	5.420%	3/15/17	21,197	23,506
Bank of America Corp.	3.875%	3/22/17	54,940	58,775
Bank of America Corp.	6.000%	9/1/17	27,184	31,166
Bank of America Corp.	5.750%	12/1/17	35,235	40,171
Bank of America Corp.	2.000%	1/11/18	30,590	30,372
Bank of America Corp.	5.650%	5/1/18	12,850	14,624
Bank of America Corp.	2.600%	1/15/19	5,840	5,860
Bank of America NA	5.300%	3/15/17	9,760	10,819
Bank of America NA	6.100%	6/15/17	6,429	7,321
Bank of Montreal	0.800%	11/6/15	19,500	19,531
Bank of Montreal	2.500%	1/11/17	77,815	80,967
Bank of Montreal	1.400%	9/11/17	41,205	40,961
Bank of Montreal	1.450%	4/9/18	48,550	47,933
Bank of New York Mellon Corp.	4.950%	3/15/15	41,945	44,314
Bank of New York Mellon Corp.	2.300%	7/28/16	28,134	29,146
Bank of New York Mellon Corp.	2.400%	1/17/17	28,950	29,946
Bank of New York Mellon Corp.	1.969%	6/20/17	8,300	8,428
Bank of Nova Scotia	2.050%	10/7/15	14,680	15,086
Bank of Nova Scotia	0.750%	10/9/15	29,360	29,377
Bank of Nova Scotia	2.900%	3/29/16	12,255	12,829
Bank of Nova Scotia	1.375%	7/15/16	78,190	78,902
Bank of Nova Scotia	2.550%	1/12/17	62,130	64,785
Bank of Nova Scotia	1.375%	12/18/17	31,425	31,071
Bank of Nova Scotia	1.450%	4/25/18	7,100	6,985
Bank of Nova Scotia	2.050%	10/30/18	22,820	22,894
Bank One Corp.	4.900%	4/30/15	14,615	15,432

7	Banque Federative du Credit Mutuel SA	2.500%	10/29/18	29,855	29,926
	Barclays Bank plc	5.200%	7/10/14	29,760	30,719
	Barclays Bank plc	2.750%	2/23/15	24,275	24,888
	Barclays Bank plc	5.000%	9/22/16	51,875	57,446
	BB&T Corp.	2.050%	4/28/14	18,015	18,126
	BB&T Corp.	5.700%	4/30/14	27,020	27,712
	BB&T Corp.	5.200%	12/23/15	21,527	23,316
	BB&T Corp.	3.200%	3/15/16	44,240	46,535
	BB&T Corp.	3.950%	4/29/16	9,890	10,598
	BB&T Corp.	2.150%	3/22/17	59,751	61,147
	BB&T Corp.	4.900%	6/30/17	9,750	10,814
	BB&T Corp.	1.600%	8/15/17	21,460	21,445
	BB&T Corp.	2.050%	6/19/18	18,058	18,066
	BBVA US Senior SAU	4.664%	10/9/15	128,791	135,498
	Bear Stearns Cos. LLC	5.300%	10/30/15	22,345	24,138
	Bear Stearns Cos. LLC	5.550%	1/22/17	24,450	27,317
	Bear Stearns Cos. LLC	6.400%	10/2/17	20,970	24,474
	Bear Stearns Cos. LLC	7.250%	2/1/18	21,801	26,282
	BNP Paribas SA	3.250%	3/11/15	29,581	30,581
	BNP Paribas SA	3.600%	2/23/16	84,830	89,742
	BNP Paribas SA	2.375%	9/14/17	151,540	155,062
	BNP Paribas SA	2.700%	8/20/18	41,035	42,058
	BNY Mellon NA	4.750%	12/15/14	22,530	23,569
	Branch Banking & Trust Co.	5.625%	9/15/16	9,510	10,627
	Canadian Imperial Bank of Commerce	1.350%	7/18/16	23,460	23,682
	Canadian Imperial Bank of Commerce	1.550%	1/23/18	27,065	26,792
	Capital One Financial Corp.	2.150%	3/23/15	26,325	26,773
	Capital One Financial Corp.	6.150%	9/1/16	4,335	4,849
	Capital One NA	1.500%	3/22/18	60,395	59,261
	Citigroup Inc.	6.375%	8/12/14	6,559	6,847
	Citigroup Inc.	5.000%	9/15/14	18,920	19,632
	Citigroup Inc.	5.500%	10/15/14	7,763	8,110
	Citigroup Inc.	6.010%	1/15/15	18,183	19,264
	Citigroup Inc.	4.875%	5/7/15	9,728	10,237
	Citigroup Inc.	4.700%	5/29/15	18,762	19,799
	Citigroup Inc.	4.587%	12/15/15	12,700	13,567
	Citigroup Inc.	5.300%	1/7/16	7,315	7,943
	Citigroup Inc.	1.250%	1/15/16	2,445	2,448
	Citigroup Inc.	3.953%	6/15/16	86,180	91,958
	Citigroup Inc.	5.850%	8/2/16	17,290	19,307
	Citigroup Inc.	4.450%	1/10/17	24,385	26,429
	Citigroup Inc.	6.125%	11/21/17	35,565	41,148
	Citigroup Inc.	1.750%	5/1/18	20,544	20,126
	Citigroup Inc.	2.500%	9/26/18	50,810	51,208
4,7,9	Colonial BancGroup Inc.	7.114%	5/29/49	25,100	3
	Comerica Bank	5.700%	6/1/14	17,530	18,018
	Comerica Bank	5.750%	11/21/16	17,000	19,206
	Comerica Bank	5.200%	8/22/17	6,825	7,620
	Commonwealth Bank of Australia	1.250%	9/18/15	33,150	33,550
7	Commonwealth Bank of Australia	3.250%	3/17/16	30,600	32,247
	Commonwealth Bank of Australia	1.900%	9/18/17	19,280	19,533
	Commonwealth Bank of Australia	2.500%	9/20/18	49,315	50,341
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	2.125%	10/13/15	11,700	12,025
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.375%	1/19/17	116,823	124,412

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	25,093	24,977
Countrywide Financial Corp.	6.250%	5/15/16	37,914	42,073
Credit Suisse	3.500%	3/23/15	42,440	44,169
Credit Suisse USA Inc.	4.875%	1/15/15	17,953	18,876
Credit Suisse USA Inc.	5.125%	8/15/15	45,875	49,498
Credit Suisse USA Inc.	5.375%	3/2/16	16,725	18,434
7 Danske Bank A/S	3.875%	4/14/16	34,600	36,652
Deutsche Bank AG	3.875%	8/18/14	8,280	8,496
Deutsche Bank AG	3.250%	1/11/16	38,861	40,792
Deutsche Bank AG	6.000%	9/1/17	98,047	113,192
Deutsche Bank Financial LLC	5.375%	3/2/15	13,539	14,182
Fifth Third Bank	0.900%	2/26/16	24,395	24,300
Fifth Third Bank	1.450%	2/28/18	24,470	23,957
4 Fifth Third Capital Trust IV	6.500%	4/15/67	1,960	1,943
First Horizon National Corp.	5.375%	12/15/15	54,051	58,270
First Tennessee Bank NA	5.050%	1/15/15	20,881	21,651
Goldman Sachs Group Inc.	5.150%	1/15/14	7,030	7,093
Goldman Sachs Group Inc.	5.000%	10/1/14	15,515	16,149
Goldman Sachs Group Inc.	5.125%	1/15/15	62,333	65,493
Goldman Sachs Group Inc.	3.300%	5/3/15	35,709	36,962
Goldman Sachs Group Inc.	3.700%	8/1/15	50,131	52,370
Goldman Sachs Group Inc.	5.350%	1/15/16	40,460	44,185
Goldman Sachs Group Inc.	3.625%	2/7/16	52,445	55,300
Goldman Sachs Group Inc.	5.750%	10/1/16	22,820	25,670
Goldman Sachs Group Inc.	5.625%	1/15/17	37,115	41,283
Goldman Sachs Group Inc.	6.250%	9/1/17	68,105	78,787
Goldman Sachs Group Inc.	5.950%	1/18/18	48,765	55,941
Goldman Sachs Group Inc.	6.150%	4/1/18	17,320	20,075
Goldman Sachs Group Inc.	2.900%	7/19/18	8,900	9,081
7 HSBC Bank plc	1.500%	5/15/18	17,965	17,600
HSBC Bank USA NA	6.000%	8/9/17	10,110	11,552
HSBC USA Inc.	2.375%	2/13/15	95,532	97,654
HSBC USA Inc.	1.625%	1/16/18	64,365	63,913
HSBC USA Inc.	2.625%	9/24/18	32,245	33,013
HSBC USA Inc.	5.000%	9/27/20	7,815	8,538
Huntington Bancshares Inc.	2.600%	8/2/18	29,305	29,567
Intesa Sanpaolo SPA	3.125%	1/15/16	73,200	74,649
Intesa Sanpaolo SPA	3.875%	1/16/18	45,640	46,481
JPMorgan Chase & Co.	4.875%	3/15/14	34,090	34,636
JPMorgan Chase & Co.	5.125%	9/15/14	26,719	27,730
JPMorgan Chase & Co.	3.700%	1/20/15	44,237	45,886
JPMorgan Chase & Co.	4.750%	3/1/15	14,210	14,984
JPMorgan Chase & Co.	1.875%	3/20/15	34,900	35,460
JPMorgan Chase & Co.	3.400%	6/24/15	18,315	19,081
6 JPMorgan Chase & Co.	1.458%	9/1/15	10,570	10,526
JPMorgan Chase & Co.	5.150%	10/1/15	9,850	10,569
JPMorgan Chase & Co.	1.100%	10/15/15	27,325	27,373
JPMorgan Chase & Co.	2.600%	1/15/16	19,937	20,614
JPMorgan Chase & Co.	1.125%	2/26/16	29,275	29,370
JPMorgan Chase & Co.	3.450%	3/1/16	43,820	46,131
JPMorgan Chase & Co.	3.150%	7/5/16	70,101	73,731
JPMorgan Chase & Co.	2.000%	8/15/17	4,400	4,440
JPMorgan Chase & Co.	6.000%	1/15/18	49,253	56,969
JPMorgan Chase & Co.	1.800%	1/25/18	24,425	24,199
JPMorgan Chase & Co.	1.625%	5/15/18	8,780	8,605
JPMorgan Chase Bank NA	5.875%	6/13/16	9,750	10,889

JPMorgan Chase Bank NA	6.000%	7/5/17	8,592	9,785
JPMorgan Chase Bank NA	6.000%	10/1/17	16,455	18,963
KeyBank NA	1.650%	2/1/18	33,300	32,896
Lloyds Bank plc	4.875%	1/21/16	95,452	103,202
Lloyds Bank plc	4.200%	3/28/17	50,690	54,770
7 Lloyds Bank plc	6.500%	9/14/20	24,910	27,900
7 Macquarie Bank Ltd.	2.000%	8/15/16	42,070	42,473
Manufacturers & Traders Trust Co.	6.625%	12/4/17	39,089	46,056
Manufacturers & Traders Trust Co.	1.450%	3/7/18	24,395	23,891
4 Manufacturers & Traders Trust Co.	5.629%	12/1/21	9,755	10,132
Mellon Funding Corp.	5.000%	12/1/14	6,100	6,386
Merrill Lynch & Co. Inc.	5.450%	7/15/14	29,825	30,815
Merrill Lynch & Co. Inc.	5.000%	1/15/15	28,828	30,197
Merrill Lynch & Co. Inc.	6.050%	5/16/16	33,472	36,922
Merrill Lynch & Co. Inc.	5.700%	5/2/17	6,525	7,235
Merrill Lynch & Co. Inc.	6.400%	8/28/17	14,597	16,915
Merrill Lynch & Co. Inc.	6.875%	4/25/18	31,909	37,812
Morgan Stanley	4.750%	4/1/14	53,100	53,941
Morgan Stanley	4.200%	11/20/14	24,140	24,969
Morgan Stanley	4.100%	1/26/15	36,900	38,220
Morgan Stanley	6.000%	4/28/15	29,560	31,673
Morgan Stanley	4.000%	7/24/15	16,600	17,360
Morgan Stanley	5.375%	10/15/15	26,120	28,163
Morgan Stanley	3.450%	11/2/15	9,750	10,130
Morgan Stanley	3.800%	4/29/16	59,590	62,857
Morgan Stanley	5.750%	10/18/16	19,595	21,948
Morgan Stanley	5.450%	1/9/17	60,452	67,099
Morgan Stanley	5.550%	4/27/17	19,495	21,872
Morgan Stanley	6.250%	8/28/17	8,765	10,092
Morgan Stanley	5.950%	12/28/17	43,105	49,221
National Australia Bank Ltd.	2.000%	3/9/15	21,160	21,585
National Australia Bank Ltd.	1.600%	8/7/15	9,750	9,895
National Australia Bank Ltd.	1.300%	7/25/16	58,600	59,078
National Australia Bank Ltd.	2.750%	3/9/17	19,460	20,296
National Australia Bank Ltd.	2.300%	7/25/18	42,000	42,661
National Bank of Canada	1.500%	6/26/15	3,900	3,955
National Bank of Canada	1.450%	11/7/17	2,425	2,398
National City Bank	5.250%	12/15/16	14,250	15,904
National City Bank	5.800%	6/7/17	14,625	16,622
National City Corp.	6.875%	5/15/19	8,085	9,711
7 Nordea Bank AB	1.625%	5/15/18	13,130	12,890
PNC Bank NA	0.800%	1/28/16	26,345	26,332
PNC Bank NA	5.250%	1/15/17	27,935	31,144
PNC Bank NA	4.875%	9/21/17	14,135	15,728
PNC Bank NA	6.000%	12/7/17	4,885	5,665
PNC Bank NA	6.875%	4/1/18	4,197	5,038
PNC Funding Corp.	5.400%	6/10/14	6,820	7,022
PNC Funding Corp.	3.625%	2/8/15	4,885	5,060
PNC Funding Corp.	4.250%	9/21/15	23,385	24,863
PNC Funding Corp.	5.625%	2/1/17	4,380	4,912
Regions Bank	7.500%	5/15/18	38,405	45,726
Regions Financial Corp.	5.750%	6/15/15	33,764	36,101
Regions Financial Corp.	2.000%	5/15/18	27,350	26,942
Royal Bank of Canada	1.150%	3/13/15	19,324	19,507
Royal Bank of Canada	0.800%	10/30/15	34,200	34,342
Royal Bank of Canada	2.625%	12/15/15	4,380	4,557
Royal Bank of Canada	2.875%	4/19/16	73,300	76,805

Royal Bank of Canada	2.300%	7/20/16	66,735	69,117
Royal Bank of Canada	2.200%	7/27/18	81,600	82,593
Royal Bank of Scotland Group plc	2.550%	9/18/15	29,250	29,951
Royal Bank of Scotland NV	4.650%	6/4/18	21,450	22,256
Royal Bank of Scotland plc	4.875%	3/16/15	23,159	24,339
Royal Bank of Scotland plc	3.950%	9/21/15	43,868	45,976
Royal Bank of Scotland plc	4.375%	3/16/16	86,765	92,622
Santander Holdings USA Inc.	3.000%	9/24/15	30,401	31,215
Santander Holdings USA Inc.	4.625%	4/19/16	61,904	66,455
Santander Holdings USA Inc.	3.450%	8/27/18	10,745	11,046
7 Societe Generale SA	3.100%	9/14/15	3,900	4,043
7 Societe Generale SA	3.500%	1/15/16	12,750	13,384
Societe Generale SA	2.750%	10/12/17	52,650	54,139
Societe Generale SA	2.625%	10/1/18	57,025	57,617
SouthTrust Corp.	5.800%	6/15/14	25,467	26,229
Sovereign Bank	8.750%	5/30/18	33,955	40,364
State Street Bank & Trust Co.	5.300%	1/15/16	7,261	7,892
State Street Corp.	5.375%	4/30/17	19,520	22,151
6 SunTrust Bank	0.548%	4/1/15	5,855	5,812
SunTrust Banks Inc.	3.500%	1/20/17	12,711	13,495
SunTrust Banks Inc.	6.000%	9/11/17	8,795	10,128
Svenska Handelsbanken AB	2.875%	4/4/17	16,550	17,271
7 Swedbank AB	2.125%	9/29/17	2,800	2,834
7 Swedbank AB	1.750%	3/12/18	6,800	6,716
Toronto-Dominion Bank	2.500%	7/14/16	23,796	24,760
UBS AG	3.875%	1/15/15	19,873	20,632
UBS AG	5.875%	12/20/17	95,625	110,638
UBS AG	5.750%	4/25/18	115,735	134,703
Union Bank NA	5.950%	5/11/16	53,730	59,512
Union Bank NA	3.000%	6/6/16	56,590	59,589
Union Bank NA	1.500%	9/26/16	25,125	25,409
Union Bank NA	2.125%	6/16/17	29,740	30,287
Union Bank NA	2.625%	9/26/18	37,080	37,981
US Bancorp	1.650%	5/15/17	29,570	29,865
6 US Bank NA	0.524%	10/14/14	21,100	21,109
4 US Bank NA	3.778%	4/29/20	42,700	44,443
Wachovia Bank NA	4.800%	11/1/14	18,500	19,261
Wachovia Bank NA	4.875%	2/1/15	11,750	12,350
Wachovia Bank NA	5.000%	8/15/15	9,750	10,428
Wachovia Bank NA	5.600%	3/15/16	26,540	29,295
Wachovia Bank NA	6.000%	11/15/17	44,673	51,650
Wachovia Corp.	4.875%	2/15/14	13,305	13,466
Wachovia Corp.	5.250%	8/1/14	41,415	42,826
Wachovia Corp.	5.625%	10/15/16	34,080	38,186
Wachovia Corp.	5.750%	2/1/18	40,615	47,460
9 Washington Mutual Bank / Debt not acquired
by JPMorgan	6.875%	6/15/11	21,983	2
Wells Fargo & Co.	4.625%	4/15/14	13,750	13,995
Wells Fargo & Co.	3.625%	4/15/15	24,060	25,070
Wells Fargo & Co.	3.676%	6/15/16	53,334	56,859
Wells Fargo & Co.	1.250%	7/20/16	34,715	34,898
Wells Fargo & Co.	5.625%	12/11/17	8,790	10,147
Wells Fargo & Co.	2.150%	1/15/19	35,175	35,297
Wells Fargo Bank NA	4.750%	2/9/15	11,265	11,812
Wells Fargo Bank NA	0.750%	7/20/15	14,650	14,688
Westpac Banking Corp.	4.200%	2/27/15	46,575	48,856
Westpac Banking Corp.	3.000%	8/4/15	27,650	28,827

Westpac Banking Corp.	1.125%	9/25/15	26,500	26,811
Westpac Banking Corp.	3.000%	12/9/15	33,150	34,697
Westpac Banking Corp.	0.950%	1/12/16	19,500	19,549
Westpac Banking Corp.	2.000%	8/14/17	54,800	55,743
Westpac Banking Corp.	1.600%	1/12/18	37,355	37,131
Westpac Banking Corp.	2.250%	7/30/18	20,830	21,112
Zions Bancorporation	5.500%	11/16/15	7,820	8,152

Brokerage (0.3%)
Ameriprise Financial Inc.	5.650%	11/15/15	6,820	7,471
4 Ameriprise Financial Inc.	7.518%	6/1/66	6,634	7,331
Charles Schwab Corp.	0.850%	12/4/15	14,650	14,656
Charles Schwab Corp.	2.200%	7/25/18	5,080	5,149
Franklin Resources Inc.	1.375%	9/15/17	15,270	15,063
Franklin Resources Inc.	2.800%	9/15/22	4,888	4,647
Jefferies Group LLC	5.125%	4/13/18	12,335	13,337
9 Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	9,410	1
Nomura Holdings Inc.	4.125%	1/19/16	9,770	10,292
Nomura Holdings Inc.	2.000%	9/13/16	53,029	53,271

Finance Companies (1.8%)
General Electric Capital Corp.	4.750%	9/15/14	10,000	10,371
General Electric Capital Corp.	3.750%	11/14/14	33,995	35,166
General Electric Capital Corp.	2.150%	1/9/15	140	143
General Electric Capital Corp.	3.500%	6/29/15	19,406	20,313
General Electric Capital Corp.	1.625%	7/2/15	24,395	24,783
General Electric Capital Corp.	4.375%	9/21/15	9,264	9,891
General Electric Capital Corp.	2.250%	11/9/15	18,790	19,344
General Electric Capital Corp.	1.000%	12/11/15	6,830	6,867
General Electric Capital Corp.	5.000%	1/8/16	22,905	24,958
General Electric Capital Corp.	2.950%	5/9/16	39,930	41,885
General Electric Capital Corp.	1.500%	7/12/16	20,170	20,414
General Electric Capital Corp.	3.350%	10/17/16	46,380	49,496
General Electric Capital Corp.	2.900%	1/9/17	41,905	43,973
General Electric Capital Corp.	5.400%	2/15/17	28,300	31,944
General Electric Capital Corp.	2.300%	4/27/17	37,327	38,477
General Electric Capital Corp.	5.625%	9/15/17	10,735	12,329
General Electric Capital Corp.	5.625%	5/1/18	29,835	34,471
4 General Electric Capital Corp.	6.375%	11/15/67	7,110	7,714
HSBC Finance Corp.	5.250%	4/15/15	19,525	20,730
HSBC Finance Corp.	5.000%	6/30/15	44,605	47,401
HSBC Finance Corp.	5.500%	1/19/16	63,490	69,313
6 HSBC Finance Corp.	0.690%	6/1/16	17,450	17,394
SLM Corp.	3.875%	9/10/15	63,420	65,800
SLM Corp.	6.250%	1/25/16	101,274	110,669
SLM Corp.	6.000%	1/25/17	40,700	44,370
SLM Corp.	4.625%	9/25/17	19,520	20,226

Insurance (2.6%)
ACE INA Holdings Inc.	5.700%	2/15/17	10,847	12,280
Aetna Inc.	6.500%	9/15/18	11,700	13,948
Alleghany Corp.	5.625%	9/15/20	8,890	9,834
Allied World Assurance Co. Ltd.	7.500%	8/1/16	28,180	32,762
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,075	2,280
American Financial Group Inc.	9.875%	6/15/19	4,885	6,404
American International Group Inc.	3.000%	3/20/15	44,095	45,376
American International Group Inc.	2.375%	8/24/15	9,750	9,954

American International Group Inc.	5.050%	10/1/15	29,335	31,618
American International Group Inc.	4.875%	9/15/16	37,809	41,580
American International Group Inc.	5.600%	10/18/16	9,770	10,937
American International Group Inc.	3.800%	3/22/17	21,555	23,051
American International Group Inc.	5.450%	5/18/17	13,300	14,985
American International Group Inc.	5.850%	1/16/18	98,511	113,536
American International Group Inc.	8.250%	8/15/18	52,933	66,941
Assurant Inc.	2.500%	3/15/18	29,300	28,942
Axis Capital Holdings Ltd.	5.750%	12/1/14	40,440	42,558
Axis Specialty Finance LLC	5.875%	6/1/20	2,440	2,717
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	24,144	27,908
Berkshire Hathaway Inc.	3.200%	2/11/15	8,860	9,179
Berkshire Hathaway Inc.	2.200%	8/15/16	4,850	5,033
Berkshire Hathaway Inc.	1.900%	1/31/17	11,515	11,777
Berkshire Hathaway Inc.	1.550%	2/9/18	33,923	33,785
Chubb Corp.	5.750%	5/15/18	5,793	6,773
4 Chubb Corp.	6.375%	3/29/67	4,850	5,286
Cigna Corp.	2.750%	11/15/16	9,600	9,977
CNA Financial Corp.	5.850%	12/15/14	10,130	10,676
CNA Financial Corp.	6.500%	8/15/16	20,495	23,175
CNA Financial Corp.	7.350%	11/15/19	3,900	4,805
Genworth Holdings Inc.	5.750%	6/15/14	5,821	5,989
Genworth Holdings Inc.	6.515%	5/22/18	17,918	20,725
Genworth Holdings Inc.	7.700%	6/15/20	3,080	3,707
Hartford Financial Services Group Inc.	4.000%	3/30/15	8,400	8,757
Hartford Financial Services Group Inc.	4.000%	10/15/17	4,985	5,352
Jefferson-Pilot Corp.	4.750%	1/30/14	8,780	8,868
Manulife Financial Corp.	3.400%	9/17/15	14,620	15,284
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	9,875	10,004
7 MassMutual Global Funding II	3.125%	4/14/16	14,850	15,594
7 MassMutual Global Funding II	2.500%	10/17/22	8,475	7,829
MetLife Inc.	6.750%	6/1/16	40,950	46,924
MetLife Inc.	1.756%	12/15/17	14,600	14,604
MetLife Inc.	6.817%	8/15/18	13,300	16,158
7 Metropolitan Life Global Funding I	1.500%	1/10/18	29,350	28,939
7 Pacific LifeCorp	6.000%	2/10/20	10,854	12,174
PartnerRe Finance A LLC	6.875%	6/1/18	20,530	24,049
7 Pricoa Global Funding I	1.600%	5/29/18	14,650	14,364
Principal Financial Group Inc.	1.850%	11/15/17	15,600	15,540
7 Principal Life Global Funding I	5.050%	3/15/15	7,750	8,195
7 Principal Life Global Funding II	2.250%	10/15/18	11,725	11,852
4 Progressive Corp.	6.700%	6/15/67	9,760	10,516
Prudential Financial Inc.	6.200%	1/15/15	11,465	12,212
Prudential Financial Inc.	4.750%	9/17/15	19,450	20,860
Prudential Financial Inc.	3.000%	5/12/16	11,725	12,271
Reinsurance Group of America Inc.	5.625%	3/15/17	12,900	14,302
Reinsurance Group of America Inc.	6.450%	11/15/19	15,073	17,695
Transatlantic Holdings Inc.	5.750%	12/14/15	34,220	37,302
Travelers Cos. Inc.	5.800%	5/15/18	11,600	13,582
UnitedHealth Group Inc.	1.400%	10/15/17	12,825	12,801
7 UnumProvident Finance Co. plc	6.850%	11/15/15	19,425	21,329
WellPoint Inc.	5.250%	1/15/16	9,985	10,890
WellPoint Inc.	5.875%	6/15/17	10,500	11,994
WellPoint Inc.	2.300%	7/15/18	9,750	9,793
XL Group plc	5.250%	9/15/14	42,514	44,134

Other Finance (0.1%)
NYSE Euronext	2.000%	10/5/17	39,800	39,950
ORIX Corp.	3.750%	3/9/17	19,000	19,842

Real Estate Investment Trusts (1.3%)
BioMed Realty LP	3.850%	4/15/16	4,800	5,038
Boston Properties LP	3.700%	11/15/18	4,900	5,210
Brandywine Operating Partnership LP	5.400%	11/1/14	4,850	5,063
Brandywine Operating Partnership LP	5.700%	5/1/17	15,486	17,220
Brandywine Operating Partnership LP	4.950%	4/15/18	16,400	17,736
DDR Corp.	7.500%	4/1/17	405	475
DDR Corp.	4.750%	4/15/18	19,480	21,253
DDR Corp.	7.500%	7/15/18	2,500	2,987
Digital Realty Trust LP	4.500%	7/15/15	53,100	55,491
Duke Realty LP	7.375%	2/15/15	4,875	5,250
Duke Realty LP	5.950%	2/15/17	9,620	10,764
Duke Realty LP	6.500%	1/15/18	3,470	4,015
7 Goodman Funding Pty Ltd.	6.375%	11/12/20	19,140	21,403
HCP Inc.	3.750%	2/1/16	19,526	20,564
HCP Inc.	6.000%	1/30/17	9,750	10,992
HCP Inc.	5.625%	5/1/17	1,270	1,421
HCP Inc.	6.700%	1/30/18	44,125	51,763
Health Care REIT Inc.	3.625%	3/15/16	8,088	8,504
Health Care REIT Inc.	4.700%	9/15/17	14,620	16,000
Health Care REIT Inc.	2.250%	3/15/18	4,875	4,865
Health Care REIT Inc.	4.125%	4/1/19	23,730	25,127
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,000	1,128
Highwoods Realty LP	5.850%	3/15/17	4,425	4,909
Kilroy Realty LP	4.800%	7/15/18	20,030	21,634
Kimco Realty Corp.	5.783%	3/15/16	15,783	17,360
Kimco Realty Corp.	4.300%	2/1/18	17,705	19,098
Liberty Property LP	4.750%	10/1/20	1,600	1,709
ProLogis LP	6.250%	3/15/17	15,125	17,194
ProLogis LP	4.500%	8/15/17	7,300	7,941
ProLogis LP	6.625%	5/15/18	9,980	11,760
ProLogis LP	2.750%	2/15/19	29,315	29,531
Realty Income Corp.	2.000%	1/31/18	4,870	4,811
Regency Centers LP	5.875%	6/15/17	13,675	15,314
Senior Housing Properties Trust	4.300%	1/15/16	11,460	11,947
Simon Property Group LP	5.100%	6/15/15	9,225	9,877
Simon Property Group LP	6.100%	5/1/16	5,820	6,493
Simon Property Group LP	2.800%	1/30/17	22,815	23,719
Simon Property Group LP	5.875%	3/1/17	9,180	10,391
Simon Property Group LP	2.150%	9/15/17	1,572	1,605
7 Simon Property Group LP	1.500%	2/1/18	4,850	4,747
Simon Property Group LP	6.125%	5/30/18	15,635	18,446
Simon Property Group LP	5.650%	2/1/20	1,405	1,622
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	29,870	29,520
				11,844,989
Industrial (29.5%)
Basic Industry (2.6%)
Air Products & Chemicals Inc.	2.000%	8/2/16	10,920	11,187
Air Products & Chemicals Inc.	1.200%	10/15/17	11,225	11,021
Airgas Inc.	1.650%	2/15/18	17,792	17,538
Barrick Gold Corp.	2.900%	5/30/16	45,500	46,668
Barrick Gold Corp.	2.500%	5/1/18	24,330	23,652
Barrick Gold Corp.	6.950%	4/1/19	9,900	11,380

7 Barrick International Barbados Corp.	5.750%	10/15/16	14,700	15,876
Barrick North America Finance LLC	6.800%	9/15/18	5,545	6,421
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	55,475	56,659
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	23,480	24,062
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	68,645	69,477
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	30,292	34,356
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	9,770	9,830
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	14,119	17,022
CF Industries Inc.	6.875%	5/1/18	38,450	45,659
Eastman Chemical Co.	2.400%	6/1/17	20,804	21,162
Ecolab Inc.	2.375%	12/8/14	15,050	15,325
Ecolab Inc.	1.450%	12/8/17	28,970	28,675
EI du Pont de Nemours & Co.	5.875%	1/15/14	208	210
EI du Pont de Nemours & Co.	6.000%	7/15/18	37,383	44,217
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	9,745	9,794
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	26,415	26,312
Goldcorp Inc.	2.125%	3/15/18	14,640	14,379
International Paper Co.	5.300%	4/1/15	4,750	5,038
International Paper Co.	7.950%	6/15/18	36,578	45,426
Nucor Corp.	5.750%	12/1/17	8,790	10,062
Nucor Corp.	5.850%	6/1/18	24,788	28,564
Plains Exploration & Production Co.	6.125%	6/15/19	20,453	22,371
Plains Exploration & Production Co.	6.500%	11/15/20	28,650	31,515
Plains Exploration & Production Co.	6.625%	5/1/21	3,600	3,933
Plains Exploration & Production Co.	6.750%	2/1/22	9,915	10,931
Plains Exploration & Production Co.	6.875%	2/15/23	17,000	18,828
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	19,684	20,830
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	90,366	94,021
Rio Tinto Finance USA Ltd.	2.500%	5/20/16	19,228	19,820
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	19,540	23,345
Rio Tinto Finance USA plc	1.375%	6/17/16	38,045	38,240
Rio Tinto Finance USA plc	2.000%	3/22/17	40,230	40,586
Rio Tinto Finance USA plc	1.625%	8/21/17	60,437	60,273
Teck Resources Ltd.	3.150%	1/15/17	12,405	12,872
Teck Resources Ltd.	3.850%	8/15/17	8,395	8,795
Teck Resources Ltd.	2.500%	2/1/18	11,230	11,284
Teck Resources Ltd.	3.000%	3/1/19	2,380	2,375
Vale Canada Ltd.	5.700%	10/15/15	14,655	15,719
Vale Overseas Ltd.	6.250%	1/11/16	22,625	24,771
Vale Overseas Ltd.	6.250%	1/23/17	34,195	38,194
Vale Overseas Ltd.	5.625%	9/15/19	4,425	4,854
7 Xstrata Finance Canada Ltd.	2.050%	10/23/15	29,280	29,388
7 Xstrata Finance Canada Ltd.	3.600%	1/15/17	5,835	6,084

Capital Goods (2.9%)
7 ABB Treasury Center USA Inc.	2.500%	6/15/16	14,650	15,168
Bemis Co. Inc.	5.650%	8/1/14	10,130	10,505
Boeing Capital Corp.	2.125%	8/15/16	17,810	18,451
Boeing Capital Corp.	2.900%	8/15/18	15,939	16,740
Boeing Capital Corp.	4.700%	10/27/19	7,200	8,182
Boeing Co.	3.500%	2/15/15	25,710	26,725
Boeing Co.	0.950%	5/15/18	25,805	24,999
Caterpillar Financial Services Corp.	6.125%	2/17/14	24,280	24,678
Caterpillar Financial Services Corp.	1.650%	4/1/14	26,625	26,774
Caterpillar Financial Services Corp.	4.750%	2/17/15	11,900	12,538
Caterpillar Financial Services Corp.	1.100%	5/29/15	17,910	18,067
Caterpillar Financial Services Corp.	2.750%	6/24/15	9,250	9,569

Caterpillar Financial Services Corp.	2.650%	4/1/16	5,625	5,864
Caterpillar Financial Services Corp.	2.050%	8/1/16	24,750	25,538
Caterpillar Financial Services Corp.	1.625%	6/1/17	4,885	4,920
Caterpillar Financial Services Corp.	1.250%	11/6/17	11,950	11,793
Caterpillar Inc.	1.500%	6/26/17	9,750	9,802
7 CNH Capital LLC	3.250%	2/1/17	24,430	24,705
CRH America Inc.	4.125%	1/15/16	38,050	39,994
CRH America Inc.	8.125%	7/15/18	14,960	18,220
Danaher Corp.	1.300%	6/23/14	13,300	13,376
Danaher Corp.	2.300%	6/23/16	23,758	24,602
7 Embraer Overseas Ltd.	5.696%	9/16/23	10,379	10,429
Emerson Electric Co.	4.125%	4/15/15	9,220	9,688
Emerson Electric Co.	5.375%	10/15/17	9,760	11,309
Emerson Electric Co.	5.250%	10/15/18	4,880	5,611
General Dynamics Corp.	1.375%	1/15/15	10,550	10,671
General Dynamics Corp.	2.250%	7/15/16	5,637	5,834
General Dynamics Corp.	1.000%	11/15/17	69,160	67,816
General Electric Co.	0.850%	10/9/15	18,420	18,501
General Electric Co.	5.250%	12/6/17	92,550	105,783
Harsco Corp.	2.700%	10/15/15	10,192	10,337
Honeywell International Inc.	5.300%	3/1/18	4,710	5,424
Honeywell International Inc.	5.000%	2/15/19	22,275	25,487
Illinois Tool Works Inc.	5.150%	4/1/14	18,725	19,088
7 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	17,860	17,890
John Deere Capital Corp.	1.250%	12/2/14	12,160	12,268
John Deere Capital Corp.	2.950%	3/9/15	32,950	34,035
John Deere Capital Corp.	0.875%	4/17/15	4,875	4,901
John Deere Capital Corp.	0.950%	6/29/15	16,575	16,700
John Deere Capital Corp.	0.700%	9/4/15	6,350	6,367
John Deere Capital Corp.	0.750%	1/22/16	22,900	22,919
John Deere Capital Corp.	2.250%	6/7/16	28,375	29,433
John Deere Capital Corp.	1.850%	9/15/16	37,815	38,826
John Deere Capital Corp.	1.050%	10/11/16	11,000	11,041
John Deere Capital Corp.	2.000%	1/13/17	12,680	13,025
John Deere Capital Corp.	1.400%	3/15/17	19,490	19,580
John Deere Capital Corp.	2.800%	9/18/17	6,570	6,890
John Deere Capital Corp.	1.200%	10/10/17	35,105	34,706
John Deere Capital Corp.	1.300%	3/12/18	19,525	19,280
John Deere Capital Corp.	5.350%	4/3/18	14,635	16,863
John Deere Capital Corp.	5.750%	9/10/18	4,880	5,726
L-3 Communications Corp.	3.950%	11/15/16	11,560	12,349
Lockheed Martin Corp.	2.125%	9/15/16	17,210	17,764
Lockheed Martin Corp.	4.250%	11/15/19	19,250	21,125
Mohawk Industries Inc.	6.375%	1/15/16	16,586	18,207
Precision Castparts Corp.	0.700%	12/20/15	18,045	18,034
Precision Castparts Corp.	1.250%	1/15/18	62,205	61,078
Raytheon Co.	6.750%	3/15/18	7,360	8,864
Republic Services Inc.	3.800%	5/15/18	5,686	6,094
Roper Industries Inc.	1.850%	11/15/17	9,760	9,753
Roper Industries Inc.	2.050%	10/1/18	9,590	9,502
7 Schneider Electric SA	2.950%	9/27/22	5,850	5,542
United Technologies Corp.	4.875%	5/1/15	3,700	3,940
United Technologies Corp.	1.800%	6/1/17	74,200	75,545
United Technologies Corp.	5.375%	12/15/17	25,080	28,920
United Technologies Corp.	4.500%	4/15/20	2,600	2,906
Waste Management Inc.	6.375%	3/11/15	12,647	13,556
Waste Management Inc.	2.600%	9/1/16	8,200	8,492

Waste Management Inc.	6.100%	3/15/18	11,725	13,707

Communication (5.4%)
21st Century Fox America Inc.	7.250%	5/18/18	7,205	8,806
America Movil SAB de CV	5.750%	1/15/15	12,225	12,906
America Movil SAB de CV	3.625%	3/30/15	48,771	50,724
America Movil SAB de CV	2.375%	9/8/16	87,760	89,438
America Movil SAB de CV	5.625%	11/15/17	22,570	25,654
American Tower Corp.	4.625%	4/1/15	18,589	19,533
American Tower Corp.	4.500%	1/15/18	4,875	5,243
American Tower Corp.	3.400%	2/15/19	29,320	29,646
AT&T Inc.	5.100%	9/15/14	25,478	26,499
AT&T Inc.	0.875%	2/13/15	11,750	11,780
AT&T Inc.	2.500%	8/15/15	61,005	62,811
AT&T Inc.	0.900%	2/12/16	13,600	13,569
AT&T Inc.	2.950%	5/15/16	38,280	40,000
AT&T Inc.	5.625%	6/15/16	22,605	25,204
AT&T Inc.	2.400%	8/15/16	75,441	78,029
AT&T Inc.	1.600%	2/15/17	44,038	44,292
AT&T Inc.	1.700%	6/1/17	80,110	80,445
AT&T Inc.	1.400%	12/1/17	24,400	24,066
AT&T Inc.	5.500%	2/1/18	80,904	92,181
AT&T Inc.	5.600%	5/15/18	7,800	8,992
BellSouth Corp.	5.200%	9/15/14	30,175	31,396
7 British Sky Broadcasting Group plc	6.100%	2/15/18	6,010	6,896
7 British Sky Broadcasting Group plc	9.500%	11/15/18	17,349	22,766
7 BSKYB Finance UK plc	5.625%	10/15/15	3,484	3,779
CBS Corp.	1.950%	7/1/17	22,671	22,887
CBS Corp.	4.625%	5/15/18	2,690	2,949
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	31,216	31,528
Comcast Cable Communications LLC	8.875%	5/1/17	30,900	38,619
Comcast Corp.	6.500%	1/15/15	14,321	15,334
Comcast Corp.	5.850%	11/15/15	13,578	14,978
Comcast Corp.	5.900%	3/15/16	48,940	54,654
Comcast Corp.	6.500%	1/15/17	37,960	44,130
Comcast Corp.	6.300%	11/15/17	35,945	42,464
Comcast Corp.	5.875%	2/15/18	24,722	28,941
Comcast Corp.	5.700%	5/15/18	25,310	29,560
COX Communications Inc.	5.450%	12/15/14	6,667	7,013
Deutsche Telekom International Finance BV	4.875%	7/8/14	3,265	3,360
7 Deutsche Telekom International Finance BV	3.125%	4/11/16	38,016	39,630
7 Deutsche Telekom International Finance BV	2.250%	3/6/17	7,075	7,212
Deutsche Telekom International Finance BV	6.750%	8/20/18	6,819	8,205
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	4.750%	10/1/14	10,232	10,607
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.550%	3/15/15	41,275	42,769
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.125%	2/15/16	18,420	19,133
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	3.500%	3/1/16	12,035	12,627
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	2.400%	3/15/17	42,268	43,037
DIRECTV Holdings LLC / DIRECTV
Financing Co. Inc.	5.875%	10/1/19	2,930	3,323
Discovery Communications LLC	3.700%	6/1/15	27,677	28,938

Embarq Corp.	7.082%	6/1/16	18,952	21,267
Interpublic Group of Cos. Inc.	6.250%	11/15/14	14,650	15,364
NBCUniversal Media LLC	3.650%	4/30/15	11,585	12,114
NBCUniversal Media LLC	2.875%	4/1/16	77,095	80,858
Omnicom Group Inc.	5.900%	4/15/16	34,830	38,787
Orange SA	2.125%	9/16/15	14,288	14,534
Orange SA	2.750%	9/14/16	6,840	7,087
Qwest Corp.	7.500%	10/1/14	9,033	9,531
Qwest Corp.	6.500%	6/1/17	9,653	10,845
Reed Elsevier Capital Inc.	7.750%	1/15/14	9,150	9,277
Rogers Communications Inc.	7.500%	3/15/15	5,299	5,785
Rogers Communications Inc.	6.800%	8/15/18	18,018	21,649
TCI Communications Inc.	8.750%	8/1/15	9,860	11,226
Telecom Italia Capital SA	6.999%	6/4/18	19,948	21,887
Telefonica Emisiones SAU	4.949%	1/15/15	9,175	9,565
Telefonica Emisiones SAU	3.992%	2/16/16	28,375	29,794
Telefonica Emisiones SAU	6.421%	6/20/16	14,670	16,262
Telefonica Emisiones SAU	6.221%	7/3/17	5,537	6,233
Telefonica Emisiones SAU	3.192%	4/27/18	45,212	45,916
Telefonos de Mexico SAB de CV	5.500%	1/27/15	9,775	10,274
Time Warner Cable Inc.	3.500%	2/1/15	22,325	23,027
Time Warner Cable Inc.	5.850%	5/1/17	17,610	19,378
Verizon Communications Inc.	0.700%	11/2/15	24,520	24,424
Verizon Communications Inc.	5.550%	2/15/16	39,897	43,840
Verizon Communications Inc.	3.000%	4/1/16	5,120	5,349
Verizon Communications Inc.	2.500%	9/15/16	85,085	88,207
Verizon Communications Inc.	2.000%	11/1/16	50,511	51,587
Verizon Communications Inc.	5.500%	4/1/17	3,700	4,170
Verizon Communications Inc.	5.500%	2/15/18	27,608	31,405
Verizon Communications Inc.	6.100%	4/15/18	26,345	30,649
Verizon Communications Inc.	3.650%	9/14/18	118,285	125,813
Vodafone Group plc	4.150%	6/10/14	9,221	9,421
Vodafone Group plc	5.375%	1/30/15	6,890	7,279
Vodafone Group plc	0.900%	2/19/16	17,788	17,739
Vodafone Group plc	5.750%	3/15/16	13,871	15,369
Vodafone Group plc	2.875%	3/16/16	47,325	49,187
Vodafone Group plc	5.625%	2/27/17	38,412	43,432
Vodafone Group plc	1.625%	3/20/17	42,641	42,733
Vodafone Group plc	1.250%	9/26/17	45,023	44,097
Vodafone Group plc	1.500%	2/19/18	38,865	38,181
WPP Finance UK	8.000%	9/15/14	23,355	24,753

Consumer Cyclical (4.1%)
American Honda Finance Corp.	1.125%	10/7/16	20,030	20,136
American Honda Finance Corp.	2.125%	10/10/18	19,540	19,673
AutoZone Inc.	5.750%	1/15/15	11,270	11,932
AutoZone Inc.	5.500%	11/15/15	6,275	6,834
AutoZone Inc.	7.125%	8/1/18	33,707	40,466
Brinker International Inc.	2.600%	5/15/18	14,890	14,922
7 Daimler Finance North America LLC	2.300%	1/9/15	19,480	19,787
7 Daimler Finance North America LLC	2.400%	4/10/17	9,740	9,917
7 Daimler Finance North America LLC	2.375%	8/1/18	38,500	38,716
Dollar General Corp.	4.125%	7/15/17	19,825	21,194
Dollar General Corp.	1.875%	4/15/18	9,965	9,746
7 Experian Finance plc	2.375%	6/15/17	35,430	35,247
Ford Motor Credit Co. LLC	3.875%	1/15/15	9,770	10,113
Ford Motor Credit Co. LLC	7.000%	4/15/15	51,889	56,256

Ford Motor Credit Co. LLC	2.750%	5/15/15	33,161	34,024
Ford Motor Credit Co. LLC	5.625%	9/15/15	4,878	5,274
Ford Motor Credit Co. LLC	2.500%	1/15/16	17,080	17,514
Ford Motor Credit Co. LLC	4.207%	4/15/16	44,245	47,206
Ford Motor Credit Co. LLC	3.984%	6/15/16	45,205	48,103
Ford Motor Credit Co. LLC	8.000%	12/15/16	55,625	66,159
Ford Motor Credit Co. LLC	4.250%	2/3/17	9,755	10,534
Ford Motor Credit Co. LLC	3.000%	6/12/17	24,125	25,080
Ford Motor Credit Co. LLC	6.625%	8/15/17	57,291	66,659
Ford Motor Credit Co. LLC	5.000%	5/15/18	63,175	69,984
7 General Motors Co.	3.500%	10/2/18	18,000	18,360
7 Harley-Davidson Financial Services Inc.	1.150%	9/15/15	34,600	34,683
7 Harley-Davidson Financial Services Inc.	3.875%	3/15/16	14,418	15,309
7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	16,147	16,673
7 Harley-Davidson Funding Corp.	5.750%	12/15/14	20,635	21,751
7 Hyundai Capital America	3.750%	4/6/16	10,980	11,508
7 Hyundai Capital America	4.000%	6/8/17	10,900	11,516
7 Hyundai Capital Services Inc.	4.375%	7/27/16	16,060	17,180
7 Kia Motors Corp.	3.625%	6/14/16	26,624	27,815
Lowe's Cos. Inc.	1.625%	4/15/17	39,934	40,371
Lowe's Cos. Inc.	6.100%	9/15/17	12,690	14,717
Macy's Retail Holdings Inc.	7.875%	7/15/15	15,245	16,982
Macy's Retail Holdings Inc.	5.900%	12/1/16	41,084	46,344
Macy's Retail Holdings Inc.	7.450%	7/15/17	42,319	50,326
Marriott International Inc.	6.375%	6/15/17	6,872	7,773
Marriott International Inc.	3.000%	3/1/19	9,760	9,934
Nordstrom Inc.	6.750%	6/1/14	7,434	7,695
Nordstrom Inc.	6.250%	1/15/18	14,275	16,748
PACCAR Financial Corp.	1.550%	9/29/14	16,740	16,923
PACCAR Financial Corp.	0.750%	8/14/15	12,680	12,727
PACCAR Financial Corp.	1.600%	3/15/17	17,566	17,699
Staples Inc.	2.750%	1/12/18	7,800	7,899
TJX Cos. Inc.	4.200%	8/15/15	8,150	8,667
TJX Cos. Inc.	6.950%	4/15/19	13,700	16,661
Toll Brothers Finance Corp.	5.150%	5/15/15	16,010	16,802
Toyota Motor Credit Corp.	2.000%	9/15/16	9,734	10,007
Toyota Motor Credit Corp.	2.050%	1/12/17	27,380	27,985
Toyota Motor Credit Corp.	1.750%	5/22/17	35,429	35,969
Toyota Motor Credit Corp.	2.000%	10/24/18	20,510	20,578
Viacom Inc.	6.250%	4/30/16	13,025	14,576
Viacom Inc.	2.500%	12/15/16	9,880	10,170
Viacom Inc.	6.125%	10/5/17	10,695	12,362
Viacom Inc.	2.500%	9/1/18	31,395	31,795
Viacom Inc.	5.625%	9/15/19	3,195	3,646
7 Volkswagen International Finance NV	1.875%	4/1/14	49,860	50,155
7 Volkswagen International Finance NV	2.375%	3/22/17	14,620	15,040
7 Volkswagen International Finance NV	1.600%	11/20/17	13,500	13,417
Wal-Mart Stores Inc.	1.625%	4/15/14	15,640	15,740
Wal-Mart Stores Inc.	2.875%	4/1/15	11,815	12,240
Wal-Mart Stores Inc.	1.500%	10/25/15	38,550	39,329
Wal-Mart Stores Inc.	0.600%	4/11/16	21,980	21,979
Wal-Mart Stores Inc.	2.800%	4/15/16	17,098	17,996
Wal-Mart Stores Inc.	5.375%	4/5/17	20,315	23,176
Wal-Mart Stores Inc.	5.800%	2/15/18	2,940	3,455
Wal-Mart Stores Inc.	1.125%	4/11/18	66,000	64,777
Wal-Mart Stores Inc.	1.950%	12/15/18	25,525	25,711
Wal-Mart Stores Inc.	3.625%	7/8/20	19,805	21,080

Walgreen Co.	1.000%	3/13/15	30,701	30,834
Walgreen Co.	1.800%	9/15/17	32,596	32,840
Walgreen Co.	5.250%	1/15/19	33,595	38,087
7 Wesfarmers Ltd.	2.983%	5/18/16	27,055	28,323
7 Wesfarmers Ltd.	1.874%	3/20/18	13,660	13,538
Wyndham Worldwide Corp.	2.950%	3/1/17	7,800	8,035
Wyndham Worldwide Corp.	2.500%	3/1/18	6,835	6,821
Yum! Brands Inc.	6.250%	4/15/16	18,560	20,791
Yum! Brands Inc.	6.250%	3/15/18	14,310	16,805

Consumer Noncyclical (7.7%)
AbbVie Inc.	1.200%	11/6/15	48,775	49,231
AbbVie Inc.	1.750%	11/6/17	119,300	119,902
AbbVie Inc.	2.000%	11/6/18	30,740	30,698
Actavis Inc.	1.875%	10/1/17	66,640	66,429
Allergan Inc.	5.750%	4/1/16	15,530	17,306
Allergan Inc.	1.350%	3/15/18	7,800	7,663
Altria Group Inc.	8.500%	11/10/13	31,113	31,149
Altria Group Inc.	4.125%	9/11/15	43,357	45,983
AmerisourceBergen Corp.	5.875%	9/15/15	9,228	10,082
Amgen Inc.	1.875%	11/15/14	50,820	51,483
Amgen Inc.	2.300%	6/15/16	56,380	58,188
Amgen Inc.	2.500%	11/15/16	7,150	7,419
Amgen Inc.	2.125%	5/15/17	66,930	68,364
Amgen Inc.	5.850%	6/1/17	23,715	27,255
Amgen Inc.	6.150%	6/1/18	4,525	5,331
Anheuser-Busch Cos. LLC	5.000%	1/15/15	7,480	7,879
Anheuser-Busch Cos. LLC	5.050%	10/15/16	4,875	5,464
Anheuser-Busch Cos. LLC	5.500%	1/15/18	8,650	10,021
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	46,393	46,502
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	26,840	26,569
Anheuser-Busch InBev Worldwide Inc.	1.500%	7/14/14	39,000	39,310
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	28,675	30,103
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	23,605	24,629
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	19,495	20,379
Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	19,647	19,730
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	46,615	48,857
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	68,292	68,502
AstraZeneca plc	1.950%	9/18/19	5,490	5,433
Avon Products Inc.	4.600%	3/15/20	3,900	4,048
Baxter International Inc.	0.950%	6/1/16	5,860	5,882
Baxter International Inc.	5.375%	6/1/18	9,745	11,258
Baxter International Inc.	1.850%	6/15/18	13,345	13,386
Biogen Idec Inc.	6.875%	3/1/18	4,880	5,829
Boston Scientific Corp.	6.250%	11/15/15	10,150	11,170
Boston Scientific Corp.	6.400%	6/15/16	20,447	22,979
Boston Scientific Corp.	2.650%	10/1/18	9,760	9,841
Bottling Group LLC	5.500%	4/1/16	32,044	35,607
Brown-Forman Corp.	1.000%	1/15/18	5,480	5,367
Cardinal Health Inc.	1.900%	6/15/17	6,830	6,904
Cardinal Health Inc.	1.700%	3/15/18	20,540	20,200
CareFusion Corp.	5.125%	8/1/14	13,970	14,417
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	2,900	2,920
Celgene Corp.	2.450%	10/15/15	14,610	15,023
Celgene Corp.	1.900%	8/15/17	6,835	6,887
Celgene Corp.	2.300%	8/15/18	14,950	15,045
Church & Dwight Co. Inc.	3.350%	12/15/15	9,760	10,136

Clorox Co.	5.950%	10/15/17	4,880	5,632
Coca-Cola Co.	1.150%	4/1/18	14,755	14,517
ConAgra Foods Inc.	1.300%	1/25/16	24,490	24,612
ConAgra Foods Inc.	5.819%	6/15/17	4,880	5,544
ConAgra Foods Inc.	1.900%	1/25/18	64,935	64,701
ConAgra Foods Inc.	7.000%	4/15/19	5,000	6,015
Constellation Brands Inc.	3.750%	5/1/21	5,130	4,899
Constellation Brands Inc.	4.250%	5/1/23	5,130	4,918
Covidien International Finance SA	1.350%	5/29/15	2,560	2,584
Covidien International Finance SA	2.800%	6/15/15	14,040	14,489
Covidien International Finance SA	6.000%	10/15/17	38,565	44,786
CR Bard Inc.	2.875%	1/15/16	22,350	23,242
Delhaize Group SA	6.500%	6/15/17	13,054	14,890
Diageo Capital plc	7.375%	1/15/14	3,221	3,265
Diageo Capital plc	1.500%	5/11/17	23,785	23,908
Diageo Capital plc	1.125%	4/29/18	7,115	6,921
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	7,800	8,129
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	16,295	19,497
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	3,060	3,114
Edwards Lifesciences Corp.	2.875%	10/15/18	24,400	24,518
Express Scripts Holding Co.	2.750%	11/21/14	21,430	21,895
Express Scripts Holding Co.	2.100%	2/12/15	29,220	29,707
Express Scripts Holding Co.	3.125%	5/15/16	43,300	45,400
Express Scripts Holding Co.	3.500%	11/15/16	32,230	34,258
Express Scripts Holding Co.	2.650%	2/15/17	48,031	49,792
Genentech Inc.	4.750%	7/15/15	15,730	16,857
General Mills Inc.	0.875%	1/29/16	10,175	10,183
General Mills Inc.	5.700%	2/15/17	5,600	6,369
Gilead Sciences Inc.	2.400%	12/1/14	35,880	36,558
Gilead Sciences Inc.	3.050%	12/1/16	37,210	39,348
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	13,565	13,805
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	16,600	19,352
GlaxoSmithKline Capital plc	1.500%	5/8/17	39,865	40,207
7 Hawk Acquisition Sub Inc.	4.250%	10/15/20	4,780	4,637
Ingredion Inc.	1.800%	9/25/17	5,855	5,796
Kellogg Co.	1.750%	5/17/17	10,240	10,367
Koninklijke Philips NV	5.750%	3/11/18	47,850	55,183
Kraft Foods Group Inc.	1.625%	6/4/15	14,625	14,842
Kraft Foods Group Inc.	2.250%	6/5/17	75,630	77,444
Kraft Foods Group Inc.	6.125%	8/23/18	19,120	22,626
Kroger Co.	2.200%	1/15/17	6,895	7,032
Kroger Co.	6.800%	12/15/18	5,950	7,170
Life Technologies Corp.	4.400%	3/1/15	14,600	15,219
Lorillard Tobacco Co.	3.500%	8/4/16	28,350	29,908
Lorillard Tobacco Co.	2.300%	8/21/17	18,520	18,689
McKesson Corp.	6.500%	2/15/14	12,970	13,189
McKesson Corp.	0.950%	12/4/15	23,400	23,391
McKesson Corp.	3.250%	3/1/16	16,079	16,850
McKesson Corp.	5.700%	3/1/17	5,675	6,449
McKesson Corp.	1.400%	3/15/18	14,640	14,281
Mead Johnson Nutrition Co.	3.500%	11/1/14	14,000	14,373
Medco Health Solutions Inc.	2.750%	9/15/15	8,774	9,057
Medco Health Solutions Inc.	7.125%	3/15/18	32,695	39,401
Merck & Co. Inc.	2.250%	1/15/16	34,988	36,212
Merck & Co. Inc.	0.700%	5/18/16	7,820	7,814
Merck & Co. Inc.	1.300%	5/18/18	23,400	23,034
Merck Sharp & Dohme Corp.	4.750%	3/1/15	6,100	6,446

Mondelez International Inc.	6.750%	2/19/14	24,400	24,839
Mondelez International Inc.	4.125%	2/9/16	41,360	44,202
Mondelez International Inc.	6.500%	8/11/17	43,885	51,381
Mondelez International Inc.	6.125%	2/1/18	43,723	50,863
Mondelez International Inc.	6.125%	8/23/18	28,755	33,741
7 Mylan Inc.	1.800%	6/24/16	31,375	31,714
7 Mylan Inc.	2.600%	6/24/18	56,410	56,706
Nabisco Inc.	7.550%	6/15/15	14,640	16,196
Newell Rubbermaid Inc.	2.050%	12/1/17	12,540	12,482
Novartis Capital Corp.	4.125%	2/10/14	31,775	32,065
PepsiCo Inc.	3.100%	1/15/15	13,475	13,897
PepsiCo Inc.	0.700%	2/26/16	14,650	14,623
PepsiCo Inc.	2.500%	5/10/16	21,805	22,736
PepsiCo Inc.	1.250%	8/13/17	13,550	13,451
7 Pernod Ricard SA	2.950%	1/15/17	58,895	61,268
7 Pernod Ricard SA	4.450%	1/15/22	2,925	3,016
Pfizer Inc.	5.350%	3/15/15	37,690	40,146
Pharmacia Corp.	6.500%	12/1/18	8,300	10,138
Philip Morris International Inc.	6.875%	3/17/14	18,431	18,893
Philip Morris International Inc.	2.500%	5/16/16	25,610	26,704
Philip Morris International Inc.	5.650%	5/16/18	19,490	22,695
Procter & Gamble Co.	3.500%	2/15/15	1,620	1,683
Procter & Gamble Co.	4.850%	12/15/15	2,925	3,189
Procter & Gamble Co.	4.700%	2/15/19	4,880	5,576
Reynolds American Inc.	1.050%	10/30/15	6,840	6,860
Reynolds American Inc.	6.750%	6/15/17	2,680	3,116
7 Roche Holdings Inc.	6.000%	3/1/19	18,975	22,704
Safeway Inc.	6.250%	3/15/14	9,650	9,806
Sanofi	1.200%	9/30/14	39,700	40,002
Sanofi	2.625%	3/29/16	55,635	58,123
Sanofi	1.250%	4/10/18	60,430	59,505
St. Jude Medical Inc.	2.500%	1/15/16	19,505	20,082
Stryker Corp.	3.000%	1/15/15	13,600	14,018
Stryker Corp.	2.000%	9/30/16	28,935	29,869
Sutter Health California GO	1.090%	8/15/53	10,000	9,964
7 Takeda Pharmaceutical Co. Ltd.	1.031%	3/17/15	33,060	33,244
7 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	33,074	33,337
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	38,780	39,953
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	45,900	47,476
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	15,365	14,702
Thermo Fisher Scientific Inc.	5.000%	6/1/15	2,330	2,470
Thermo Fisher Scientific Inc.	3.200%	3/1/16	19,490	20,379
Thermo Fisher Scientific Inc.	2.250%	8/15/16	13,695	14,022
Tyson Foods Inc.	6.600%	4/1/16	38,530	43,154
Whirlpool Corp.	6.500%	6/15/16	2,950	3,316
Wyeth LLC	5.500%	2/15/16	9,745	10,816
Wyeth LLC	5.450%	4/1/17	3,270	3,736
Zoetis Inc.	1.150%	2/1/16	30,805	30,995
Zoetis Inc.	1.875%	2/1/18	35,915	35,879

Energy (3.7%)
Anadarko Petroleum Corp.	5.950%	9/15/16	74,940	84,691
Anadarko Petroleum Corp.	6.375%	9/15/17	68,218	79,726
Apache Corp.	5.625%	1/15/17	8,675	9,860
Apache Corp.	1.750%	4/15/17	26,105	26,456
BP Capital Markets plc	3.875%	3/10/15	56,945	59,499

BP Capital Markets plc	3.125%	10/1/15	37,918	39,715
BP Capital Markets plc	0.700%	11/6/15	23,840	23,850
BP Capital Markets plc	3.200%	3/11/16	77,518	81,521
BP Capital Markets plc	2.248%	11/1/16	37,575	38,782
BP Capital Markets plc	1.846%	5/5/17	41,475	42,134
BP Capital Markets plc	1.375%	11/6/17	19,000	18,872
BP Capital Markets plc	1.375%	5/10/18	35,175	34,516
BP Capital Markets plc	2.241%	9/26/18	21,575	21,817
Canadian Natural Resources Ltd.	1.450%	11/14/14	16,400	16,527
Canadian Natural Resources Ltd.	4.900%	12/1/14	10,974	11,463
Canadian Natural Resources Ltd.	5.700%	5/15/17	24,826	28,185
Chevron Corp.	1.104%	12/5/17	13,700	13,556
Chevron Corp.	1.718%	6/24/18	29,300	29,389
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	34,080	38,630
Ensco plc	3.250%	3/15/16	33,450	35,072
7 GS Caltex Corp.	5.500%	8/25/14	3,910	4,032
7 GS Caltex Corp.	5.500%	10/15/15	14,165	15,176
Marathon Oil Corp.	0.900%	11/1/15	63,610	63,649
Marathon Oil Corp.	5.900%	3/15/18	23,330	26,922
7 Nabors Industries Inc.	2.350%	9/15/16	16,600	16,843
Nabors Industries Inc.	6.150%	2/15/18	13,650	15,411
Noble Holding International Ltd.	3.450%	8/1/15	7,581	7,888
Noble Holding International Ltd.	3.050%	3/1/16	16,130	16,663
Occidental Petroleum Corp.	2.500%	2/1/16	19,750	20,493
Occidental Petroleum Corp.	4.125%	6/1/16	8,344	9,044
Occidental Petroleum Corp.	1.750%	2/15/17	93,490	94,959
Occidental Petroleum Corp.	1.500%	2/15/18	14,920	14,828
Petro-Canada	6.050%	5/15/18	4,885	5,719
Phillips 66	1.950%	3/5/15	29,365	29,840
Phillips 66	2.950%	5/1/17	36,280	37,823
Pioneer Natural Resources Co.	6.650%	3/15/17	4,880	5,649
Pioneer Natural Resources Co.	6.875%	5/1/18	4,425	5,253
Shell International Finance BV	3.100%	6/28/15	18,300	19,086
Shell International Finance BV	5.200%	3/22/17	14,225	16,090
Shell International Finance BV	1.125%	8/21/17	14,700	14,660
Suncor Energy Inc.	6.100%	6/1/18	33,389	39,231
Total Capital Canada Ltd.	1.450%	1/15/18	37,152	36,928
Total Capital International SA	0.750%	1/25/16	21,000	20,997
Total Capital International SA	1.500%	2/17/17	38,115	38,606
Total Capital International SA	1.550%	6/28/17	42,522	42,885
Total Capital SA	3.000%	6/24/15	7,241	7,536
Total Capital SA	3.125%	10/2/15	36,504	38,236
Total Capital SA	2.300%	3/15/16	34,038	35,282
Total Capital SA	2.125%	8/10/18	11,627	11,799
Transocean Inc.	4.950%	11/15/15	48,220	51,691
Transocean Inc.	5.050%	12/15/16	60,726	66,881
Transocean Inc.	2.500%	10/15/17	58,692	59,222
Transocean Inc.	6.000%	3/15/18	19,535	22,050
Valero Energy Corp.	4.500%	2/1/15	14,625	15,282
Valero Energy Corp.	6.125%	6/15/17	9,010	10,346
Weatherford International LLC	6.350%	6/15/17	13,005	14,748
Weatherford International Ltd.	5.500%	2/15/16	9,760	10,575

Technology (2.1%)
Affiliated Computer Services Inc.	5.200%	6/1/15	9,750	10,324
Agilent Technologies Inc.	5.500%	9/14/15	7,149	7,723
Agilent Technologies Inc.	6.500%	11/1/17	9,500	11,112

	Altera Corp.	1.750%	5/15/17	7,375	7,335
	Altera Corp.	2.500%	11/15/18	26,375	26,264
	Amphenol Corp.	4.750%	11/15/14	19,500	20,277
	Apple Inc.	1.000%	5/3/18	29,410	28,611
	Applied Materials Inc.	2.650%	6/15/16	9,800	10,210
	Baidu Inc.	2.250%	11/28/17	6,850	6,792
	Baidu Inc.	3.250%	8/6/18	26,400	26,963
	Computer Sciences Corp.	2.500%	9/15/15	14,630	14,985
	Computer Sciences Corp.	6.500%	3/15/18	21,220	24,611
	Corning Inc.	1.450%	11/15/17	14,675	14,556
	Dell Inc.	2.100%	4/1/14	8,325	8,346
	Dell Inc.	5.625%	4/15/14	28,250	28,815
	EMC Corp.	1.875%	6/1/18	81,210	81,160
	Hewlett-Packard Co.	2.625%	12/9/14	9,750	9,942
	Hewlett-Packard Co.	2.350%	3/15/15	7,930	8,067
	Hewlett-Packard Co.	2.125%	9/13/15	14,010	14,224
	Hewlett-Packard Co.	2.200%	12/1/15	10,232	10,424
	Hewlett-Packard Co.	2.650%	6/1/16	31,758	32,561
	Hewlett-Packard Co.	3.000%	9/15/16	89,140	92,282
	Hewlett-Packard Co.	3.300%	12/9/16	24,852	25,975
	Hewlett-Packard Co.	5.400%	3/1/17	12,791	14,173
	Hewlett-Packard Co.	2.600%	9/15/17	34,970	35,551
	Intel Corp.	1.950%	10/1/16	7,780	8,032
	Intel Corp.	1.350%	12/15/17	123,327	122,889
	International Business Machines Corp.	0.875%	10/31/14	10,865	10,933
	International Business Machines Corp.	1.950%	7/22/16	33,175	34,277
	International Business Machines Corp.	1.250%	2/6/17	19,600	19,657
	International Business Machines Corp.	5.700%	9/14/17	11,650	13,544
	International Business Machines Corp.	1.250%	2/8/18	9,700	9,593
	Microsoft Corp.	0.875%	11/15/17	9,620	9,505
	Motorola Solutions Inc.	6.000%	11/15/17	4,773	5,479
	Oracle Corp.	1.200%	10/15/17	51,725	51,154
	Oracle Corp.	5.750%	4/15/18	12,700	14,857
7	Seagate HDD Cayman	3.750%	11/15/18	14,000	14,000
	Xerox Corp.	4.250%	2/15/15	20,250	21,078
	Xerox Corp.	6.400%	3/15/16	9,325	10,374
	Xerox Corp.	6.750%	2/1/17	18,525	21,208
	Xerox Corp.	2.950%	3/15/17	8,810	9,066
	Xerox Corp.	6.350%	5/15/18	16,640	19,213
	Xerox Corp.	5.625%	12/15/19	15,675	17,558

	Transportation (1.0%)
4,7	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	37,746	37,746
	Burlington Northern Santa Fe LLC	4.875%	1/15/15	5,380	5,649
	Burlington Northern Santa Fe LLC	5.650%	5/1/17	4,875	5,573
	Canadian Pacific Railway Co.	6.500%	5/15/18	14,710	17,422
	Canadian Pacific Railway Co.	7.250%	5/15/19	2,925	3,603
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	6,810	7,202
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	6,899	7,382
4	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	3,523	3,738
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	6,144	7,004
4	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	4/1/21	5,677	6,372

4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	3,375	3,417
	CSX Corp.	6.250%	4/1/15	11,557	12,436
	CSX Corp.	6.250%	3/15/18	10,895	12,795
4,10	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	5,012	5,526
4	Delta Air Lines 2010-1 Class A Pass Through
	Trust	6.200%	1/2/20	13,479	14,912
4	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	2,951	3,142
7	ERAC USA Finance LLC	2.250%	1/10/14	49,660	49,824
7	ERAC USA Finance LLC	5.600%	5/1/15	10,245	10,940
7	ERAC USA Finance LLC	1.400%	4/15/16	8,775	8,775
7	ERAC USA Finance LLC	6.375%	10/15/17	11,170	12,973
7	ERAC USA Finance LLC	2.800%	11/1/18	16,645	16,900
4	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	6,840	6,276
	JB Hunt Transport Services Inc.	3.375%	9/15/15	11,790	12,254
[4,6,10] JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.629%	6/15/15	2,086	2,087
[4,6,10] JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.674%	9/15/15	19,025	18,942
[4,6,10] JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.714%	5/15/18	9,655	8,762
	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	4,880	4,668
	Norfolk Southern Corp.	5.257%	9/17/14	12,315	12,811
	Norfolk Southern Corp.	5.750%	1/15/16	4,960	5,472
7	Penske Truck Leasing Co. Lp / PTL Finance
	Corp.	2.500%	7/11/14	15,000	15,169
	Ryder System Inc.	5.850%	3/1/14	5,150	5,238
	Ryder System Inc.	7.200%	9/1/15	10,820	11,991
	Ryder System Inc.	3.600%	3/1/16	25,775	27,083
	Ryder System Inc.	5.850%	11/1/16	8,440	9,399
	Ryder System Inc.	2.500%	3/1/17	12,635	12,866
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	2,136	2,456
	United Continental Holdings Inc.	6.375%	6/1/18	2,740	2,850
	United Parcel Service Inc.	1.125%	10/1/17	12,850	12,765
	United Parcel Service Inc.	5.500%	1/15/18	14,239	16,483
	United Parcel Service Inc.	5.125%	4/1/19	19,160	22,097
					13,605,759
Utilities (4.6%)
	Electric (3.6%)
	Ameren Illinois Co.	6.125%	11/15/17	6,810	7,918
	Ameren Illinois Co.	6.250%	4/1/18	4,690	5,462
	American Electric Power Co. Inc.	1.650%	12/15/17	35,350	35,017
	Appalachian Power Co.	5.000%	6/1/17	5,605	6,205
	Arizona Public Service Co.	5.800%	6/30/14	8,050	8,320
	Arizona Public Service Co.	4.650%	5/15/15	5,850	6,189
	Arizona Public Service Co.	6.250%	8/1/16	4,027	4,573
	Baltimore Gas & Electric Co.	5.900%	10/1/16	6,810	7,710
	CenterPoint Energy Inc.	5.950%	2/1/17	21,490	24,371
	CenterPoint Energy Inc.	6.500%	5/1/18	7,270	8,600
	CMS Energy Corp.	4.250%	9/30/15	22,075	23,281
	CMS Energy Corp.	6.550%	7/17/17	2,685	3,115
	CMS Energy Corp.	5.050%	2/15/18	45,575	50,590
	Commonwealth Edison Co.	4.700%	4/15/15	2,807	2,970

	Commonwealth Edison Co.	5.950%	8/15/16	33,402	37,712
	Commonwealth Edison Co.	1.950%	9/1/16	31,705	32,504
	Commonwealth Edison Co.	6.150%	9/15/17	26,386	30,886
	Commonwealth Edison Co.	5.800%	3/15/18	33,975	39,729
	Consumers Energy Co.	5.500%	8/15/16	4,530	5,073
	Consumers Energy Co.	5.150%	2/15/17	14,095	15,836
	Consumers Energy Co.	5.650%	9/15/18	12,700	14,927
	Consumers Energy Co.	6.125%	3/15/19	7,180	8,626
	Consumers Energy Co.	6.700%	9/15/19	3,865	4,805
	DTE Electric Co.	5.600%	6/15/18	3,420	3,968
	Duke Energy Carolinas LLC	5.300%	10/1/15	10,750	11,717
	Duke Energy Carolinas LLC	1.750%	12/15/16	6,950	7,109
	Duke Energy Carolinas LLC	5.100%	4/15/18	25,322	28,935
	Duke Energy Carolinas LLC	7.000%	11/15/18	21,000	26,056
	Duke Energy Corp.	3.350%	4/1/15	4,875	5,049
	Duke Energy Corp.	1.625%	8/15/17	12,560	12,590
	Duke Energy Corp.	2.100%	6/15/18	10,490	10,559
	Duke Energy Corp.	6.250%	6/15/18	17,390	20,563
	Duke Energy Florida Inc.	0.650%	11/15/15	7,390	7,389
	Duke Energy Florida Inc.	5.100%	12/1/15	43,735	47,707
	Duke Energy Florida Inc.	5.800%	9/15/17	11,462	13,239
	Duke Energy Florida Inc.	5.650%	6/15/18	21,500	25,106
	Duke Energy Progress Inc.	5.150%	4/1/15	4,900	5,205
	Duke Energy Progress Inc.	5.250%	12/15/15	14,870	16,305
	Duke Energy Progress Inc.	5.300%	1/15/19	10,410	12,058
	Entergy Corp.	3.625%	9/15/15	18,420	19,105
	Entergy Corp.	4.700%	1/15/17	11,695	12,540
	Entergy Louisiana LLC	1.875%	12/15/14	10,350	10,487
	Exelon Corp.	4.900%	6/15/15	9,760	10,343
	Exelon Generation Co. LLC	6.200%	10/1/17	16,105	18,503
4,7	FPL Energy Marcus Hook LP	7.590%	7/10/18	17,203	17,977
	Georgia Power Co.	3.000%	4/15/16	6,885	7,237
	Georgia Power Co.	5.700%	6/1/17	5,285	6,037
7	Iberdrola Finance Ireland Ltd.	3.800%	9/11/14	55,952	57,227
	LG&E & KU Energy LLC	2.125%	11/15/15	34,635	35,289
	Louisville Gas & Electric Co.	1.625%	11/15/15	5,040	5,137
	MidAmerican Energy Co.	4.650%	10/1/14	4,880	5,065
	MidAmerican Energy Co.	5.950%	7/15/17	14,170	16,450
	MidAmerican Energy Co.	5.300%	3/15/18	29,560	33,988
	MidAmerican Energy Holdings Co.	5.000%	2/15/14	3,000	3,037
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	44,956	52,383
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	13,330	13,522
	National Rural Utilities Cooperative Finance
	Corp.	1.000%	2/2/15	7,795	7,851
	National Rural Utilities Cooperative Finance
	Corp.	1.900%	11/1/15	12,270	12,600
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	3/1/16	7,800	8,193
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	3,900	4,422
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	2/1/18	32,768	37,571
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	8,400	8,243
	Nevada Power Co.	5.875%	1/15/15	35,470	37,628
	Nevada Power Co.	6.500%	5/15/18	26,805	32,118

Nevada Power Co.	6.500%	8/1/18	7,401	8,918
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	40,895	41,131
NextEra Energy Capital Holdings Inc.	2.600%	9/1/15	29,535	30,414
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	14,650	16,716
4 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	5,895	5,924
7 Niagara Mohawk Power Corp.	3.553%	10/1/14	4,830	4,957
Northeast Utilities	1.450%	5/1/18	21,490	21,004
Northern States Power Co.	5.250%	3/1/18	2,890	3,318
NSTAR Electric Co.	5.625%	11/15/17	2,000	2,304
Ohio Power Co.	6.000%	6/1/16	9,838	10,995
Pacific Gas & Electric Co.	5.625%	11/30/17	45,304	52,172
PacifiCorp	5.650%	7/15/18	7,810	9,131
Pennsylvania Electric Co.	6.050%	9/1/17	5,445	6,154
PG&E Corp.	5.750%	4/1/14	52,933	54,015
PPL Capital Funding Inc.	1.900%	6/1/18	13,915	13,705
PPL Energy Supply LLC	5.400%	8/15/14	8,725	9,043
Public Service Co. of Colorado	5.500%	4/1/14	6,825	6,966
Public Service Co. of Colorado	5.800%	8/1/18	9,680	11,412
Public Service Co. of New Mexico	7.950%	5/15/18	8,700	10,511
Public Service Electric & Gas Co.	5.000%	8/15/14	9,500	9,840
Public Service Electric & Gas Co.	2.700%	5/1/15	13,500	13,936
Public Service Electric & Gas Co.	5.300%	5/1/18	2,930	3,370
Public Service Electric & Gas Co.	2.300%	9/15/18	18,075	18,554
Sierra Pacific Power Co.	6.000%	5/15/16	16,060	18,050
South Carolina Electric & Gas Co.	6.500%	11/1/18	8,450	10,225
Southern California Edison Co.	5.500%	8/15/18	5,295	6,178
Southwestern Electric Power Co.	5.550%	1/15/17	2,010	2,215
Southwestern Electric Power Co.	5.875%	3/1/18	10,080	11,479
Tampa Electric Co.	6.100%	5/15/18	21,670	25,571
TECO Finance Inc.	4.000%	3/15/16	10,895	11,597
TECO Finance Inc.	6.572%	11/1/17	5,710	6,659
7 Trans-Allegheny Interstate Line Co.	4.000%	1/15/15	53,650	55,302
Union Electric Co.	6.400%	6/15/17	12,271	14,292
4 Wisconsin Energy Corp.	6.250%	5/15/67	5,460	5,596
Xcel Energy Inc.	0.750%	5/9/16	35,312	35,118

Natural Gas (1.0%)
Atmos Energy Corp.	4.950%	10/15/14	6,260	6,508
7 Centrica plc	4.000%	10/16/23	17,830	17,977
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	39,762	44,517
El Paso Natural Gas Co. LLC	5.950%	4/15/17	10,300	11,611
El Paso Pipeline Partners Operating Co. LLC	4.100%	11/15/15	38,508	40,704
Enbridge Energy Partners LP	5.350%	12/15/14	2,440	2,559
4 Enbridge Energy Partners LP	8.050%	10/1/77	1,860	2,095
Energy Transfer Partners LP	5.950%	2/1/15	9,842	10,428
Energy Transfer Partners LP	6.125%	2/15/17	19,583	22,200
Energy Transfer Partners LP	6.700%	7/1/18	32,999	38,848
Energy Transfer Partners LP	4.150%	10/1/20	11,725	12,152
Kinder Morgan Energy Partners LP	5.625%	2/15/15	8,770	9,292
Kinder Morgan Energy Partners LP	3.500%	3/1/16	25,785	27,162
Kinder Morgan Energy Partners LP	6.000%	2/1/17	15,835	17,983
Kinder Morgan Energy Partners LP	5.950%	2/15/18	9,440	10,882
Kinder Morgan Energy Partners LP	2.650%	2/1/19	12,600	12,656
Magellan Midstream Partners LP	6.450%	6/1/14	3,650	3,774
Nisource Finance Corp.	6.400%	3/15/18	13,190	15,392
ONEOK Partners LP	3.200%	9/15/18	9,770	10,099
Sempra Energy	6.500%	6/1/16	33,254	37,694

	Sempra Energy	2.300%	4/1/17	36,630	37,539
	Sempra Energy	6.150%	6/15/18	13,585	15,926
	Southern California Gas Co.	5.500%	3/15/14	7,979	8,123
7	Southern Natural Gas Co. LLC	5.900%	4/1/17	11,470	13,017
	Spectra Energy Partners LP	2.950%	9/25/18	9,770	10,026
4	TransCanada PipeLines Ltd.	6.350%	5/15/67	5,550	5,730

	Other Utility (0.0%)
	American Water Capital Corp.	6.085%	10/15/17	9,357	10,804

					2,133,397
Total Corporate Bonds (Cost $27,280,299)					27,584,145
Sovereign Bonds (U.S. Dollar-Denominated) (8.2%)
7	Abu Dhabi National Energy Co.	4.750%	9/15/14	11,700	12,051
7	Abu Dhabi National Energy Co.	2.500%	1/12/18	1,000	999
7	ADCB Finance Cayman Ltd.	4.750%	10/8/14	5,000	5,158
7	Banco de Costa Rica	5.250%	8/12/18	4,800	4,848
7	Banco del Estado de Chile	2.000%	11/9/17	6,200	6,085
7	Banco del Estado de Chile	3.875%	2/8/22	2,000	1,955
7	Banco do Brasil SA	4.500%	1/22/15	8,500	8,801
	Banco do Brasil SA	3.875%	1/23/17	11,085	11,388
7	Banco do Nordeste do Brasil SA	3.625%	11/9/15	2,000	2,025
7	Banco Latinoamericano de Comercio Exterior
	SA	3.750%	4/4/17	18,100	18,560
7	Banco Nacional de Desenvolvimento
	Economico e Social	3.375%	9/26/16	6,400	6,479
7	Bank Nederlandse Gemeenten	1.375%	3/23/15	14,600	14,806
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	2,450	2,314
7	Bermuda	4.138%	1/3/23	6,000	5,774
7	Bermuda	4.854%	2/6/24	5,800	5,784
7	Caisse d'Amortissement de la Dette Sociale	1.750%	2/24/15	4,850	4,933
7	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	4,875	4,821
7	Caixa Economica Federal	2.375%	11/6/17	12,375	11,674
7	Centrais Eletricas Brasileiras SA	7.750%	11/30/15	2,250	2,470
7	Central American Bank for Economic
	Integration	5.375%	9/24/14	7,000	7,252
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,800	1,778
	CNOOC Finance 2013 Ltd.	1.750%	5/9/18	4,000	3,929
7	CNPC General Capital Ltd.	1.450%	4/16/16	2,000	1,991
7	CNPC General Capital Ltd.	2.750%	4/19/17	4,875	4,983
7	CNPC HK Overseas Capital Ltd.	3.125%	4/28/16	5,000	5,179
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,825	4,880
7	Corp. Nacional del Cobre de Chile	4.750%	10/15/14	2,460	2,540
7	Corp. Nacional del Cobre de Chile	7.500%	1/15/19	5,700	6,909
7	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	9,775	9,817
7	Corp. Nacional Del Cobre De Chile	3.875%	11/3/21	15,796	15,716
7	Corp. Nacional Del Cobre de Chile	3.000%	7/17/22	6,025	5,544
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	15,600	15,901
	Corporacion Andina de Fomento	3.750%	1/15/16	69,219	72,046
	Corporacion Andina de Fomento	5.750%	1/12/17	8,900	9,783
11	Development Bank of Japan Inc.	2.875%	4/20/15	5,000	5,177
11	Development Bank of Japan Inc.	2.750%	3/15/16	6,900	7,249
11	Development Bank of Japan Inc.	5.125%	2/1/17	4,800	5,418
7	Development Bank of Kazakhstan JSC	5.500%	12/20/15	2,762	2,920
	Development Bank of Kazakhstan JSC	5.500%	12/20/15	310	327
7	Development Bank of Kazakhstan JSC	4.125%	12/10/22	3,000	2,775
7,12	Dexia Credit Local SA	2.750%	4/29/14	25,300	25,402

7,12	Dexia Credit Local SA	1.250%	10/18/16	12,700	12,710
7	Electricite de France SA	5.500%	1/26/14	2,970	3,001
7	Emirate of Abu Dhabi	5.500%	4/8/14	14,390	14,678
4,7	ENA Norte Trust	4.950%	4/25/28	1,902	1,883
	European Investment Bank	2.875%	1/15/15	19,500	20,112
	European Investment Bank	2.750%	3/23/15	8,750	9,042
	European Investment Bank	1.125%	4/15/15	30,000	30,364
	European Investment Bank	1.625%	9/1/15	9,725	9,960
	European Investment Bank	2.500%	5/16/16	5,000	5,239
	Export-Import Bank of Korea	8.125%	1/21/14	4,850	4,928
7	Export-Import Bank of Korea	5.250%	2/10/14	2,550	2,582
	Export-Import Bank of Korea	5.875%	1/14/15	23,270	24,658
	Export-Import Bank of Korea	5.125%	3/16/15	9,600	10,108
	Export-Import Bank of Korea	4.125%	9/9/15	33,625	35,477
	Export-Import Bank of Korea	3.750%	10/20/16	18,695	19,851
	Export-Import Bank of Korea	4.000%	1/11/17	31,600	33,894
	Export-Import Bank of Korea	2.875%	9/17/18	11,700	11,925
	Export-Import Bank of Korea	4.000%	1/29/21	2,000	2,083
7	Federation of Malaysia	2.991%	7/6/16	4,875	5,075
	Federative Republic of Brazil	7.875%	3/7/15	23,825	25,921
	Federative Republic of Brazil	6.000%	1/17/17	59,495	66,872
4	Federative Republic of Brazil	8.000%	1/15/18	26,950	30,211
7	Gazprom OAO Via Gaz Capital SA	5.092%	11/29/15	42,520	45,182
7	Hrvatska Elektroprivreda	6.000%	11/9/17	2,925	2,998
	Hydro-Quebec	2.000%	6/30/16	21,750	22,473
7	Industrial Bank of Korea	7.125%	4/23/14	6,700	6,901
7	IPIC GMTN Ltd.	3.750%	3/1/17	2,850	3,025
11	Japan Bank for International Cooperation	2.875%	2/2/15	30,500	31,441
11	Japan Bank for International Cooperation	1.875%	9/24/15	60,350	61,843
11	Japan Bank for International Cooperation	2.500%	1/21/16	19,500	20,313
11	Japan Bank for International Cooperation	2.500%	5/18/16	22,000	22,999
11	Japan Bank for International Cooperation	2.250%	7/13/16	34,090	35,430
11	Japan Bank for International Cooperation	1.750%	7/31/18	26,800	26,848
11	Japan Finance Organization for Municipalities	4.625%	4/21/15	8,900	9,428
11	Japan Finance Organization for Municipalities	4.000%	1/13/21	9,750	10,575
7	KazMunaiGaz Finance Sub BV	11.750%	1/23/15	4,400	4,917
7	Kingdom of Spain	4.000%	3/6/18	12,800	13,062
7	Kommunalbanken AS	2.375%	1/19/16	5,875	6,084
7	Kommunalbanken AS	0.875%	10/3/16	9,775	9,783
7	Kommunalbanken AS	1.125%	5/23/18	31,300	30,516
	Korea Development Bank	8.000%	1/23/14	9,550	9,704
	Korea Development Bank	4.375%	8/10/15	15,460	16,322
	Korea Development Bank	1.000%	1/22/16	4,800	4,753
	Korea Development Bank	3.250%	3/9/16	25,060	26,060
	Korea Development Bank	4.000%	9/9/16	4,000	4,262
	Korea Development Bank	3.875%	5/4/17	24,125	25,722
	Korea Development Bank	3.500%	8/22/17	22,675	23,947
	Korea Development Bank	1.500%	1/22/18	5,850	5,681
7	Korea Electric Power Corp.	3.000%	10/5/15	10,800	11,130
7	Korea Expressway Corp.	5.125%	5/20/15	3,900	4,108
7	Korea Expressway Corp.	1.875%	10/22/17	1,000	978
	Korea Finance Corp.	3.250%	9/20/16	9,800	10,222
	Korea Finance Corp.	2.250%	8/7/17	7,725	7,795
7	Korea Gas Corp.	6.000%	7/15/14	4,500	4,656
7	Korea Hydro & Nuclear Power Co. Ltd.	6.250%	6/17/14	2,782	2,868
7	Korea Hydro & Nuclear Power Co. Ltd.	3.125%	9/16/15	4,900	5,051
7	Korea National Oil Corp.	2.875%	11/9/15	2,900	2,985

7	Korea National Oil Corp.	4.000%	10/27/16	19,201	20,423
7	Korea Resources Corp.	2.125%	5/2/18	4,675	4,555
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	7,800	7,828
13	Landwirtschaftliche Rentenbank	3.125%	7/15/15	7,000	7,312
7	MDC-GMTN B.V.	5.750%	5/6/14	4,100	4,192
7	MDC-GMTN B.V.	3.750%	4/20/16	6,000	6,329
7	National Agricultural Cooperative Federation	5.000%	9/30/14	10,000	10,351
	North American Development Bank	2.300%	10/10/18	3,675	3,680
	North American Development Bank	2.400%	10/26/22	2,700	2,448
14	Oesterreichische Kontrollbank AG	1.375%	1/21/14	4,875	4,887
14	Oesterreichische Kontrollbank AG	4.500%	3/9/15	6,300	6,652
14	Oesterreichische Kontrollbank AG	1.750%	10/5/15	59,400	60,812
14	Oesterreichische Kontrollbank AG	2.000%	6/3/16	24,350	25,193
	Pemex Project Funding Master Trust	5.750%	3/1/18	53,990	60,137
7	Perusahaan Penerbit SBSN Indonesia	4.000%	11/21/18	4,800	4,812
	Petrobras Global Finance BV	3.000%	1/15/19	8,150	7,752
	Petrobras International Finance Co.	7.750%	9/15/14	9,725	10,285
	Petrobras International Finance Co.	2.875%	2/6/15	4,500	4,554
	Petrobras International Finance Co.	3.875%	1/27/16	50,320	51,904
	Petrobras International Finance Co.	6.125%	10/6/16	32,725	35,952
	Petrobras International Finance Co.	3.500%	2/6/17	44,875	45,479
	Petrobras International Finance Co.	5.875%	3/1/18	72,388	78,152
	Petrobras International Finance Co.	5.750%	1/20/20	16,020	16,934
	Petroleos Mexicanos	4.875%	3/15/15	47,902	50,295
	Petroleos Mexicanos	3.500%	7/18/18	10,530	10,779
	Petroleos Mexicanos	8.000%	5/3/19	6,700	8,207
	Petroleos Mexicanos	6.000%	3/5/20	4,900	5,487
4,7	Petroleum Co. of Trinidad & Tobago Ltd.	6.000%	5/8/22	2,156	2,285
7	Petronas Capital Ltd.	5.250%	8/12/19	15,840	17,843
	Province of Manitoba	2.625%	7/15/15	7,875	8,156
	Province of Manitoba	1.300%	4/3/17	32,225	32,734
	Province of New Brunswick	2.750%	6/15/18	975	1,030
	Province of Nova Scotia	2.375%	7/21/15	43,820	45,188
	Province of Ontario	1.375%	1/27/14	16,100	16,147
	Province of Ontario	4.100%	6/16/14	9,450	9,681
	Province of Ontario	2.950%	2/5/15	10,000	10,322
	Province of Ontario	0.950%	5/26/15	36,025	36,310
	Province of Ontario	2.700%	6/16/15	82,595	85,540
	Province of Ontario	1.875%	9/15/15	62,047	63,626
	Province of Ontario	4.750%	1/19/16	19,750	21,515
	Province of Ontario	5.450%	4/27/16	5,000	5,581
	Province of Ontario	2.300%	5/10/16	116,525	120,951
	Province of Ontario	1.000%	7/22/16	16,425	16,479
	Province of Ontario	1.600%	9/21/16	83,150	84,915
	Province of Ontario	1.100%	10/25/17	33,395	33,079
	Province of Ontario	1.200%	2/14/18	5,200	5,144
	Province of Ontario	3.000%	7/16/18	15,905	16,880
	Province of Ontario	2.000%	9/27/18	14,650	14,860
	Province of Ontario	1.650%	9/27/19	9,765	9,459
	Province of Ontario	2.450%	6/29/22	7,820	7,375
	PTT Public Co. Ltd.	3.375%	10/25/22	3,000	2,798
7,15	Qatari Diar Finance QSC	3.500%	7/21/15	2,725	2,824
7	Qtel International Finance Ltd.	6.500%	6/10/14	4,500	4,635
7	Qtel International Finance Ltd.	3.375%	10/14/16	9,025	9,416
7	Qtel International Finance Ltd.	3.250%	2/21/23	4,925	4,544
7	Qtel International Finance Ltd.	3.875%	1/31/28	1,800	1,595
	Quebec	4.875%	5/5/14	1,950	1,996

	Quebec	4.600%	5/26/15	9,750	10,384
	Quebec	5.000%	3/1/16	9,750	10,747
	Quebec	5.125%	11/14/16	11,000	12,383
	Quebec	3.500%	7/29/20	4,750	5,048
	Quebec	2.750%	8/25/21	26,285	25,904
	Quebec	2.625%	2/13/23	5,150	4,831
4,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	6,882	7,462
7	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	8,275	8,607
7	Republic of Austria	1.750%	6/17/16	9,750	10,052
	Republic of Chile	3.250%	9/14/21	9,575	9,702
	Republic of Chile	2.250%	10/30/22	3,000	2,752
	Republic of Colombia	8.250%	12/22/14	60,341	64,867
	Republic of Colombia	7.375%	1/27/17	57,425	66,900
	Republic of Colombia	7.375%	3/18/19	19,500	23,849
7	Republic of Iceland	4.875%	6/16/16	3,900	4,075
7	Republic of Indonesia	10.375%	5/4/14	9,750	10,164
7	Republic of Indonesia	6.875%	3/9/17	4,925	5,607
	Republic of Italy	3.125%	1/26/15	49,075	50,312
	Republic of Italy	4.750%	1/25/16	71,845	76,716
	Republic of Italy	5.250%	9/20/16	59,950	65,046
	Republic of Italy	5.375%	6/12/17	29,625	32,454
	Republic of Korea	5.750%	4/16/14	17,050	17,435
	Republic of Korea	4.875%	9/22/14	8,585	8,897
	Republic of Korea	5.125%	12/7/16	9,750	10,843
7	Republic of Latvia	5.250%	2/22/17	2,000	2,184
7	Republic of Latvia	2.750%	1/12/20	4,000	3,824
	Republic of Panama	7.250%	3/15/15	28,225	30,567
	Republic of Panama	5.200%	1/30/20	15,400	16,984
	Republic of Peru	9.875%	2/6/15	19,500	21,669
	Republic of Peru	8.375%	5/3/16	3,628	4,208
	Republic of Poland	5.250%	1/15/14	4,875	4,899
	Republic of Poland	3.875%	7/16/15	36,080	37,826
	Republic of Poland	5.000%	3/23/22	4,825	5,271
7	Republic of Romania	4.375%	8/22/23	3,800	3,714
7	Republic of Serbia	5.250%	11/21/17	1,000	1,010
7	Republic of Slovakia	4.375%	5/21/22	5,500	5,796
	Republic of South Africa	6.500%	6/2/14	6,900	7,110
	Republic of South Africa	5.500%	3/9/20	5,875	6,374
	Republic of Turkey	7.250%	3/15/15	14,575	15,559
	Republic of Turkey	7.000%	9/26/16	121,505	135,478
	Republic of Turkey	7.500%	7/14/17	4,900	5,611
	Republic of Turkey	6.750%	4/3/18	8,800	9,856
	Republic of Turkey	5.625%	3/30/21	19,530	20,751
	Republic of Turkey	3.250%	3/23/23	22,460	19,821
	Russian Federation	3.625%	4/29/15	5,400	5,610
7	Russian Federation	3.500%	1/16/19	8,000	8,222
4,7	Russian Federation	7.500%	3/31/30	4,254	5,071
7	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	5,775	5,933
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	20,200	20,277
	State of Israel	5.125%	3/1/14	8,925	9,052
	State of Israel	5.500%	11/9/16	4,875	5,483
	State of Israel	4.000%	6/30/22	1,900	1,978
	State of Israel	3.150%	6/30/23	6,000	5,810
7	State of Qatar	5.150%	4/9/14	3,200	3,266
7	State of Qatar	4.000%	1/20/15	12,700	13,170

7	State of Qatar	3.125%	1/20/17	8,000	8,380
	Statoil ASA	1.800%	11/23/16	5,900	6,055
	Statoil ASA	3.125%	8/17/17	8,956	9,547
	Statoil ASA	1.200%	1/17/18	5,150	5,077
	Statoil ASA	3.150%	1/23/22	2,000	1,993
	Svensk Exportkredit AB	1.750%	10/20/15	56,450	57,824
	Svensk Exportkredit AB	2.125%	7/13/16	24,400	25,295
	Svensk Exportkredit AB	1.750%	5/30/17	4,900	5,002
7	TDIC Finance Ltd.	6.500%	7/2/14	7,275	7,548
7	Temasek Financial I Ltd.	4.300%	10/25/19	7,250	7,970
7	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,616
7	Transnet SOC Ltd.	4.500%	2/10/16	4,400	4,576
7	Turkiye Halk Bankasi AS	4.875%	7/19/17	1,800	1,828
	United Mexican States	5.875%	1/15/14	10,000	10,085
	United Mexican States	5.875%	2/17/14	26,724	27,071
	United Mexican States	5.625%	1/15/17	70,547	79,114
	United Mexican States	5.750%	10/12/10	13,800	13,193
Total Sovereign Bonds (Cost $3,731,484)					3,769,971
Taxable Municipal Bonds (0.5%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	9,800	9,395
	California GO	5.250%	4/1/14	4,850	4,945
	California GO	5.950%	3/1/18	26,110	30,457
	California GO	6.200%	10/1/19	13,650	16,119
	Colorado Housing & Finance Authority
	Employment Compensation Special
	Assessment Revenue	1.600%	5/15/16	14,600	14,711
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	1.298%	7/1/16	7,800	7,784
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	5,350	5,253
	George Washington University District of
	Columbia GO	3.485%	9/15/22	4,800	4,723
	Harris County TX Toll Road Revenue	1.361%	8/15/17	9,750	9,508
	Illinois GO	4.511%	3/1/15	7,780	8,094
	Illinois GO	4.961%	3/1/16	25,550	27,119
	Illinois GO	5.365%	3/1/17	16,540	17,660
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	1.570%	1/1/17	2,000	1,973
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.217%	1/1/19	1,850	1,794
6	Mississippi GO (Nissan North America, Inc.
	Project)	0.880%	11/1/17	12,180	12,215
6	South Carolina Public Service Authority
	Revenue	1.054%	6/1/15	20,000	20,045
	University of California Revenue	2.054%	5/15/18	3,400	3,412
	University of California Revenue	1.745%	5/15/19	6,250	6,099
6	University of California Revenue	0.760%	7/1/41	19,500	19,512
Total Taxable Municipal Bonds (Cost $220,117)					220,818
Tax-Exempt Municipal Bonds (1.0%)
	Arizona Transportation Board Highway
	Revenue	5.000%	7/1/36	4,320	4,569
	Arizona Transportation Board Highway
	Revenue	5.000%	7/1/37	8,825	9,320

	Arizona Transportation Board Highway
	Revenue	5.000%	7/1/38	5,430	5,718
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/43	4,120	4,182
	Calhoun County TX Navigation Industrial
	Development Authority Port Revenue (BP
	plc) VRDO	0.120%	11/7/13	10,000	10,000
	California GO	5.000%	4/1/43	8,010	8,197
16	California Housing Finance Agency
	Multifamily Housing Revenue VRDO	0.080%	11/7/13	14,490	14,490
	Cary NC Combined Enterprise System
	Revenue	5.000%	12/1/42	6,730	7,185
	Contra Costa CA Community College District
	GO	5.000%	8/1/38	5,035	5,292
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	5.000%	10/1/37	11,365	11,957
	Houston TX Community College System GO	5.000%	2/15/43	7,180	7,550
	Houston TX Utility System Revenue	5.000%	11/15/38	3,435	3,609
	Los Angeles CA Department of Water &
	Power Revenue	5.000%	7/1/37	4,215	4,454
	Los Angeles CA Department of Water &
	Power Revenue	5.000%	7/1/43	11,150	11,668
	Los Angeles CA Wastewater System
	Revenue	5.000%	6/1/35	10,320	11,016
7	Louisiana Public Facilities Authority Dock &
	Wharf Revenue (Impala Warehousing LLC
	Project)	6.500%	7/1/36	6,700	6,165
	Massachusetts GO	5.000%	8/1/37	17,695	18,718
	Massachusetts GO	5.000%	8/1/41	35,390	37,173
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	5/15/38	8,845	9,354
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	10/15/41	8,490	8,869
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.000%	5/15/43	5,960	6,269
	New York City NY GO	5.000%	3/1/37	3,535	3,715
	New York City NY Industrial Development
	Agency Special Facility Revenue (American
	Airlines Inc. John F. Kennedy International
	Airport Project)	7.500%	8/1/16	8,685	9,032
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.000%	6/15/44	10,300	10,649
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.000%	6/15/45	6,865	7,118
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.000%	6/15/47	13,730	14,257
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.000%	2/1/42	11,480	12,032
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.000%	5/1/42	10,165	10,642
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.000%	2/15/42	7,095	7,368
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.000%	3/15/42	10,640	11,052
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.000%	2/15/43	3,540	3,684

New York State Environmental Facilities
Corp. Revenue (State Revolving Funds)	5.000%	11/15/38	9,715	10,313
San Antonio TX Water Revenue	5.000%	5/15/40	17,880	18,845
San Diego CA Community College District
GO	5.000%	8/1/43	23,825	25,160
St. Louis MO Metropolitan Sewer District
Wastewater System Revenue	5.000%	5/1/42	17,955	19,105
University of California Revenue	5.000%	5/15/36	5,430	5,804
University of California Revenue	5.000%	5/15/39	10,720	11,362
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	5,060	5,323
University of Virginia Revenue	5.000%	6/1/43	10,590	11,382
University of Washington Revenue	5.000%	7/1/41	17,940	18,953
Washington GO	5.000%	8/1/37	20,051	21,323
Washington GO	5.000%	8/1/38	21,310	22,591
Total Tax-Exempt Municipal Bonds (Cost $456,023)				465,465
			Shares
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
9 Lehman Brothers Holdings Inc. Pfd.
(Cost $29,160)	7.250%		29,160	—
Common Stocks (0.0%)
Health Care (0.0%)
HealthSouth Corp. (Cost $—)			5,306	186
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
17 Vanguard Market Liquidity Fund
(Cost $1,279,102)	0.120%	1,279,102,111		1,279,102
			Contracts[18]
		Expiration Date	(000)
Swaption Contracts Purchased (0.0%)
Put Swaption Contracts (0.0%)
Pay a fixed rate of 3.875% and receive a floating rate
based on a 3-month LIBOR. Counterparty is
Morgan Stanley.		2/3/14	46,000	237
Pay a fixed rate of 4.140% and receive a floating rate
based on a 3-month LIBOR. Counterparty is
Wells Fargo.		2/26/14	32,300	88
Pay a fixed rate of 3.253% and receive a floating rate
based on a 3-month LIBOR. Counterparty is
Goldman Sachs.		2/3/14	24,800	83
Pay a fixed rate of 4.085% and receive a floating rate
based on a 3-month LIBOR. Counterparty is
Morgan Stanley.		2/20/14	25,100	77
Pay a fixed rate of 3.493% and receive a floating rate
based on a 3-month LIBOR. Counterparty is
Morgan Stanley.		2/20/14	14,400	32
Pay a fixed rate of 3.590% and receive a floating rate
based on a 3-month LIBOR. Counterparty is
Wells Fargo.		2/24/14	14,400	27
Total Swaption Contracts Purchased (Cost $3,334)				544

Total Investments (100.2%) (Cost $45,844,997)			46,196,879
Liability for Swaption Contracts Written (-0.0%)
Put Swaption Contracts
Receive a fixed rate of 4.625% and pay a floating rate
based on a 3-month LIBOR. Counterparty is Morgan
Stanley.	2/3/14	46,000	(7)
Receive a fixed rate of 4.003% and pay a floating rate
based on a 3-month LIBOR. Counterparty is Goldman
Sachs.	2/3/14	24,800	(6)
Receive a fixed rate of 4.890% and pay a floating rate
based on a 3-month LIBOR. Counterparty is Wells
Fargo.	2/24/14	32,300	(4)
Receive a fixed rate of 4.245% and pay a floating rate
based on a 3-month LIBOR. Counterparty is Morgan
Stanley.	2/20/14	14,400	(3)
Receive a fixed rate of 4.835% and pay a floating rate
based on a 3-month LIBOR. Counterparty is Morgan
Stanley.	2/20/14	25,100	(3)
Receive a fixed rate of 4.340% and pay a floating rate
based on a 3-month LIBOR. Counterparty is Wells
Fargo.	2/26/14	14,400	(3)
Total Liability for Swaption Contracts Written (Premiums received $709)			(26)
Other Assets and Liabilities-Net (-0.2%)			(70,322)
Net Assets (100%)			46,126,531

1 Securities with a value of $47,000,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $4,581,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $1,222,000 have been segregated as collateral for open swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $5,222,663,000, representing 11.3% of net assets.
8 Security made only partial principal and or interest payments during the period ended October 31, 2013.
9 Non-income-producing security--security in default.
10 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
11 Guaranteed by the Government of Japan.
12 Guaranteed by multiple countries.
13 Guaranteed by the Federal Republic of Germany.
14 Guaranteed by the Republic of Austria.
15 Guaranteed by the State of Qatar.
16 Scheduled principal and interest payments are guaranteed by bank letter of credit.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
18 One contract represents a notional amount of $1.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
VRDO—Variable Rate Demand Obligation.

Short-Term Investment-Grade Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	3,912,005	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	8,964,643	—
Corporate Bonds	—	27,584,142	3
Sovereign Bonds	—	3,769,971	—
Taxable Municipal Bonds	—	220,818	—
Tax-Exempt Municipal Bonds	—	465,465	—
Convertible Preferred Stocks	—	—	—
Common Stocks	186	—	—
Temporary Cash Investments	1,279,102	—	—
Swaption Contracts Purchased	544	—	—
Swaption Contracts Written	(26)	—	—
Futures Contracts—Assets[1]	2,094	—	—
Futures Contracts—Liabilities[1]	(533)	—	—
Swap Contracts—Assets	92[1]	13,678	—
Swap Contracts—Liabilities	—	(6,778)	—
Total	1,281,459	44,923,944	3
1 Represents variation margin on the last day of the reporting period.

Short-Term Investment-Grade Fund

C. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate	Unrealized
		Number of Long	Settlement Value	Appreciation
Futures Contracts	Expiration	(Short Contracts)	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2013	(28,550)	(3,474,178)	(31,461)
2-Year U.S. Treasury Note	December 2013	10,330	2,276,958	5,268
10-Year U.S. Treasury Note	December 2013	(4,603)	(586,235)	(2,206)
30-Year U.S. Treasury Bond	December 2013	(2,581)	(347,951)	(6,011)
Ultra Long U.S. Treasury Bond	December 2013	(573)	(82,566)	196

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap and Swaption Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms

Short-Term Investment-Grade Fund

of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

A swaption contract is an option to enter into a swap contract. Swaptions can be used to attain a desired interest rate exposure. The fund has purchased put swaptions whereby the fund has bought the right to enter into an interest rate swap, paying a fixed rate and receiving a floating rate. The fund has also written put swaptions whereby the fund has granted a counterparty the right to enter into an interest rate swap, with the fund paying a floating rate and receiving a fixed rate.

The notional amounts of swap contracts are not recorded in the Schedule of Investment. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset that is subsequently adjusted daily to the current market value of the swaption purchased. The premium received for a written swaption is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the swaption written. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. The primary risk associated with purchasing swaptions is that interest rates move such that the option is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing swaptions is that interest rates move such that the option is in-the-money, the counterparty exercises the swaption and the fund loses an amount equal to the market value of the swaption less the premium received. A risk associated with all types of swaps and swaptions is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap or swaption contract. The fund mitigates its counterparty risk by only entering into swaps and swaptions with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap or swaption contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap and swaption contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund's if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Short-Term Investment-Grade Fund

The fund may enter into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At October 31, 2013, the fund had the following open swap contracts:

Credit Default Swaps
				Remaining
				Up-Front
				Premium	Periodic	Unrealized
			Notional	Received	Premium	Appreciation
	Termination		Amount	(Paid)	Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(Paid) (%)	($000)
Credit Protection Sold/Moody’s Rating
Altria Group Inc./Baa1	12/20/16	JPMC	9,740	47	1.000	266
Altria Group Inc./Baa1	12/20/16	BOANA	9,740	55	1.000	275
Altria Group Inc./Baa1	12/20/18	MSCS	20,000	(465)	1.000	14
AT&T Inc./A3	12/20/18	DBAG	20,000	(215)	1.000	54
Bank of America Corp./Baa2	12/20/17	MSCS	16,900	521	1.000	641
BHP Billiton Finance Ltd./A1	12/20/18	DBAG	20,000	(265)	1.000	24
Boeing Co./A2	9/20/18	GSCM	4,885	(87)	1.000	57
BP plc/A2	12/20/18	DBAG	20,000	(295)	1.000	64
British Sky Broadcasting GRP
plc/Baa1	12/20/18	BARC	20,000	(385)	1.000	25
Cisco Systems Inc./A1	6/20/17	BOANA	24,375	(171)	1.000	473
Danaher Corp./A2	12/20/18	MSCS	20,000	(608)	1.000	(43)
Deere & Co./A2	12/20/18	DBAG	20,000	(659)	1.000	—
Energy Transfer Partners LP/Baa3	6/20/17	BOANA	14,630	619	1.000	778
Energy Transfer Partners LP/Baa3	9/20/18	JPMC	8,310	34	1.000	31
Energy Transfer Partners LP/Baa3	9/20/18	JPMC	7,820	32	1.000	29
Federation of Malaysia/A3	12/20/18	BARC	24,400	262	1.000	222
Ford Motor Company/Baa3	12/20/18	JPMC	20,000	(3,600)	5.000	85
Goldman Sachs Group Inc./A3	12/20/17	MSCS	9,760	322	1.000	335
Hartford Financial Services Group
Inc./Baa3	3/20/18	GSCM	9,750	21	1.000	118
Kinder Morgan Energy Partners
LP/Baa2	6/20/18	CSFBI	10,300	(134)	1.000	(14)
Kinder Morgan Energy Partners
LP/Baa2	9/20/18	CSFBI	8,310	(46)	1.000	36

Short-Term Investment-Grade Fund

Kingdom of Belgium/Aa3	9/20/17	RBS	3,800	138	1.000	234
Kohls Corp./Baa1	6/20/18	JPMC	5,380	101	1.000	71
Kohls Corp./Baa1	9/20/18	BOANA	5,380	98	1.000	41
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	3,900	(42)	1.000	61
National Rural Utilities
Cooperative Finance Corp./A2	12/20/17	CSFBI	19,520	(223)	1.000	295
Republic of Chile/Aa3	12/20/18	BARC	12,800	(66)	1.000	39
Republic of Indonesia/Baa3	12/20/18	DBAG	7,000	439	1.000	123
Rio Tinto Ltd./A3	12/20/18	DBAG	20,000	106	1.000	122
Royal Bank of Scotland plc/A3	3/20/17	GSCM	9,750	(108)	3.000	561
Royal Bank of Scotland plc/A3	12/20/18	BOANA	19,540	441	1.000	81
TJX Cos Inc./A3	12/20/18	MSCS	20,000	(638)	1.000	(16)
United Parcel Service Inc./Aa3	12/20/18	BNPSW	20,000	(751)	1.000	34
Vodafone Group plc/A3	12/20/18	BARC	20,000	(345)	1.000	20
Wal-Mart Stores Inc./Aa2	12/20/18	MSCS	20,000	(741)	1.000	16
Wesfarmers Ltd./A3	12/20/18	DBAG	20,000	(275)	1.000	4
			525,990			5,156

Credit Protection Purchased
Aetna Inc.	12/20/18	JPMC	16,475	484	(1.000)	(66)
Baker Hughes Inc.	12/20/18	MSCS	16,475	276	(1.000)	(142)
Bank of America Corp.	12/20/14	DBAG	6,700	(18)	(1.000)	(77)
Bank of America Corp.	12/20/14	BARC	6,700	(17)	(1.000)	(75)
Bank of America Corp.	12/20/14	BARC	9,700	(22)	(1.000)	(106)
Citigroup Inc.	6/20/14	BOANA	34,200	(205)	(5.000)	(1,280)
Computer Sciences Corp.	9/20/15	MSCS	7,315	525	(5.000)	(147)
Computer Sciences Corp.	9/20/15	BARC	7,315	522	(5.000)	(150)
Dow Chemical Company	12/20/18	GSCM	16,475	80	(1.000)	(68)
El Du Pont De Nemours & Co.	9/20/18	GSCM	5,200	126	(1.000)	(4)
El Du Pont De Nemours & Co.	9/20/18	BARC	5,200	123	(1.000)	(7)
El Du Pont De Nemours & Co.	9/20/18	DBAG	5,200	123	(1.000)	(7)
El Du Pont De Nemours & Co.	9/20/18	CSFBI	6,865	171	(1.000)	--
El Du Pont De Nemours & Co.	9/20/18	BNPSW	5,200	123	(1.000)	(7)
Encana Corp.	12/20/18	CSFBI	16,475	(276)	(1.000)	(181)
Expedia Inc.	12/20/18	MSCS	16,475	(640)	(1.000)	(217)
Federal Express Corp.	12/20/18	GSCM	21,640	342	(1.000)	(44)
Federative Republic of Brazil	12/20/15	BOANA	3,500	(19)	(1.000)	(25)
Halliburton Company	12/20/18	BOANA	16,475	492	(1.000)	(83)
Heineken NV	12/20/18	GSCM	16,475	251	(1.000)	(88)
Hillshire Brands Co.	12/20/18	BOANA	16,475	(48)	(1.000)	(45)

Short-Term Investment-Grade Fund

Home Depot Inc.	12/20/18	GSCM	16,475	517	(1.000)	(72)
Merrill Lynch & Co. Inc.	12/20/17	MSCS	16,900	(477)	(1.000)	(645)
Morgan Stanley	9/20/15	BARC	11,000	(229)	(1.000)	(338)
Norfolk Southern Corp.	12/20/18	GSCM	16,475	560	(1.000)	(80)
Orange SA	12/20/18	BOANA	16,475	(20)	(1.000)	(103)
Plains All American Pipeline LP	3/20/18	CSFBI	19,520	33	(1.000)	(368)
Plains All American Pipeline LP	6/20/18	CSFBI	9,790	31	(1.000)	(158)
PPG Industries Inc.	3/20/18	GSCM	24,400	353	(1.000)	(339)
Republic of Austria	9/20/17	BNPSW	3,800	(115)	(1.000)	(239)
Republic of Korea	9/20/18	JPMC	7,800	69	(1.000)	(94)
Republic of Turkey	12/20/18	JPMC	17,100	(669)	(1.000)	10
Russian Federation	9/20/18	JPMC	19,500	(721)	(1.000)	(239)
Safeway Inc.	12/20/18	CSFBI	16,475	(1,085)	(1.000)	147
Sherwin-Williams Company	12/20/18	JPMC	16,475	251	(1.000)	(103)
Skandinaviska Enskilda Banken
AB	6/20/18	BOANA	11,160	36	(1.000)	(111)
Time Warner Cable Inc.	12/20/18	DBAG	16,475	(962)	(1.000)	(173)
Toyota Mortor Corp.	12/20/18	BOANA	16,475	392	(1.000)	(186)
United Mexican States	12/20/15	BOANA	3,500	(23)	(1.000)	(63)
United Mexican States	12/20/18	DBAG	4,900	(31)	(1.000)	(24)
United Mexican States	12/20/18	GSCM	21,400	(73)	(1.000)	(44)
Valero Energy Corp.	12/20/18	DBAG	16,475	(295)	(1.000)	(274)
Walt Disney Company	12/20/18	GSCM	16,475	628	(1.000)	(77)
Wells Fargo	3/20/15	GSCM	10,660	(25)	(1.000)	(156)
			586,240			(6,548)
						(1,392)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
MSCS—Morgan Stanley Capital Services Inc.
RBS —The Royal Bank of Scotland plc.

Centrally Cleared Interest Rate Swaps

Short-Term Investment-Grade Fund

		Fixed
		Interest Rate		Unrealized
	Notional	Received	Floating Interest	Appreciation
Termination	Amount	(Paid)	Rate Received	(Depreciation)
Date	($000)	(%)	(Paid) (%)	($000)
3/15/15	25,000	0.326	(0.174)[3]	29
6/15/15	120,000	0.444	(0.174)[3]	432
2/15/16	150,000	0.700	(0.174)[3]	1,187
3/15/16	150,000	0.579	(0.174)[3]	472
				2,120

Over-the-Counter Interest Rate Swaps

				Floating Interest	Unrealized
		Notional	Fixed Interest	Rate Received	Appreciation
Termination		Amount	Rate Received	(Paid)	(Depreciation)
Date	Counterparty[1]	($000)	(Paid) (%)	(%)	($000)
12/1/13	GSCM	128,237	2.584	(0.260) 2	246
12/1/13	WFC	99,257	2.582	(0.260) 2	191
3/2/14	WFC	95,000	0.404	(0.179) 3	72
3/5/14	CSFBI	95,000	0.408	(0.174) 3	75
3/15/14	WFC	9,750	0.519	(0.254) 2	10
10/14/14	WFC	21,100	1.861	(0.244) 2	316
2/7/15	BARC	150,000	0.335	(0.174) 3	183
4/1/15	BNPSW	5,855	0.407	(0.248) 2	6
8/7/15	CSFBI	100,000	0.414	(0.174) 3	197
11/7/15	BOANA	155,000	0.375	(0.174) 3	90
11/7/15	BOANA	195,000	0.374	(0.174) 3	108
6/1/16	GSCM	125	0.555	(0.260) 2	—
6/1/16	WFC	9,500	2.910	(0.260) 2	576
6/1/16	WFC	6,075	0.566	(0.260) 2	2
11/7/17	BOANA	163,000	(0.716)	0.174 3	1,771
11/7/17	BOANA	162,000	(0.723)	0.174 3	1,720
2/7/18	BARC	150,000	(0.957)	0.174 3	834
2/7/19	WFC	150,000	(1.220)	0.174 3	1,895
					8,292

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
MSCS—Morgan Stanley Capital Services Inc.
WFC—Wells Fargo Bank N.A.
2 Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date.

Short-Term Investment-Grade Fund

At October 31, 2013, counterparties had deposited in segregated accounts securities and cash with a value of $17,961,000 in connection with open swap contracts.

E. At October 31, 2013, the cost of investment securities for tax purposes was $45,859,438,000. Net unrealized appreciation of investment securities for tax purposes was $337,441,000, consisting of unrealized gains of $590,030,000 on securities that had risen in value since their purchase and $252,589,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Federal Fund

Schedule of Investments
As of October 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (96.8%)
U.S. Government Securities (20.6%)
	United States Treasury Note/Bond	0.250%	9/30/14	33,750	33,787
	United States Treasury Note/Bond	0.250%	1/31/15	75,250	75,321
1	United States Treasury Note/Bond	0.375%	3/15/15	265,250	265,831
	United States Treasury Note/Bond	0.375%	4/15/15	28,543	28,605
	United States Treasury Note/Bond	4.125%	5/15/15	11,750	12,449
	United States Treasury Note/Bond	0.250%	8/15/15	33,920	33,904
	United States Treasury Note/Bond	0.250%	10/31/15	111,500	111,361
	United States Treasury Note/Bond	0.375%	3/15/16	9,500	9,493
	United States Treasury Note/Bond	2.250%	3/31/16	17,618	18,403
	United States Treasury Note/Bond	1.750%	5/31/16	3,775	3,899
	United States Treasury Note/Bond	0.625%	10/15/16	400,250	400,874
1	United States Treasury Note/Bond	0.875%	4/30/17	29,424	29,502
	United States Treasury Note/Bond	0.625%	5/31/17	3,305	3,281
	United States Treasury Note/Bond	0.750%	3/31/18	5,600	5,505
	United States Treasury Note/Bond	0.625%	4/30/18	73,953	72,219
					1,104,434
Agency Bonds and Notes (66.2%)
2	Federal Home Loan Banks	0.875%	12/27/13	50,000	50,057
2	Federal Home Loan Banks	2.750%	12/12/14	14,000	14,398
2	Federal Home Loan Banks	0.250%	1/16/15	77,925	77,960
2	Federal Home Loan Banks	0.250%	2/20/15	5,000	5,002
2	Federal Home Loan Banks	2.750%	3/13/15	70,000	72,266
2	Federal Home Loan Banks	0.375%	8/28/15	39,000	39,030
2	Federal Home Loan Banks	1.750%	9/11/15	21,000	21,528
2	Federal Home Loan Banks	2.875%	9/11/15	24,000	25,122
3	Federal Home Loan Mortgage Corp.	1.000%	7/30/14	1,750	1,761
3	Federal Home Loan Mortgage Corp.	1.000%	8/27/14	79,500	80,053
3	Federal Home Loan Mortgage Corp.	0.750%	11/25/14	29,250	29,424
3	Federal Home Loan Mortgage Corp.	0.625%	12/29/14	154,825	155,601
[3,4] Federal Home Loan Mortgage Corp.		0.420%	6/19/15	95,705	95,736
[3,4] Federal Home Loan Mortgage Corp.		0.500%	9/14/15	68,700	68,708
[3,4] Federal Home Loan Mortgage Corp.		0.500%	9/25/15	35,075	35,164
[3,4] Federal Home Loan Mortgage Corp.		1.000%	3/14/16	31,025	31,112
[3,4] Federal Home Loan Mortgage Corp.		0.700%	9/27/16	25,000	24,956
3	Federal Home Loan Mortgage Corp.	0.875%	10/14/16	170,900	172,014
3	Federal Home Loan Mortgage Corp.	1.000%	3/8/17	99,500	100,053
3	Federal Home Loan Mortgage Corp.	1.000%	6/29/17	47,000	47,048
3	Federal Home Loan Mortgage Corp.	0.750%	1/12/18	98,500	96,526
[3,4] Federal Home Loan Mortgage Corp.		1.200%	3/20/18	67,000	66,272
[3,4] Federal Home Loan Mortgage Corp.		1.050%	4/25/18	57,000	55,854
3	Federal Home Loan Mortgage Corp.	1.375%	5/1/20	22,000	21,008
3	Federal National Mortgage Assn.	0.375%	3/16/15	100,000	100,181
[3,4] Federal National Mortgage Assn.		0.375%	3/25/15	39,000	39,012
3	Federal National Mortgage Assn.	0.500%	7/2/15	60,100	60,287
3	Federal National Mortgage Assn.	0.500%	9/28/15	235,750	236,410
3	Federal National Mortgage Assn.	1.625%	10/26/15	183,750	188,298
[3,4] Federal National Mortgage Assn.		0.500%	1/29/16	46,000	46,016

[3,4] Federal National Mortgage Assn.		0.550%	2/12/16	50,000	50,006
3	Federal National Mortgage Assn.	0.500%	3/30/16	166,000	166,028
3	Federal National Mortgage Assn.	2.375%	4/11/16	85,250	89,102
[3,4] Federal National Mortgage Assn.		0.750%	9/13/16	10,000	10,003
[3,4] Federal National Mortgage Assn.		0.750%	9/27/16	82,600	82,575
[3,4] Federal National Mortgage Assn.		0.625%	10/25/16	100,000	99,509
3	Federal National Mortgage Assn.	1.250%	1/30/17	202,250	205,411
[3,4] Federal National Mortgage Assn.		1.000%	2/13/17	73,445	73,462
3	Federal National Mortgage Assn.	5.000%	2/13/17	37,750	42,888
[3,4] Federal National Mortgage Assn.		1.000%	3/20/17	57,000	57,009
[3,4] Federal National Mortgage Assn.		1.000%	8/14/17	35,000	34,740
[3,4] Federal National Mortgage Assn.		1.070%	9/27/17	27,000	26,819
3	Federal National Mortgage Assn.	0.875%	10/26/17	35,000	34,678
[3,4] Federal National Mortgage Assn.		1.000%	11/28/17	20,500	20,328
[3,4] Federal National Mortgage Assn.		1.200%	2/22/18	24,750	24,512
[3,4] Federal National Mortgage Assn.		1.150%	2/28/18	80,000	79,004
[3,4] Federal National Mortgage Assn.		1.200%	2/28/18	33,000	32,673
[3,4] Federal National Mortgage Assn.		1.200%	2/28/18	50,000	49,504
[3,4] Federal National Mortgage Assn.		1.000%	4/30/18	2,128	2,081
[3,4] Federal National Mortgage Assn.		1.030%	5/21/18	40,000	39,100
[3,4] Federal National Mortgage Assn.		1.250%	9/27/18	10,000	9,846
3	Federal National Mortgage Assn.	1.625%	11/27/18	152,750	153,149
3	Federal National Mortgage Assn.	0.000%	10/9/19	130,000	111,280
					3,550,564
Conventional Mortgage-Backed Securities (10.0%)
3,4,5Fannie Mae Pool		2.000%	11/1/28	18,500	18,136
3,4,5Fannie Mae Pool		2.500%	1/1/28–11/1/28	67,527	68,349
3,4,5Fannie Mae Pool		3.000%	12/1/20–11/1/28	73,707	76,547
3,4,5Fannie Mae Pool		3.500%	8/1/24–11/1/28	55,722	58,961
3,4,5Fannie Mae Pool		4.000%	5/1/14–11/1/28	47,934	50,984
3,4 Fannie Mae Pool		4.500%	7/1/14–10/1/25	31,054	33,045
3,4,5Fannie Mae Pool		5.000%	5/1/14–10/1/28	18,992	20,148
[3,4] Fannie Mae Pool		5.500%	12/1/13–1/1/25	7,379	7,771
[3,4] Fannie Mae Pool		6.000%	4/1/14–5/1/24	1,299	1,371
[3,4] Fannie Mae Pool		6.500%	8/1/16–9/1/16	2,152	2,276
[3,4] Fannie Mae Pool		7.500%	3/1/15–8/1/15	30	32
[3,4] Fannie Mae Pool		8.000%	10/1/14–9/1/15	237	243
3,4,5Freddie Mac Gold Pool		2.000%	6/1/28–11/1/28	10,963	10,747
[3,4] Freddie Mac Gold Pool		2.500%	6/1/22–8/1/28	44,320	44,840
3,4,5Freddie Mac Gold Pool		3.000%	11/1/28	45,000	46,617
3,4,5Freddie Mac Gold Pool		3.500%	6/1/21–11/1/28	34,451	36,266
[3,4] Freddie Mac Gold Pool		4.000%	1/1/15–9/1/26	26,404	27,952
[3,4] Freddie Mac Gold Pool		4.500%	5/1/18–9/1/26	18,271	19,298
[3,4] Freddie Mac Gold Pool		5.000%	4/1/14–6/1/25	10,871	11,596
[3,4] Freddie Mac Gold Pool		5.500%	12/1/13–9/1/21	423	444
[3,4] Freddie Mac Gold Pool		6.000%	10/1/18	146	151
					535,774
Total U.S. Government and Agency Obligations (Cost $5,186,544)					5,190,772

Temporary Cash Investment (1.0%)
			Market
			Value
	Coupon	Shares	($000)
Money Market Fund (1.0%)
6 Vanguard Market Liquidity Fund (Cost $55,566)
	0.120%	55,566,102	55,566

Total Investments (97.8%) (Cost $5,242,110)			5,246,338
Other Assets and Liabilities-Net (2.2%)			116,523
Net Assets (100%)			5,362,861

1 Securities with a value of $5,514,000 have been segregated as initial margin for open futures contracts.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2013.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to

Short-Term Federal Fund

cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,190,772	—
Temporary Cash Investments	55,566	—	—
Futures Contracts—Assets[1]	285	—	—
Futures Contracts—Liabilities[1]	(72)	—	—
Total	55,779	5,190,772	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Short-Term Federal Fund

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2013	2,872	633,052	1,986
5-Year U.S. Treasury Note	December 2013	(3,564)	(433,694)	(3,912)
10-Year U.S. Treasury Note	December 2013	(640)	(81,510)	(380)
30-Year U.S. Treasury Note	December 2013	(36)	(4,853)	(46)
Ultra Long U.S. Treasury Bond	December 2013	1	144	3

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At October 31, 2013, the cost of investment securities for tax purposes was $5,242,537,000. Net unrealized appreciation of investment securities for tax purposes was $3,801,000, consisting of unrealized gains of $15,964,000 on securities that had risen in value since their purchase and $12,163,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Treasury Fund

Schedule of Investments
As of October 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.1%)
U.S. Government Securities (98.1%)
United States Treasury Note/Bond	1.750%	5/15/23	70,000	65,341
United States Treasury Note/Bond	7.500%	11/15/24	3,600	5,280
1 United States Treasury Note/Bond	6.000%	2/15/26	62,900	83,618
United States Treasury Note/Bond	6.375%	8/15/27	19,100	26,453
United States Treasury Note/Bond	6.125%	11/15/27	2,500	3,395
United States Treasury Note/Bond	5.500%	8/15/28	9,000	11,593
United States Treasury Note/Bond	5.250%	11/15/28	51,250	64,511
United States Treasury Note/Bond	5.250%	2/15/29	112,200	141,214
United States Treasury Note/Bond	6.125%	8/15/29	10,000	13,741
United States Treasury Note/Bond	5.375%	2/15/31	111,500	143,260
United States Treasury Note/Bond	4.500%	2/15/36	52,900	61,711
United States Treasury Note/Bond	3.500%	2/15/39	154,000	152,773
United States Treasury Note/Bond	4.250%	5/15/39	61,200	68,678
United States Treasury Note/Bond	4.375%	11/15/39	148,600	170,007
United States Treasury Note/Bond	4.625%	2/15/40	81,850	97,261
United States Treasury Note/Bond	4.375%	5/15/40	162,500	185,833
United States Treasury Note/Bond	3.875%	8/15/40	253,000	266,558
United States Treasury Note/Bond	4.250%	11/15/40	43,500	48,740
United States Treasury Note/Bond	3.750%	8/15/41	80,000	82,187
United States Treasury Note/Bond	3.125%	11/15/41	37,250	33,962
United States Treasury Note/Bond	3.125%	2/15/42	125,000	113,789
United States Treasury Note/Bond	3.000%	5/15/42	108,700	96,335
United States Treasury Note/Bond	2.750%	8/15/42	190,850	159,986
United States Treasury Note/Bond	2.750%	11/15/42	322,700	270,009
United States Treasury Note/Bond	3.125%	2/15/43	136,000	123,122
United States Treasury Note/Bond	2.875%	5/15/43	132,697	113,788
				2,603,145
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool	6.000%	2/1/26–11/1/28	42	46
				46
Total U.S. Government and Agency Obligations (Cost $2,559,736)				2,603,191
Temporary Cash Investment (1.3%)
				Market
				Value
	Coupon		Shares	($000)
Money Market Fund (1.3%)
4 Vanguard Market Liquidity Fund (Cost
$33,228)	0.120%		33,227,851	33,228

Total Investments (99.4%) (Cost $2,592,964)				2,636,419
Other Assets and Liabilities-Net (0.6%)				16,933
Net Assets (100%)				2,653,352

1 Securities with a value of $658,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest ates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine he fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

Long-Term Treasury Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,603,191	—
Temporary Cash Investments	33,228	—	—
Futures Contracts—Assets[1]	47	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	33,271	2,603,191	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2013	(257)	(31,274)	(58)
Ultra Treasury Bond	December 2013	60	8,646	(34)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At October 31, 2013, the cost of investment securities for tax purposes was $2,594,776,000. Net unrealized appreciation of investment securities for tax purposes was $41,643,000, consisting of unrealized gains of $144,365,000 on securities that had risen in value since their purchase and $102,722,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of October 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.7%)
U.S. Government Securities (99.7%)
	United States Treasury Note/Bond	0.250%	10/31/14	62,000	62,078
	United States Treasury Note/Bond	0.375%	11/15/14	100,000	100,234
	United States Treasury Note/Bond	4.250%	11/15/14	62,000	64,625
	United States Treasury Note/Bond	2.125%	11/30/14	33,000	33,696
	United States Treasury Note/Bond	0.250%	1/15/15	10,000	10,009
	United States Treasury Note/Bond	0.250%	1/31/15	80,000	80,075
1	United States Treasury Note/Bond	2.250%	1/31/15	265,000	271,832
	United States Treasury Note/Bond	0.250%	2/15/15	100,000	100,062
	United States Treasury Note/Bond	4.000%	2/15/15	35,000	36,706
	United States Treasury Note/Bond	0.250%	2/28/15	225,000	225,139
	United States Treasury Note/Bond	2.375%	2/28/15	93,000	95,659
	United States Treasury Note/Bond	0.375%	4/15/15	414,000	414,907
	United States Treasury Note/Bond	0.125%	4/30/15	110,000	109,845
	United States Treasury Note/Bond	2.500%	4/30/15	20,000	20,681
	United States Treasury Note/Bond	0.250%	5/15/15	110,000	110,034
	United States Treasury Note/Bond	4.125%	5/15/15	163,000	172,703
	United States Treasury Note/Bond	2.125%	5/31/15	80,000	82,362
	United States Treasury Note/Bond	0.375%	6/15/15	131,000	131,266
	United States Treasury Note/Bond	0.250%	7/31/15	150,000	149,976
	United States Treasury Note/Bond	1.750%	7/31/15	60,000	61,547
	United States Treasury Note/Bond	4.250%	8/15/15	15,000	16,064
	United States Treasury Note/Bond	0.375%	8/31/15	100,000	100,172
	United States Treasury Note/Bond	1.250%	8/31/15	171,000	174,020
	United States Treasury Note/Bond	0.250%	9/30/15	160,000	159,850
	United States Treasury Note/Bond	1.250%	9/30/15	27,000	27,489
	United States Treasury Note/Bond	0.250%	10/15/15	48,000	47,948
	United States Treasury Note/Bond	1.250%	10/31/15	257,000	261,778
	United States Treasury Note/Bond	1.375%	11/30/15	12,000	12,259
	United States Treasury Note/Bond	2.125%	12/31/15	25,000	25,961
	United States Treasury Note/Bond	2.000%	1/31/16	222,000	230,116
	United States Treasury Note/Bond	4.500%	2/15/16	106,000	115,987
	United States Treasury Note/Bond	2.125%	2/29/16	137,000	142,544
	United States Treasury Note/Bond	2.625%	2/29/16	112,000	117,811
	United States Treasury Note/Bond	0.250%	4/15/16	83,000	82,650
	United States Treasury Note/Bond	2.000%	4/30/16	132,000	137,115
	United States Treasury Note/Bond	2.625%	4/30/16	67,000	70,643
	United States Treasury Note/Bond	0.250%	5/15/16	139,000	138,348
	United States Treasury Note/Bond	0.500%	6/15/16	130,000	130,081
	United States Treasury Note/Bond	1.500%	6/30/16	16,000	16,428
	United States Treasury Note/Bond	3.250%	6/30/16	25,000	26,832
	United States Treasury Note/Bond	0.625%	7/15/16	100,000	100,328
	United States Treasury Note/Bond	1.500%	7/31/16	20,000	20,538
	United States Treasury Note/Bond	0.625%	8/15/16	86,000	86,242
	United States Treasury Note/Bond	4.875%	8/15/16	30,000	33,623
	United States Treasury Note/Bond	1.000%	8/31/16	90,000	91,139
	United States Treasury Note/Bond	3.000%	8/31/16	51,000	54,506
	United States Treasury Note/Bond	0.875%	9/15/16	77,000	77,722
	United States Treasury Note/Bond	1.000%	9/30/16	52,000	52,650
	United States Treasury Note/Bond	3.000%	9/30/16	43,000	46,003

United States Treasury Note/Bond	0.625%	10/15/16	51,000	51,080
United States Treasury Note/Bond	1.000%	10/31/16	9,000	9,107
United States Treasury Note/Bond	7.500%	11/15/16	20,000	24,134
United States Treasury Note/Bond	0.875%	11/30/16	25,000	25,180
United States Treasury Note/Bond	0.875%	12/31/16	55,000	55,361
United States Treasury Note/Bond	0.875%	1/31/17	110,000	110,602
United States Treasury Note/Bond	1.000%	3/31/17	35,000	35,273
United States Treasury Note/Bond	3.250%	3/31/17	9,000	9,754
United States Treasury Note/Bond	0.875%	4/30/17	155,000	155,412
United States Treasury Note/Bond	0.625%	5/31/17	55,000	54,605
United States Treasury Note/Bond	2.500%	6/30/17	40,000	42,350
United States Treasury Note/Bond	0.500%	7/31/17	25,000	24,637
United States Treasury Note/Bond	2.375%	7/31/17	8,000	8,432
United States Treasury Note/Bond	1.875%	9/30/17	70,000	72,428
United States Treasury Note/Bond	0.750%	10/31/17	45,000	44,578
United States Treasury Note/Bond	0.625%	11/30/17	111,000	109,231
United States Treasury Note/Bond	0.750%	12/31/17	141,000	139,237
United States Treasury Note/Bond	0.875%	1/31/18	50,000	49,563
United States Treasury Note/Bond	0.625%	4/30/18	46,000	44,922
United States Treasury Note/Bond	1.000%	5/31/18	38,000	37,685
United States Treasury Note/Bond	1.375%	6/30/18	9,817	9,886
United States Treasury Note/Bond	2.375%	6/30/18	8,000	8,420
United States Treasury Note/Bond	1.375%	7/31/18	12,000	12,075
United States Treasury Note/Bond	2.250%	7/31/18	7,000	7,327
United States Treasury Note/Bond	1.500%	8/31/18	37,000	37,410
United States Treasury Note/Bond	1.250%	10/31/18	60,000	59,794
				6,168,766
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Fannie Mae Pool	7.000%	11/1/15–3/1/16	191	198
[2,3] Freddie Mac Gold Pool	6.000%	5/1/18–4/1/28	306	335
[2,3] Freddie Mac Gold Pool	7.000%	9/1/15–1/1/16	60	61
				594
Total U.S. Government and Agency Obligations (Cost $6,151,818)				6,169,360
Temporary Cash Investment (0.1%)
				Market
				Value
	Coupon		Shares	($000)
Money Market Fund (0.1%)
4 Vanguard Market Liquidity Fund (Cost
$4,729)	0.120%		4,729,129	4,729

Total Investments (99.8%) (Cost $6,156,547)				6,174,089
Other Assets and Liabilities-Net (0.2%)				10,361
Net Assets (100%)				6,184,450

1 Securities with a value of $739,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Short-Term Treasury Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

Short-Term Treasury Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	6,169,360	—
Temporary Cash Investments	4,729	—	—
Futures Contracts—Assets[1]	14	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	4,730	6,169,360	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2013	(599)	(72,891)	139
Ultra Long U.S. Treasury Bond	December 2013	139	20,029	(78)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At October 31, 2013, the cost of investment securities for tax purposes was $6,157,258,000. Net unrealized appreciation of investment securities for tax purposes was $16,831,000, consisting of unrealized gains of $22,612,000 on securities that had risen in value since their purchase and $5,781,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments
As of October 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (99.3%)
	United States Treasury Note/Bond	0.875%	1/31/17	87,000	87,476
	United States Treasury Note/Bond	3.125%	1/31/17	119,000	128,204
	United States Treasury Note/Bond	0.875%	2/28/17	31,000	31,140
	United States Treasury Note/Bond	3.000%	2/28/17	159,000	170,776
	United States Treasury Note/Bond	3.250%	3/31/17	80,000	86,700
	United States Treasury Note/Bond	0.625%	5/31/17	31,000	30,777
	United States Treasury Note/Bond	2.750%	5/31/17	199,000	212,494
	United States Treasury Note/Bond	2.500%	6/30/17	53,000	56,114
	United States Treasury Note/Bond	0.500%	7/31/17	26,000	25,622
	United States Treasury Note/Bond	2.375%	7/31/17	68,000	71,676
	United States Treasury Note/Bond	1.875%	8/31/17	172,000	178,073
	United States Treasury Note/Bond	0.625%	9/30/17	116,000	114,531
	United States Treasury Note/Bond	1.875%	9/30/17	231,000	239,013
	United States Treasury Note/Bond	0.750%	10/31/17	15,000	14,859
	United States Treasury Note/Bond	1.875%	10/31/17	140,000	144,857
	United States Treasury Note/Bond	0.750%	12/31/17	5,000	4,938
	United States Treasury Note/Bond	0.875%	1/31/18	56,000	55,510
	United States Treasury Note/Bond	2.625%	1/31/18	43,000	45,755
	United States Treasury Note/Bond	0.750%	2/28/18	82,000	80,770
	United States Treasury Note/Bond	0.750%	3/31/18	10,000	9,831
	United States Treasury Note/Bond	0.625%	4/30/18	42,000	41,016
	United States Treasury Note/Bond	1.000%	5/31/18	32,000	31,735
	United States Treasury Note/Bond	1.375%	6/30/18	8,838	8,900
	United States Treasury Note/Bond	2.375%	6/30/18	119,500	125,774
	United States Treasury Note/Bond	2.250%	7/31/18	329,000	344,371
	United States Treasury Note/Bond	1.500%	8/31/18	53,500	54,093
	United States Treasury Note/Bond	1.375%	9/30/18	279,000	280,002
	United States Treasury Note/Bond	1.250%	10/31/18	106,000	105,635
	United States Treasury Note/Bond	1.375%	11/30/18	70,000	70,120
	United States Treasury Note/Bond	1.375%	12/31/18	5,000	5,002
	United States Treasury Note/Bond	1.250%	1/31/19	61,000	60,543
	United States Treasury Note/Bond	1.375%	2/28/19	15,000	14,958
	United States Treasury Note/Bond	1.500%	3/31/19	96,000	96,165
	United States Treasury Note/Bond	1.250%	4/30/19	45,000	44,416
	United States Treasury Note/Bond	1.000%	6/30/19	20,000	19,391
	United States Treasury Note/Bond	0.875%	7/31/19	60,000	57,628
	United States Treasury Note/Bond	1.000%	8/31/19	24,000	23,167
	United States Treasury Note/Bond	1.000%	9/30/19	94,000	90,593
	United States Treasury Note/Bond	1.125%	12/31/19	111,000	107,097
	United States Treasury Note/Bond	1.250%	2/29/20	24,000	23,239
	United States Treasury Note/Bond	1.125%	3/31/20	26,000	24,919
	United States Treasury Note/Bond	1.125%	4/30/20	11,000	10,521
	United States Treasury Note/Bond	1.375%	5/31/20	8,000	7,761
	United States Treasury Note/Bond	1.875%	6/30/20	6,000	6,001
	United States Treasury Note/Bond	2.625%	8/15/20	98,500	103,256
	United States Treasury Note/Bond	2.125%	8/31/20	13,000	13,177
	United States Treasury Note/Bond	2.000%	9/30/20	3,500	3,514
1	United States Treasury Note/Bond	2.625%	11/15/20	669,000	698,998
	United States Treasury Note/Bond	2.125%	8/15/21	142,500	142,100

United States Treasury Note/Bond	2.000%	11/15/21	108,500	106,652
United States Treasury Note/Bond	2.000%	2/15/22	111,000	108,589
United States Treasury Note/Bond	1.750%	5/15/22	63,000	60,086
United States Treasury Note/Bond	1.625%	8/15/22	72,000	67,612
United States Treasury Note/Bond	1.625%	11/15/22	170,000	158,605
United States Treasury Note/Bond	2.000%	2/15/23	100,000	95,953
United States Treasury Note/Bond	1.750%	5/15/23	245,100	228,786
United States Treasury Note/Bond	2.500%	8/15/23	6,400	6,373
				5,235,864
Conventional Mortgage-Backed Securities (0.0%)
[2,3] Freddie Mac Gold Pool	7.000%	5/1/15–3/1/16	70	73
				73
Total U.S. Government and Agency Obligations (Cost $5,178,034)				5,235,937
Temporary Cash Investment (0.5%)
				Market
				Value
	Coupon		Shares	($000)
Money Market Fund (0.5%)

4 Vanguard Market Liquidity Fund (Cost $24,034)	0.120%		24,034,449	24,034

Total Investments (99.8%) (Cost $5,202,068)				5,259,971
Other Assets and Liabilities-Net (0.2%)				11,588
Net Assets (100%)				5,271,559

1 Securities with a value of $596,000 have been segregated as initial margin for open futures contracts.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

Intermediate-Term Treasury Fund

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,235,937	—
Temporary Cash Investments	24,034	—	—
Futures Contracts—Assets[1]	14	—	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	24,036	5,235,937	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Intermediate-Term Treasury Fund

imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	December 2013	(511)	(62,182)	119
Ultra Treasury Bond	December 2013	118	17,003	(66)
2-Year U.S. Treasury Note	December 2013	70	15,430	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At October 31, 2013, the cost of investment securities for tax purposes was $5,202,141,000. Net unrealized appreciation of investment securities for tax purposes was $57,830,000, consisting of unrealized gains of $103,247,000 on securities that had risen in value since their purchase and $45,417,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund

Schedule of Investments
As of October 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.1%)
U.S. Government Securities (1.1%)
	United States Treasury Note/Bond	2.250%	5/31/14	92,825	93,957
	United States Treasury Note/Bond	4.250%	8/15/15	75,000	80,320
Total U.S. Government and Agency Obligations (Cost $171,127)					174,277
Asset-Backed/Commercial Mortgage-Backed Security (0.2%)
	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc. (Cost $41,110)	5.500%	4/1/23	41,126	39,738
Corporate Bonds (92.3%)
Finance (16.2%)
	Banking (3.7%)
	Ally Financial Inc.	8.000%	3/15/20	75,950	90,381
	Ally Financial Inc.	7.500%	9/15/20	58,250	68,007
1	Barclays Bank plc	6.050%	12/4/17	143,492	161,358
	Barclays Bank plc	5.140%	10/14/20	39,235	41,852
1	Lloyds Bank plc	6.500%	9/14/20	28,730	32,179
	Royal Bank of Scotland Group plc	6.125%	12/15/22	113,600	117,880
	UBS AG	7.625%	8/17/22	80,150	91,347

	Finance Companies (10.0%)
2	Air Lease Corp.	5.625%	4/1/17	125,330	136,610
	Air Lease Corp.	4.750%	3/1/20	63,582	64,536
	CIT Group Inc.	4.250%	8/15/17	48,445	50,867
	CIT Group Inc.	5.250%	3/15/18	102,005	109,910
1	CIT Group Inc.	6.625%	4/1/18	120,655	136,943
1	CIT Group Inc.	5.500%	2/15/19	78,830	85,136
	CIT Group Inc.	5.375%	5/15/20	98,370	105,256
	CIT Group Inc.	5.000%	8/15/22	98,135	99,362
	Homer City Generation LP	8.734%	10/1/26	50,856	52,382
	International Lease Finance Corp.	5.750%	5/15/16	19,146	20,462
1	International Lease Finance Corp.	6.750%	9/1/16	32,895	36,637
	International Lease Finance Corp.	8.750%	3/15/17	38,820	45,614
	International Lease Finance Corp.	3.875%	4/15/18	42,475	42,581
1	International Lease Finance Corp.	7.125%	9/1/18	55,210	63,768
	International Lease Finance Corp.	5.875%	4/1/19	46,220	49,802
	International Lease Finance Corp.	6.250%	5/15/19	70,781	77,328
	International Lease Finance Corp.	8.250%	12/15/20	51,121	60,195
	International Lease Finance Corp.	4.625%	4/15/21	29,400	28,628
	International Lease Finance Corp.	8.625%	1/15/22	29,100	35,066
1	Provident Funding Associates LP / PFG
	Finance Corp.	6.750%	6/15/21	41,490	42,112
	SLM Corp.	6.250%	1/25/16	24,445	26,713
	SLM Corp.	6.000%	1/25/17	13,990	15,252
	SLM Corp.	8.450%	6/15/18	44,100	51,619
	SLM Corp.	5.500%	1/15/19	79,080	82,192
	SLM Corp.	8.000%	3/25/20	58,325	66,629
	SLM Corp.	7.250%	1/25/22	19,145	20,500
	SLM Corp.	5.500%	1/25/23	26,630	25,317

	Insurance (2.2%)
3	Hartford Financial Services Group Inc.	8.125%	6/15/38	94,960	111,103
3	ING US Inc.	5.650%	5/15/53	37,580	35,654
1	Liberty Mutual Group Inc.	7.800%	3/15/37	58,440	63,773
[1,3] MetLife Capital Trust IV		7.875%	12/15/67	46,910	53,946
[1,3] MetLife Capital Trust X		9.250%	4/8/68	33,000	42,653
	Provident Cos. Inc.	7.000%	7/15/18	26,000	30,151
	Unum Group	6.750%	12/15/28	16,145	18,199
	Unum Group	7.375%	6/15/32	6,295	6,626

	Real Estate Investment Trusts (0.3%)
	Felcor Lodging LP	5.625%	3/1/23	42,805	42,163
					2,638,689
Industrial (70.1%)
	Basic Industry (4.5%)
[2,4] Arch Coal Inc. Bank Loan		5.750%	5/16/18	67,343	65,238
	Ashland Inc.	3.875%	4/15/18	19,130	19,273
1	Axiall Corp.	4.875%	5/15/23	7,245	6,955
	Cascades Inc.	7.750%	12/15/17	32,145	33,592
	Cascades Inc.	7.875%	1/15/20	9,330	9,983
	Celanese US Holdings LLC	6.625%	10/15/18	11,265	12,166
	Celanese US Holdings LLC	5.875%	6/15/21	12,740	13,648
	Chemtura Corp.	5.750%	7/15/21	4,760	4,820
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.250%	12/15/17	18,500	19,471
	Cloud Peak Energy Resources LLC / Cloud
	Peak Energy Finance Corp.	8.500%	12/15/19	7,570	8,195
	CONSOL Energy Inc.	8.000%	4/1/17	14,945	15,842
	CONSOL Energy Inc.	8.250%	4/1/20	39,305	43,039
1	Eagle Spinco Inc.	4.625%	2/15/21	12,900	12,513
1	FMG Resources August 2006 Pty Ltd.	7.000%	11/1/15	49,525	51,382
1	FMG Resources August 2006 Pty Ltd.	6.375%	2/1/16	9,720	10,109
	Hexion US Finance Corp.	6.625%	4/15/20	68,400	69,597
1	INEOS Finance plc	8.375%	2/15/19	56,035	62,479
1	INEOS Finance plc	7.500%	5/1/20	53,610	58,703
	Novelis Inc.	8.375%	12/15/17	40,790	43,441
	Novelis Inc.	8.750%	12/15/20	48,570	54,034
	Peabody Energy Corp.	7.375%	11/1/16	69,675	78,471
	Peabody Energy Corp.	7.875%	11/1/26	36,300	37,253

	Capital Goods (7.8%)
1	Ardagh Packaging Finance plc	7.375%	10/15/17	42,300	45,525
1	Ardagh Packaging Finance plc	9.125%	10/15/20	24,775	26,447
1	Ardagh Packaging Finance plc / Ardagh MP
	Holdings USA Inc.	7.375%	10/15/17	3,290	3,533
1	Ashtead Capital Inc.	6.500%	7/15/22	12,305	13,228
	B/E Aerospace Inc.	6.875%	10/1/20	37,830	41,755
	B/E Aerospace Inc.	5.250%	4/1/22	104,885	107,769
	Ball Corp.	7.375%	9/1/19	4,890	5,293
1	Building Materials Corp. of America	6.875%	8/15/18	14,580	15,564
1	Building Materials Corp. of America	6.750%	5/1/21	50,565	54,610
	Case New Holland Inc.	7.875%	12/1/17	91,500	108,313
	Clean Harbors Inc.	5.250%	8/1/20	40,606	41,773
	Clean Harbors Inc.	5.125%	6/1/21	11,845	12,023
	CNH Capital LLC	3.875%	11/1/15	11,740	12,121
	CNH Capital LLC	6.250%	11/1/16	43,785	48,163
	CNH Capital LLC	3.625%	4/15/18	34,260	34,774

Crown Americas LLC / Crown Americas
Capital Corp. III	6.250%	2/1/21	38,900	41,526
1 Fibria Overseas Finance Ltd.	7.500%	5/4/20	17,161	18,877
1 Fibria Overseas Finance Ltd.	6.750%	3/3/21	10,200	11,168
HD Supply Inc.	8.125%	4/15/19	11,225	12,502
Huntington Ingalls Industries Inc.	6.875%	3/15/18	30,665	33,080
Huntington Ingalls Industries Inc.	7.125%	3/15/21	43,475	47,062
Masco Corp.	6.125%	10/3/16	17,785	19,822
Masco Corp.	5.850%	3/15/17	9,404	10,233
Masco Corp.	6.625%	4/15/18	3,895	4,299
Masco Corp.	7.125%	3/15/20	59,416	67,586
Masco Corp.	5.950%	3/15/22	24,000	25,440
Masco Corp.	7.750%	8/1/29	16,486	18,204
Masco Corp.	6.500%	8/15/32	5,880	5,836
Owens Corning	9.000%	6/15/19	39,840	49,202
Owens Corning	7.000%	12/1/36	5,380	5,856
Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	7.125%	4/15/19	63,750	68,053
TransDigm Inc.	5.500%	10/15/20	35,905	36,084
United Rentals North America Inc.	5.750%	7/15/18	15,155	16,254
United Rentals North America Inc.	7.375%	5/15/20	49,275	54,942
United Rentals North America Inc.	8.250%	2/1/21	3,585	4,055
United Rentals North America Inc.	7.625%	4/15/22	30,495	34,231
United Rentals North America Inc.	6.125%	6/15/23	12,545	12,890
Vulcan Materials Co.	6.400%	11/30/17	18,020	20,002
Vulcan Materials Co.	7.000%	6/15/18	56,250	64,125
Vulcan Materials Co.	7.500%	6/15/21	2,485	2,802
Vulcan Materials Co.	7.150%	11/30/37	7,270	7,234

Communication (21.8%)
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.250%	10/30/17	14,105	14,951
CCO Holdings LLC / CCO Holdings Capital
Corp.	7.000%	1/15/19	30,985	32,805
CCO Holdings LLC / CCO Holdings Capital
Corp.	8.125%	4/30/20	37,042	40,561
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.500%	4/30/21	18,025	18,791
CCO Holdings LLC / CCO Holdings Capital
Corp.	6.625%	1/31/22	18,700	19,355
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	12,845	12,042
CSC Holdings LLC	7.875%	2/15/18	27,180	31,325
CSC Holdings LLC	7.625%	7/15/18	79,045	91,198
CSC Holdings LLC	8.625%	2/15/19	10,520	12,414
CSC Holdings LLC	6.750%	11/15/21	10,914	11,924
DISH DBS Corp.	4.625%	7/15/17	9,730	10,107
DISH DBS Corp.	7.875%	9/1/19	11,685	13,598
DISH DBS Corp.	6.750%	6/1/21	133,715	144,579
DISH DBS Corp.	5.875%	7/15/22	65,390	67,025
DISH DBS Corp.	5.000%	3/15/23	20,135	19,279
1 eAccess Ltd.	8.250%	4/1/18	45,540	49,980
Embarq Corp.	7.995%	6/1/36	23,035	23,386
1 Gannett Co. Inc.	5.125%	10/15/19	16,530	17,026
1 Gannett Co. Inc.	5.125%	7/15/20	64,680	65,893
1 Gannett Co. Inc.	6.375%	10/15/23	48,800	51,240
Hughes Satellite Systems Corp.	6.500%	6/15/19	88,991	95,665

	IAC/InterActiveCorp	4.750%	12/15/22	22,085	21,036
1	Inmarsat Finance plc	7.375%	12/1/17	20,655	21,533
	Intelsat Jackson Holdings SA	7.250%	4/1/19	85,330	91,943
	Intelsat Jackson Holdings SA	8.500%	11/1/19	14,265	15,656
	Intelsat Jackson Holdings SA	7.250%	10/15/20	164,947	179,174
	Intelsat Jackson Holdings SA	7.500%	4/1/21	43,900	47,851
1	Intelsat Jackson Holdings SA	5.500%	8/1/23	58,000	56,115
	Lamar Media Corp.	5.875%	2/1/22	17,195	17,754
	Lamar Media Corp.	5.000%	5/1/23	36,840	35,274
[2,4] Level 3 Financing, Inc. Bank Loan		4.000%	1/15/20	40,855	41,038
	Liberty Interactive LLC	8.500%	7/15/29	31,878	34,110
	Liberty Interactive LLC	8.250%	2/1/30	97,840	104,444
	MetroPCS Wireless Inc.	7.875%	9/1/18	55,420	59,854
	MetroPCS Wireless Inc.	6.625%	11/15/20	75,800	80,348
	National CineMedia LLC	6.000%	4/15/22	32,455	33,753
1	NBCUniversal Enterprise Inc.	5.250%	12/19/49	62,790	62,162
	Nielsen Finance LLC / Nielsen Finance Co.	7.750%	10/15/18	48,300	52,526
	NII Capital Corp.	7.625%	4/1/21	19,915	11,750
	Quebecor Media Inc.	7.750%	3/15/16	26,840	27,310
	Quebecor Media Inc.	5.750%	1/15/23	84,210	81,153
	Qwest Corp.	6.875%	9/15/33	34,167	33,825
	SBA Communications Corp.	5.625%	10/1/19	37,650	38,732
	SBA Telecommunications Inc.	8.250%	8/15/19	15,173	16,463
	SBA Telecommunications Inc.	5.750%	7/15/20	15,106	15,710
1	Sirius XM Radio Inc.	4.250%	5/15/20	8,595	8,230
1	Sirius XM Radio Inc.	5.250%	8/15/22	39,841	40,439
1	Sirius XM Radio Inc.	4.625%	5/15/23	24,150	22,218
1	Softbank Corp.	4.500%	4/15/20	159,095	157,679
1	Sprint Corp.	7.250%	9/15/21	95,745	103,165
1	Sprint Corp.	7.875%	9/15/23	89,370	96,520
1	Sprint Nextel Corp.	9.000%	11/15/18	92,545	112,211
1	Sprint Nextel Corp.	7.000%	3/1/20	135,830	150,432
	Starz LLC / Starz Finance Corp.	5.000%	9/15/19	30,905	31,291
1	T-Mobile USA Inc.	5.250%	9/1/18	13,725	14,240
	T-Mobile USA Inc.	6.464%	4/28/19	41,835	44,345
	T-Mobile USA Inc.	6.633%	4/28/21	71,475	75,585
	T-Mobile USA Inc.	6.731%	4/28/22	51,165	54,107
	T-Mobile USA Inc.	6.836%	4/28/23	34,920	36,928
1	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	46,780	45,377
1	UPCB Finance III Ltd.	6.625%	7/1/20	83,121	88,430
1	UPCB Finance V Ltd.	7.250%	11/15/21	40,995	44,890
1	UPCB Finance VI Ltd.	6.875%	1/15/22	42,036	45,393
	Videotron Ltd.	9.125%	4/15/18	11,880	12,474
	Videotron Ltd.	5.000%	7/15/22	82,242	81,008
	Virgin Media Finance plc	8.375%	10/15/19	14,560	15,870
1	Virgin Media Secured Finance plc	5.375%	4/15/21	29,130	29,421
1	Wind Acquisition Finance SA	11.750%	7/15/17	70,775	75,287
	WINDSTREAM HOLDINGS INC.	7.875%	11/1/17	42,820	48,975
	Windstream Holdings Inc.	8.125%	9/1/18	22,355	24,199
	Zayo Group LLC / Zayo Capital Inc.	8.125%	1/1/20	20,870	22,905
	Zayo Group LLC / Zayo Capital Inc.	10.125%	7/1/20	35,970	41,635

	Consumer Cyclical (11.3%)
1	Activision Blizzard Inc.	5.625%	9/15/21	23,120	23,871
1	ADT Corp.	6.250%	10/15/21	59,125	61,490
	AMC Entertainment Inc.	8.750%	6/1/19	61,485	66,250

	AutoNation Inc.	5.500%	2/1/20	15,796	16,823
1	Carlson Wagonlit BV	6.875%	6/15/19	76,610	79,291
	Chrysler Group LLC / CG Co-Issuer Inc.	8.000%	6/15/19	5,250	5,814
	Cinemark USA Inc.	5.125%	12/15/22	6,030	5,879
1	Continental Rubber of America Corp.	4.500%	9/15/19	78,885	82,336
	Corrections Corp. of America	4.125%	4/1/20	39,805	38,909
	Corrections Corp. of America	4.625%	5/1/23	49,490	47,758
	Delphi Corp.	5.875%	5/15/19	34,727	37,071
	Delphi Corp.	6.125%	5/15/21	25,270	27,923
1	General Motors Co.	4.875%	10/2/23	16,585	16,792
1	General Motors Financial Co. Inc.	4.750%	8/15/17	97,350	103,434
1	General Motors Financial Co. Inc.	3.250%	5/15/18	13,040	13,040
	General Motors Financial Co. Inc.	6.750%	6/1/18	43,795	49,598
1	General Motors Financial Co. Inc.	4.250%	5/15/23	16,980	16,301
	Hanesbrands Inc.	6.375%	12/15/20	33,810	36,768
[2,4] Hilton Worldwide Finance LLC Bank Loan		4.000%	10/26/20	140,580	141,353
	Host Hotels & Resorts LP	5.875%	6/15/19	16,470	17,932
	L Brands Inc.	8.500%	6/15/19	4,860	5,820
	L Brands Inc.	7.000%	5/1/20	22,210	25,042
	L Brands Inc.	6.625%	4/1/21	42,435	46,679
	L Brands Inc.	5.625%	2/15/22	19,235	19,836
	Neiman Marcus Group Inc.	7.125%	6/1/28	63,150	61,413
	PVH Corp.	7.375%	5/15/20	24,920	27,287
	PVH Corp.	4.500%	12/15/22	12,390	11,740
1	QVC Inc.	7.500%	10/1/19	66,400	71,712
1	Realogy Group LLC	7.625%	1/15/20	53,680	59,988
	Regal Cinemas Corp.	8.625%	7/15/19	62,520	67,600
	Regal Entertainment Group	5.750%	6/15/23	19,200	18,960
	Regal Entertainment Group	5.750%	2/1/25	5,250	4,974
	Rite Aid Corp.	8.000%	8/15/20	29,250	32,797
	Sally Holdings LLC / Sally Capital Inc.	6.875%	11/15/19	44,399	48,950
	Sally Holdings LLC / Sally Capital Inc.	5.750%	6/1/22	23,135	24,060
	Service Corp. International	6.750%	4/1/16	22,998	25,068
	Service Corp. International	7.000%	6/15/17	38,900	43,665
	Service Corp. International	7.625%	10/1/18	35,040	39,946
	Service Corp. International	4.500%	11/15/20	3,760	3,657
1	Service Corp. International	5.375%	1/15/22	27,630	27,975
	Tenneco Inc.	7.750%	8/15/18	8,215	8,893
	Tenneco Inc.	6.875%	12/15/20	29,075	31,801
1	TRW Automotive Inc.	7.250%	3/15/17	48,556	55,597
1	TRW Automotive Inc.	4.500%	3/1/21	14,475	14,801
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.875%	5/1/20	14,590	16,195
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	7.750%	8/15/20	73,000	82,673
	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.375%	3/15/22	59,010	61,075

	Consumer Noncyclical (9.7%)
1	ARAMARK Corp.	5.750%	3/15/20	40,045	41,947
	Biomet Inc.	6.500%	8/1/20	60,850	64,805
	Biomet Inc.	6.500%	10/1/20	75,990	79,220
1	Capsugel SA	7.000%	5/15/19	7,590	7,590
	CHS/Community Health Systems Inc.	5.125%	8/15/18	54,960	57,090
	Constellation Brands Inc.	7.250%	5/15/17	26,605	30,928
	DaVita HealthCare Partners Inc.	6.625%	11/1/20	36,385	38,841
1	Fresenius Medical Care US Finance II Inc.	5.625%	7/31/19	38,265	41,039

1	Fresenius Medical Care US Finance II Inc.	5.875%	1/31/22	15,090	15,958
1	Fresenius Medical Care US Finance Inc.	6.500%	9/15/18	5,830	6,559
1	Fresenius Medical Care US Finance Inc.	5.750%	2/15/21	47,730	50,713
1	Fresenius US Finance II Inc.	9.000%	7/15/15	27,270	30,474
	HCA Holdings Inc.	6.250%	2/15/21	25,540	26,817
	HCA Inc.	6.500%	2/15/16	19,860	21,772
	HCA Inc.	8.500%	4/15/19	23,905	25,668
	HCA Inc.	6.500%	2/15/20	127,050	141,343
	HCA Inc.	5.875%	3/15/22	60,405	63,727
	HCA Inc.	4.750%	5/1/23	72,500	70,144
	HCA Inc.	7.690%	6/15/25	4,510	4,735
	Health Management Associates Inc.	7.375%	1/15/20	74,537	83,109
1	Healthcare Technology Intermediate Inc.	7.375%	9/1/18	19,400	20,176
1	Hypermarcas SA	6.500%	4/20/21	71,815	75,217
1	IMS Health Inc.	12.500%	3/1/18	76,475	90,049
1	IMS Health Inc.	6.000%	11/1/20	16,480	17,222
	LifePoint Hospitals Inc.	6.625%	10/1/20	17,460	18,551
1	Mallinckrodt International Finance SA	3.500%	4/15/18	9,700	9,613
1	Mallinckrodt International Finance SA	4.750%	4/15/23	24,250	23,132
1	Party City Holdings Inc.	8.875%	8/1/20	88,580	97,217
	Tenet Healthcare Corp.	9.250%	2/1/15	8,760	9,548
	Tenet Healthcare Corp.	6.250%	11/1/18	40,210	44,030
	Tenet Healthcare Corp.	4.750%	6/1/20	16,875	16,791
	Tenet Healthcare Corp.	4.500%	4/1/21	42,147	40,935
1	Tenet Healthcare Corp.	4.375%	10/1/21	106,480	102,221
1	Tenet Healthcare Corp.	8.125%	4/1/22	14,955	16,413
	US Foods Inc.	8.500%	6/30/19	48,470	51,984
[2,4] US Foods Inc. Bank Loan		4.500%	3/31/17	46,554	46,516

	Energy (4.7%)
	Chesapeake Energy Corp.	9.500%	2/15/15	15,900	17,470
	Concho Resources Inc.	7.000%	1/15/21	15,256	17,010
	Concho Resources Inc.	6.500%	1/15/22	19,940	21,735
	Concho Resources Inc.	5.500%	10/1/22	88,070	91,483
	Continental Resources Inc.	5.000%	9/15/22	92,870	96,585
	Denbury Resources Inc.	8.250%	2/15/20	19,004	20,857
	Denbury Resources Inc.	6.375%	8/15/21	12,445	13,301
	Denbury Resources Inc.	4.625%	7/15/23	29,500	27,140
	EP Energy LLC / EP Energy Finance Inc.	9.375%	5/1/20	66,027	76,261

	EP Energy LLC / Everest Acquisition Finance Inc.	6.875%	5/1/19	15,710	16,888
	Harvest Operations Corp.	6.875%	10/1/17	50,600	54,268
1	MEG Energy Corp.	6.375%	1/30/23	30,650	30,842
1	MEG Energy Corp.	7.000%	3/31/24	48,500	49,349
	Newfield Exploration Co.	6.875%	2/1/20	16,575	17,735
	Newfield Exploration Co.	5.750%	1/30/22	26,890	28,302
	Newfield Exploration Co.	5.625%	7/1/24	29,045	29,662
	Range Resources Corp.	6.750%	8/1/20	13,580	14,734
	Range Resources Corp.	5.750%	6/1/21	44,365	47,249
	Range Resources Corp.	5.000%	8/15/22	19,225	19,201
1	Seadrill Ltd.	5.625%	9/15/17	71,195	73,331

	Other Industrial (0.6%)
1	Antero Resources Corp.	5.375%	11/1/21	22,785	23,127
	CBRE Services Inc.	5.000%	3/15/23	83,320	80,820

	Technology (8.5%)
1	Audatex North America Inc.	6.000%	6/15/21	14,680	15,194
1	Audatex North America Inc.	6.125%	11/1/23	13,835	14,008
	Brocade Communications Systems Inc.	6.875%	1/15/20	13,038	14,048
1	Brocade Communications Systems Inc.	4.625%	1/15/23	23,360	21,842
	CDW LLC / CDW Finance Corp.	8.000%	12/15/18	28,178	30,925
	CDW LLC / CDW Finance Corp.	8.500%	4/1/19	8,210	9,093
	Equinix Inc.	4.875%	4/1/20	8,750	8,783
	Equinix Inc.	7.000%	7/15/21	60,830	66,457
	Equinix Inc.	5.375%	4/1/23	37,690	37,407
	Fidelity National Information Services Inc.	5.000%	3/15/22	27,005	27,815
1	First Data Corp.	7.375%	6/15/19	53,405	57,410
1	First Data Corp.	8.875%	8/15/20	22,379	24,953
1	First Data Corp.	6.750%	11/1/20	54,020	57,126
1	First Data Corp.	8.250%	1/15/21	62,840	67,082
[2,4] First Data Corp. Bank Loan		4.170%	9/24/14	48,433	48,473
	Flextronics International Ltd.	4.625%	2/15/20	38,975	39,072
	Flextronics International Ltd.	5.000%	2/15/23	58,120	57,975
1	Freescale Semiconductor Inc.	9.250%	4/15/18	18,668	20,185
1	Freescale Semiconductor Inc.	5.000%	5/15/21	33,890	32,789
1	Freescale Semiconductor Inc.	6.000%	1/15/22	22,130	22,351
[2,4] Freescale Semiconductor Inc. Bank Loan		5.000%	3/1/20	93,154	93,875
	Infor (US) Inc.	11.500%	7/15/18	45,331	52,584
	Infor (US) Inc.	9.375%	4/1/19	34,141	38,579
[2,4] Infor (US) Inc. Bank Loan		5.250%	4/5/18	19,461	19,592
	Iron Mountain Inc.	7.750%	10/1/19	34,055	37,886
	Iron Mountain Inc.	8.375%	8/15/21	45,555	49,085
	Iron Mountain Inc.	5.750%	8/15/24	21,880	20,841
	NCR Corp.	4.625%	2/15/21	54,399	53,583
	NCR Corp.	5.000%	7/15/22	16,915	16,619
1	NXP BV / NXP Funding LLC	3.750%	6/1/18	37,440	37,440
1	NXP BV / NXP Funding LLC	5.750%	3/15/23	8,635	8,808
1	Sensata Technologies BV	6.500%	5/15/19	67,739	72,819
	SunGard Data Systems Inc.	7.375%	11/15/18	53,200	56,458
	SunGard Data Systems Inc.	6.625%	11/1/19	39,220	40,985
	SunGard Data Systems Inc.	7.625%	11/15/20	98,546	107,046

	Transportation (1.2%)
3	Continental Airlines 2007-1 Class B Pass
	Through Trust	6.903%	4/19/22	19,307	20,007
1	Hertz Corp.	4.250%	4/1/18	8,040	8,040
	Hertz Corp.	6.750%	4/15/19	82,360	88,743
	Hertz Corp.	5.875%	10/15/20	6,205	6,515
	Hertz Corp.	7.375%	1/15/21	60,490	67,068
					11,384,214
Utilities (6.0%)
	Electric (2.2%)
	AES Corp.	7.750%	10/15/15	25,158	27,988
	AES Corp.	8.000%	10/15/17	45,766	53,775
	AES Corp.	8.000%	6/1/20	19,980	23,327
1	Calpine Corp.	7.500%	2/15/21	57,367	62,100
1	Calpine Corp.	6.000%	1/15/22	16,165	16,771
1	Calpine Corp.	7.875%	1/15/23	13,500	14,749
1	Calpine Corp.	5.875%	1/15/24	9,230	9,253
	DPL Inc.	6.500%	10/15/16	14,550	15,678
	DPL Inc.	7.250%	10/15/21	104,495	109,197
1	Ipalco Enterprises Inc.	7.250%	4/1/16	11,985	13,153

IPALCO Enterprises Inc.	5.000%	5/1/18	14,510	15,199

Natural Gas (3.8%)
AmeriGas Finance LLC / AmeriGas Finance
Corp.	6.750%	5/20/20	25,965	28,302
AmeriGas Finance LLC / AmeriGas Finance
Corp.	7.000%	5/20/22	48,660	52,310
El Paso LLC	7.000%	6/15/17	21,395	24,168
El Paso LLC	7.250%	6/1/18	66,150	74,986
El Paso LLC	6.500%	9/15/20	41,765	44,542
El Paso LLC	7.750%	1/15/32	26,290	27,131
Energy Transfer Equity LP	7.500%	10/15/20	76,385	88,225
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	74,191	75,489
1 Kinder Morgan Finance Co. LLC	6.000%	1/15/18	45,785	49,906
1 Kinder Morgan Inc.	5.000%	2/15/21	32,795	32,795
1 Kinder Morgan Inc.	5.625%	11/15/23	48,500	48,500
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.500%	8/15/21	8,533	9,258
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	6.250%	6/15/22	36,425	39,612
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	5.500%	2/15/23	13,200	13,761
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp.	4.500%	7/15/23	9,600	9,312
				979,487
Total Corporate Bonds (Cost $14,146,860)				15,002,390
			Shares
Preferred Stocks (2.3%)
Citigroup Capital XIII Pfd.	7.875%		5,301,250	145,784
GMAC Capital Trust I Pfd.	8.125%		4,743,200	127,687
Hartford Financial Services Group Inc. Pfd.	7.875%		3,307,200	97,695
Total Preferred Stocks (Cost $343,115)				371,166
Common Stock (0.0%)
HealthSouth Corp.			27,999	983
Other (0.0%)
* MediaNews Group Inc. Warrants Exp. 3/19/2017
(Cost $27,348)			73,622	205
			Face
			Amount
			($000)
Temporary Cash Investments (4.9%)
Repurchase Agreements (4.9%)
Bank of America Securities, LLC
(Dated 10/31/13, Repurchase Value
$151,400,000, collateralized by Federal
Home Loan Mortgage Corp. 2.291%-
4.000%, 8/1/42-3/1/43, and Federal
National Mortgage Assn. 2.500%-3.000%,
10/1/27-5/1/42, with a value of
$154,428,000)	0.100%	11/1/13	151,400	151,400

Deutsche Bank Securities, Inc.
(Dated 10/31/13, Repurchase Value
$357,201,000, collateralized by Federal
Home Loan Mortgage Corp. 3.500%-
7.000%, 2/1/39-8/1/43, Federal National
Mortgage Assn. 2.500%-6.000%, 8/1/27-
10/1/43, and Government National
Mortgage Assn. 2.030%-5.000%, 10/15/38-
1/15/55, with a value of $364,344,000)	0.120%	11/1/13	357,200	357,200
RBC Capital Markets LLC
(Dated 10/31/13, Repurchase Value
$47,100,000, collateralized by Federal
National Mortgage Assn. 2.506%-3.500%,
7/1/43-11/1/43, with a value of
$48,042,000)	0.100%	11/1/13	47,100	47,100
TD Securities (USA) LLC
(Dated 10/31/13, Repurchase Value
$237,101,000, collateralized by Federal
Farm Credit Bank 0.193%, 7/8/16,
Government National Mortgage Assn.
2.500%, 1/20/43-3/20/43, and U.S.
Treasury Note/Bond 0.250%-6.250%,
5/15/14-5/15/30, with a value of
$241,925,000)	0.100%	11/1/13	237,100	237,100
				792,800
Total Temporary Cash Investments (Cost $792,800)				792,800
Total Investments (100.8%) (Cost $15,522,360)				16,381,559
Other Assets and Liabilities-Net (-0.8%)				(136,901)
Net Assets (100%)				16,244,658

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $4,623,570,000, representing 28.5% of net assets.
2 Adjustable-rate security.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2013, the aggregate value of these securities was $456,085,000, representing 2.8% of net assets.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	174,277	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	39,738	—
Corporate Bonds	—	15,002,390	—
Preferred Stocks	371,166	—	—
Common Stock	983	—	—
Other	—	—	205
Temporary Cash Investments	—	792,800	—
Total	372,149	16,009,205	205

D. At October 31, 2013, the cost of investment securities for tax purposes was $15,522,360,000. Net unrealized appreciation of investment securities for tax purposes was $859,199,000, consisting of unrealized gains of $954,310,000 on securities that had risen in value since their purchase and $95,111,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments
As of October 31, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.1%)
U.S. Government Securities (6.1%)
[1,2] United States Treasury Note/Bond		2.625%	4/30/16	4,700	4,956
	United States Treasury Note/Bond	0.625%	10/15/16	686,000	687,070
	United States Treasury Note/Bond	2.875%	3/31/18	15,000	16,120
	United States Treasury Note/Bond	0.625%	4/30/18	251,128	245,241
	United States Treasury Note/Bond	1.250%	10/31/18	13,250	13,204
1	United States Treasury Note/Bond	2.750%	2/15/19	6,395	6,828
	United States Treasury Note/Bond	1.250%	4/30/19	3,000	2,961
1	United States Treasury Note/Bond	3.625%	8/15/19	1,530	1,704
3	United States Treasury Note/Bond	3.375%	11/15/19	32,810	36,122
					1,014,206
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5,6]Freddie Mac Non Gold Pool		2.375%	8/1/32	508	528
[4,5,6]Freddie Mac Non Gold Pool		2.518%	9/1/32	190	196
					724
Total U.S. Government and Agency Obligations (Cost $1,007,219)					1,014,930
Asset-Backed/Commercial Mortgage-Backed Securities (11.2%)
[5,7]	Ally Auto Receivables Trust 2010-3	2.690%	2/15/17	3,250	3,291
5	Ally Auto Receivables Trust 2012-1	1.210%	7/15/16	5,550	5,594
5	Ally Auto Receivables Trust 2012-SN1	0.700%	12/21/15	2,500	2,503
5	Ally Auto Receivables Trust 2013-SN1	0.900%	5/22/17	4,000	4,000
[5,7]	Ally Master Owner Trust Series 2010-2	4.250%	4/15/17	1,035	1,085
[5,7]	Ally Master Owner Trust Series 2010-2	4.590%	4/15/17	3,280	3,436
[4,5]	Ally Master Owner Trust Series 2010-4	1.244%	8/15/17	39,470	39,845
[4,5,7]Ally Master Owner Trust Series 2010-4		1.724%	8/15/17	8,100	8,196
[4,5,7]Ally Master Owner Trust Series 2010-4		2.124%	8/15/17	6,160	6,222
5	Ally Master Owner Trust Series 2012-3	1.210%	6/15/17	10,900	10,964
[4,5,7]American Express Credit Account Secured
	Note Trust 2004-2	0.844%	12/15/16	1,000	1,000
[4,5]	American Express Credit Account Secured
	Note Trust 2012-4	0.724%	5/15/20	7,000	6,989
[4,5]	American Express Issuance Trust II 2013-1	0.454%	2/15/19	13,000	12,936
[5,7]	Americold 2010 LLC Trust Series 2010-ART	4.954%	1/14/29	6,000	6,432
[5,7]	Americold 2010 LLC Trust Series 2010-ART	6.811%	1/14/29	3,540	4,065
5	AmeriCredit Automobile Receivables Trust
	2013-1	1.570%	1/8/19	720	707
5	AmeriCredit Automobile Receivables Trust
	2013-2	1.790%	3/8/19	3,100	3,051
5	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	1,500	1,475
5	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	2,500	2,460
5	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	1,660	1,670
5	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	2,230	2,261
[4,5,7]Arkle Master Issuer plc Series 2010-1		1.513%	5/17/60	14,170	14,301
[4,5,7]Arran Residential Mortgages Funding 2010-1
	plc	1.663%	5/16/47	7,123	7,210

[4,5,7]Arran Residential Mortgages Funding 2011-1
	plc	1.713%	11/19/47	5,600	5,675
[5,7]	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	4,975	4,785
5	Banc of America Commercial Mortgage Trust
	2006-4	5.634%	7/10/46	24,950	27,342
5	Banc of America Commercial Mortgage Trust
	2006-5	5.415%	9/10/47	4,028	4,424
5	Banc of America Commercial Mortgage Trust
	2006-6	5.347%	10/10/45	4,397	4,842
5	Banc of America Commercial Mortgage Trust
	2007-2	5.572%	4/10/49	4,303	4,730
5	Banc of America Commercial Mortgage Trust
	2007-2	5.623%	4/10/49	11,887	13,275
5	Banc of America Commercial Mortgage Trust
	2008-1	6.163%	2/10/51	9,546	10,707
5	Banc of America Commercial Mortgage Trust
	2008-1	6.207%	2/10/51	24,812	28,488
[4,5,7]Bank of America Student Loan Trust 2010-
	1A	1.038%	2/25/43	15,001	15,119
[4,5]	Bank One Issuance Trust Series 2004-C2	0.974%	2/15/17	1,200	1,201
[5,7]	Beacon Container Finance LLC 2012-1A	3.720%	9/20/27	3,354	3,396
5	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR7	4.945%	2/11/41	395	395
5	Bear Stearns Commercial Mortgage
	Securities Trust 2005-PWR9	4.943%	9/11/42	1,320	1,402
5	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.533%	9/11/41	2,403	2,658
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR16	5.708%	6/11/40	22,140	24,932
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-PWR17	5.650%	6/11/50	12,244	13,668
5	Bear Stearns Commercial Mortgage
	Securities Trust 2007-TOP28	5.710%	9/11/42	3,869	4,403
[4,5]	Brazos Higher Education Authority Inc.
	Series 2005-3	0.451%	6/25/26	5,720	5,355
[4,5]	Brazos Higher Education Authority Inc.
	Series 2010-1	1.162%	5/25/29	3,034	3,085
[4,5]	Brazos Higher Education Authority Inc.
	Series 2011-1	1.062%	2/25/30	17,900	18,030
[5,7]	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	2,250	2,237
[5,7]	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	3,343	3,311
5	Capital Auto Receivables Asset Trust 2013-1	0.970%	1/22/18	6,550	6,498
5	Capital Auto Receivables Asset Trust 2013-1	1.290%	4/20/18	1,550	1,533
5	Capital Auto Receivables Asset Trust 2013-1	1.740%	10/22/18	1,700	1,670
5	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	6,485	6,556
[4,5]	Capital One Multi-asset Execution Trust
	2004-C2	1.224%	12/15/16	1,988	1,988
[4,5]	Capital One Multi-asset Execution Trust
	2007-A1	0.224%	11/15/19	1,130	1,120
[4,5]	Capital One Multi-asset Execution Trust
	2007-A2	0.254%	12/16/19	17,225	17,076
[4,5]	Capital One Multi-asset Execution Trust
	2007-A5	0.214%	7/15/20	18,644	18,383
[4,5,7]Cards II Trust 2012-4A		0.624%	9/15/17	5,910	5,918
5	Carmax Auto Owner Trust 2013-3	1.910%	3/15/19	2,920	2,948
5	Carmax Auto Owner Trust 2013-3	2.850%	2/18/20	1,785	1,799

5	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	9,100	9,192
[5,7]	CFCRE Commercial Mortgage Trust 2011-
	C1	5.546%	4/15/44	2,900	3,133
[5,7]	CFCRE Commercial Mortgage Trust 2011-
	C2	5.559%	12/15/47	5,260	5,804
[4,5]	Chase Issuance Trust 2007-C1	0.634%	4/15/19	6,100	6,013
[4,5]	Chase Issuance Trust 2012-A10	0.434%	12/16/19	6,000	5,977
[5,7]	Chrysler Capital Auto Receivables Trust
	2013-AA	1.830%	3/15/19	915	918
[5,7]	Chrysler Capital Auto Receivables Trust
	2013-AA	2.280%	7/15/19	1,100	1,103
[5,7]	Chrysler Capital Auto Receivables Trust
	2013-AA	2.930%	8/17/20	1,190	1,193
[4,5]	Citibank Credit Card Issuance Trust 2005-C2	0.640%	3/24/17	1,520	1,516
[4,5]	Citibank Credit Card Issuance Trust 2008-A7	1.547%	5/20/20	11,800	12,327
[4,5]	Citibank Credit Card Issuance Trust 2013-A2	0.450%	5/26/20	10,000	9,949
[5,7]	Citibank Omni Master Trust 2009-A13	5.350%	8/15/18	16,845	17,466
[4,5,7]Citibank Omni Master Trust 2009-A14A		2.924%	8/15/18	1,825	1,859
[5,7]	Citibank Omni Master Trust 2009-A17	4.900%	11/15/18	54,212	56,547
5	Citigroup Commercial Mortgage Trust 2006-
	C5	5.431%	10/15/49	6,650	7,325
5	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	5,770	5,600
[5,7]	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	2,017	2,018
5	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	5,650	5,456
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	3,300	3,484
5	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	700	742
[5,7]	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	2,695	2,756
[5,7]	CLI Funding V LLC 2013-1A	2.830%	3/18/28	5,558	5,410
5	COMM 2006-C8 Mortgage Trust	5.292%	12/10/46	5,534	6,107
5	COMM 2006-C8 Mortgage Trust	5.306%	12/10/46	16,000	17,614
5	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	3,620	4,102
5	COMM 2007-C9 Mortgage Trust	5.800%	12/10/49	268	268
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	2,700	2,645
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	3,900	3,930
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	2,855	2,724
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	5,750	5,475
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	2,700	2,566
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	1,400	1,442
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	5,000	5,022
5	COMM 2013-CCRE9 Mortgage Trust	2.972%	8/10/46	1,700	1,767
5	COMM 2013-CCRE9 Mortgage Trust	3.795%	8/10/46	800	839
5	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	3,180	3,301
[5,7]	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	1,050	1,094
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,800	3,639
[5,7]	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	6,500	6,147
5	Commercial Mortgage Trust 2005-GG5	5.224%	4/10/37	8,150	8,634
5	Commercial Mortgage Trust 2006-GG7	5.828%	7/10/38	24,746	27,138
7	Commonwealth Bank of Australia	2.250%	3/16/17	10,450	10,789
5	Credit Suisse Commercial Mortgage Trust
	Series 2006-C3	5.793%	6/15/38	761	834
5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C1	5.361%	2/15/40	2,169	2,324

5	Credit Suisse Commercial Mortgage Trust
	Series 2007-C5	5.589%	9/15/40	690	691
5	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.036%	2/15/41	5,289	5,860
[5,7]	Cronos Containers Program Ltd. 2012-2A	3.810%	9/18/27	3,433	3,458
[4,5]	Discover Card Execution Note Trust 2012-A4	0.544%	11/15/19	4,555	4,563
5	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	40,000	38,904
[4,5]	Discover Card Execution Note Trust 2013-A1	0.474%	8/17/20	18,000	17,922
7	DNB Boligkreditt AS	1.450%	3/21/18	3,300	3,272
5	Dryrock Issuance Trust Series 2012-2	0.640%	8/15/18	7,000	6,983
[5,7]	Enterprise Fleet Financing LLC Series 2011-
	3	2.100%	5/20/17	5,242	5,284
[5,7]	Enterprise Fleet Financing LLC Series 2012-
	2	0.720%	4/20/18	5,835	5,835
[5,7]	Enterprise Fleet Financing LLC Series 2012-
	2	0.930%	4/20/18	2,200	2,196
[5,7]	Fontainebleau Miami Beach Trust 2012-
	FBLU	2.887%	5/5/27	5,800	5,869
[5,7]	Ford Credit Auto Lease Trust 2012-B	1.100%	12/15/15	2,200	2,204
5	Ford Credit Auto Lease Trust 2013-A	0.780%	4/15/16	1,800	1,792
5	Ford Credit Auto Lease Trust 2013-A	1.010%	5/15/16	4,000	3,977
5	Ford Credit Auto Lease Trust 2013-A	1.280%	6/15/16	3,050	3,032
5	Ford Credit Auto Owner Trust 2010-A	2.930%	11/15/15	1,000	1,013
5	Ford Credit Auto Owner Trust 2010-A	3.220%	3/15/16	1,210	1,230
5	Ford Credit Auto Owner Trust 2013-A	1.150%	7/15/18	1,850	1,847
5	Ford Credit Auto Owner Trust 2013-A	1.360%	10/15/18	900	898
5	Ford Credit Auto Owner Trust 2013-B	1.110%	10/15/18	1,700	1,707
5	Ford Credit Auto Owner Trust 2013-B	1.320%	1/15/19	800	801
5	Ford Credit Auto Owner Trust 2013-B	1.820%	11/15/19	600	606
5	Ford Credit Auto Owner Trust 2013-C	1.680%	11/15/18	2,000	2,012
5	Ford Credit Auto Owner Trust 2013-C	1.910%	3/15/19	1,650	1,661
5	Ford Credit Auto Owner Trust 2013-C	2.500%	1/15/20	1,850	1,868
[5,7]	Ford Credit Floorplan Master Owner Trust A
	Series 2010-3	4.990%	2/15/17	8,785	9,185
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-2	1.920%	1/15/19	2,000	2,041
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	0.940%	9/15/16	2,600	2,597
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-4	1.390%	9/15/16	6,100	6,108
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.490%	9/15/19	24,000	24,001
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	1.690%	9/15/19	1,600	1,594
5	Ford Credit Floorplan Master Owner Trust A
	Series 2012-5	2.140%	9/15/19	1,900	1,897
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.370%	1/15/18	5,700	5,659
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-1	1.820%	1/15/18	2,100	2,096
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-3	1.740%	6/15/17	820	819
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	670	669
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	720	711
5	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	290	287

[5,7]	FRS I LLC 2013-1A	1.800%	4/15/43	1,492	1,487
[5,7]	FRS I LLC 2013-1A	3.080%	4/15/43	6,243	6,193
[4,5]	GE Capital Credit Card Master Note Trust
	Series 2011-2	1.174%	5/15/19	10,800	10,810
5	GE Capital Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	30,000	30,173
5	GE Capital Credit Card Master Note Trust
	Series 2012-6	1.360%	8/17/20	2,300	2,287
[4,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-2	0.923%	4/22/19	13,000	13,094
[4,5]	GE Dealer Floorplan Master Note Trust
	Series 2012-4	0.613%	10/20/17	10,000	10,000
[5,7]	Golden Credit Card Trust 2012-2A	1.770%	1/15/19	18,000	18,271
[4,5,7]Golden Credit Card Trust 2012-3A		0.624%	7/17/17	12,100	12,116
[4,5,7]Golden Credit Card Trust 2013-1A		0.424%	2/15/18	9,000	8,970
[5,7]	Great America Leasing Receivables 2011-1	2.340%	4/15/16	1,236	1,246
[5,7]	Great America Leasing Receivables 2013-1	1.160%	5/15/18	2,500	2,504
5	GS Mortgage Securities Trust 2006-GG6	5.506%	4/10/38	4,204	4,203
5	GS Mortgage Securities Trust 2006-GG6	5.553%	4/10/38	13,213	14,258
[5,7]	GS Mortgage Securities Trust 2010-C2	5.225%	12/10/43	1,370	1,474
[5,7]	GS Mortgage Securities Trust 2011-GC3	5.543%	3/10/44	2,650	2,858
[5,7]	GS Mortgage Securities Trust 2012-ALOHA	3.551%	4/10/34	4,100	4,118
[5,7]	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	6,000	5,696
[5,7]	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	1,025	1,124
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	3,700	3,578
5	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	2,000	2,079
5	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	800	842
5	Harley-Davidson Motorcycle Trust 2013-1	0.870%	7/15/19	3,500	3,488
[5,7]	Hertz Vehicle Financing LLC 2010-1A	3.740%	2/25/17	7,930	8,359
[5,7]	Hertz Vehicle Financing LLC 2011-1A	3.290%	3/25/18	7,500	7,913
[5,7]	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	17,800	17,480
[5,7]	Hyundai Auto Lease Securitization Trust
	2012-A	1.050%	4/17/17	4,500	4,517
[5,7]	Hyundai Auto Lease Securitization Trust
	2013-A	0.770%	10/17/16	2,000	1,998
5	Hyundai Auto Receivables Trust 2012-B	1.950%	10/15/18	1,700	1,727
5	Hyundai Auto Receivables Trust 2013-B	1.450%	2/15/19	1,000	1,002
5	Hyundai Auto Receivables Trust 2013-B	2.480%	9/16/19	1,200	1,202
5	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	2,350	2,360
5	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	1,900	1,915
[4,5,7]Hyundai Floorplan Master Owner Trust
	Series 2013-1	0.524%	5/15/18	4,000	3,996
[4,5,7]Hyundai Floorplan Master Owner Trust
	Series 2013-1	0.824%	5/15/18	1,400	1,393
[5,7]	Icon Brands Holdings LLC 2012-1	4.229%	1/25/43	4,738	4,743
4	Illinois Student Assistance Commission
	Series 2010-1	1.288%	4/25/22	11,425	11,494
[5,7]	Irvine Core Office Trust 2013-IRV	2.068%	5/15/48	5,980	5,846
[5,7]	Irvine Core Office Trust 2013-IRV	3.173%	5/15/48	6,000	5,730
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.471%	4/15/43	4,821	5,246
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP6	5.475%	4/15/43	19,249	20,847
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2006-LDP7	5.863%	4/15/45	3,677	4,070
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	25,084	27,790

5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-CIBC20	5.746%	2/12/51	4,499	5,071
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP10	5.439%	1/15/49	3,297	3,671
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.827%	2/15/51	360	363
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-LDP12	5.850%	2/15/51	2,653	3,008
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	10,030	10,963
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	1,250	1,327
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	1,175	1,249
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.526%	11/15/43	2,313	2,542
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.526%	11/15/43	2,730	2,904
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	6,550	7,114
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	4,990	5,484
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	3,170	3,405
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.314%	8/15/46	4,000	4,537
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	2,800	2,672
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	4,070	3,980
[5,7]	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	5,900	5,731
5	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	5,378	5,126
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	5,000	5,039
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.027%	7/15/45	5,000	5,100
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.019%	8/15/46	1,300	1,350
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	1,400	1,467
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	2,300	2,374
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	400	413
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	1,750	1,822
5	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.251%	11/15/45	1,300	1,318
[4,5,7]Lanark Master Issuer plc 2012-2A		1.662%	12/22/54	2,110	2,140
[4,5,7]Lanark Master Issuer plc 2013-1A		0.762%	12/22/54	3,800	3,782
5	LB-UBS Commercial Mortgage Trust 2006-
	C3	5.641%	3/15/39	6,954	7,570
5	LB-UBS Commercial Mortgage Trust 2006-
	C6	5.342%	9/15/39	3,778	4,066
5	LB-UBS Commercial Mortgage Trust 2006-
	C7	5.347%	11/15/38	25,211	27,787

5	LB-UBS Commercial Mortgage Trust 2007-
	C7	5.866%	9/15/45	15,944	17,969
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	12,000	12,632
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	5,475	5,859
[5,7]	Macquarie Equipment Funding Trust 2012-A	0.850%	10/22/18	8,570	8,563
[5,7]	Madison Avenue Trust 2013-650M	3.843%	10/12/32	1,245	1,301
[5,7]	Master Credit Card Trust 2012-2A	1.970%	4/21/17	1,400	1,401
[5,7]	Master Credit Card Trust 2013-3A	2.280%	1/22/18	2,100	2,103
[4,5]	MBNA Credit Card Master Note Trust 2004-
	A3	0.434%	8/16/21	4,990	4,934
[4,5]	MBNA Credit Card Master Note Trust 2004-
	C2	1.074%	11/15/16	16,655	16,666
[5,7]	Mercedes-Benz Master Owner Trust 2012-A	0.790%	11/15/17	15,000	15,009
5	Merrill Lynch Mortgage Trust 2006-C2	5.739%	8/12/43	809	894
5	Merrill Lynch Mortgage Trust 2007-C1	5.748%	6/12/50	792	794
5	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	16,140	18,195
5	ML-CFC Commercial Mortgage Trust 2006-2	5.887%	6/12/46	2,829	3,133
[5,7]	MMAF Equipment Finance LLC 2012-A	1.980%	6/10/32	2,880	2,902
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	5,395	5,325
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	2,050	2,066
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	5,740	5,509
[5,7]	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	6,000	5,654
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	1,800	1,876
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	810	848
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	2,470	2,360
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	2,000	1,913
5	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	5,710	5,505
5	Morgan Stanley Capital I Trust 2006-HQ9	5.728%	7/12/44	6,596	7,273
5	Morgan Stanley Capital I Trust 2006-IQ12	5.319%	12/15/43	3,780	4,174
5	Morgan Stanley Capital I Trust 2007-IQ15	5.910%	6/11/49	7,580	8,509
5	Morgan Stanley Capital I Trust 2007-IQ16	5.688%	12/12/49	7,260	8,077
5	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	2,440	2,466
[5,7]	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	6,000	5,805
[4,5,7]Motor 2012 plc		0.669%	2/25/20	4,660	4,661
[5,7]	Motor 2012 plc	1.286%	2/25/20	2,615	2,616
7	National Australia Bank Ltd.	2.000%	6/20/17	6,600	6,753
[4,5,7]Navistar Financial Dealer Note Master
	Owner Trust Series 2013-1	0.840%	1/25/18	6,400	6,406
4	New Mexico Educational Assistance
	Foundation 2013-1	0.880%	1/2/25	5,567	5,540
5	Nissan Auto Lease Trust 2013-A	0.740%	10/15/18	2,000	1,999
[4,5]	Nissan Master Owner Trust Receivables
	Series 2013-A	0.474%	2/15/18	9,000	8,971
7	Norddeutsche Landesbank Girozentrale	2.000%	2/5/19	5,500	5,483

4	North Carolina State Education Assistance
	Authority 2011-1	1.138%	1/26/26	5,500	5,528
5	Royal Bank of Canada	1.200%	9/19/18	5,750	5,733
5	Santander Drive Auto Receivables Trust
	2013-1	1.760%	1/15/19	1,070	1,069
5	Santander Drive Auto Receivables Trust
	2013-2	1.330%	3/15/18	1,350	1,332
5	Santander Drive Auto Receivables Trust
	2013-2	1.950%	3/15/19	5,500	5,420
[4,5,7]Silverstone Master Issuer plc 2010-1A		1.746%	1/21/55	18,475	18,830
[4,5]	SLM Student Loan Trust 2005-5	0.338%	4/25/25	4,365	4,339
[4,5]	SLM Student Loan Trust 2006-5	0.348%	1/25/27	3,000	2,894
[4,5]	SLM Student Loan Trust 2006-6	0.348%	10/27/25	6,500	6,311
[4,5]	SLM Student Loan Trust 2007-1	0.328%	1/26/26	24,625	23,777
[5,7]	SLM Student Loan Trust 2011-A	4.370%	4/17/28	1,700	1,819
[5,7]	SLM Student Loan Trust 2011-B	3.740%	2/15/29	10,500	11,054
[4,5,7]SLM Student Loan Trust 2011-C		1.574%	12/15/23	2,795	2,814
[5,7]	SLM Student Loan Trust 2011-C	4.540%	10/17/44	5,450	5,966
[4,5,7]SLM Student Loan Trust 2012-B		1.274%	12/15/21	2,241	2,245
[5,7]	SLM Student Loan Trust 2012-B	3.480%	10/15/30	4,550	4,778
[4,5,7]SLM Student Loan Trust 2012-E		0.924%	10/16/23	9,597	9,584
[4,5,7]SLM Student Loan Trust 2013-1		1.224%	5/17/27	5,400	5,340
[5,7]	SLM Student Loan Trust 2013-1	2.500%	3/15/47	1,800	1,671
[5,7]	SLM Student Loan Trust 2013-B	1.850%	6/17/30	3,000	2,915
[5,7]	SLM Student Loan Trust 2013-B	3.000%	5/16/44	1,400	1,325
[5,7]	SLM Student Loan Trust 2013-C	3.500%	6/15/44	2,000	1,893
[4,5,7]SMART ABS Series 2010-1US Trust		1.674%	12/14/15	11,258	11,318
[5,7]	SMART ABS Series 2011-1US Trust	2.520%	11/14/16	5,000	5,065
[5,7]	SMART ABS Series 2011-2US Trust	2.310%	4/14/17	1,750	1,785
5	SMART ABS Series 2012-4US Trust	0.970%	3/14/17	5,700	5,711
5	SMART ABS Series 2012-4US Trust	1.250%	8/14/18	2,000	1,980
5	SMART ABS Series 2013-1US Trust	1.050%	10/14/18	4,200	4,145
[5,7]	Sonic Capital LLC 2011-1A	5.438%	5/20/41	3,182	3,425
[4,5]	South Carolina Student Loan Corp. Revenue
	2010-1	1.238%	7/25/25	11,550	11,674
7	SpareBank 1 Boligkreditt AS	1.250%	5/2/18	2,000	1,954
[5,7]	SpareBank 1 Boligkreditt AS	1.750%	11/15/20	10,400	10,005
7	Stadshypotek AB	1.250%	5/23/18	1,930	1,896
[5,7]	Textainer Marine Containers Ltd. 2011-1A	4.700%	6/15/26	2,147	2,149
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	1,200	1,248
[5,7]	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	6,000	5,872
5	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	5,055	4,806
[5,7]	VNO 2012-6AVE Mortgage Trust	2.996%	11/15/30	8,000	7,604
5	Volkswagen Auto Lease Trust 2012-A	1.060%	5/22/17	3,200	3,220
[5,7]	Volvo Financial Equipment LLC Series 2012-
	1	2.380%	9/16/19	1,200	1,220
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C27	5.765%	7/15/45	11,323	12,275
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.559%	10/15/48	4,538	5,001
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C28	5.572%	10/15/48	25,425	27,899
5	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29	5.297%	11/15/48	3,671	4,058
5	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C33	5.925%	2/15/51	4,350	4,836

5	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C34	5.569%	5/15/46	4,829	4,829
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	3,950	3,811
5	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	1,610	1,588
5	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	750	792
[5,7]	Westpac Banking Corp.	1.250%	12/14/18	2,450	2,423
[5,7]	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	5,450	5,828
5	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	4,930	4,711
5	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	5,400	5,413
5	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	4,170	4,298
5	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	3,300	3,210
5	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	5,650	5,416
5	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	2,870	2,794
5	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	2,220	2,137
5	WFRBS Commercial Mortgage Trust 2013-
	C15	2.900%	8/15/46	600	622
5	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	1,900	1,987
5	World Financial Network Credit Card Master
	Note Trust Series 2013-A	1.610%	12/15/21	4,000	3,945
[4,5,7]World Omni Master Owner Trust 2013-1		0.524%	2/15/18	4,000	3,994
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,824,729)					1,865,577
Corporate Bonds (75.8%)
Finance (26.8%)
	Banking (16.5%)
	Abbey National Treasury Services plc	3.050%	8/23/18	3,950	4,093
	AgriBank FCB	9.125%	7/15/19	5,000	6,501
	American Express Bank FSB	6.000%	9/13/17	4,250	4,947
	American Express Centurion Bank	5.950%	6/12/17	10,000	11,479
	American Express Centurion Bank	6.000%	9/13/17	5,060	5,879
	American Express Co.	5.500%	9/12/16	6,070	6,805
	American Express Co.	6.150%	8/28/17	17,000	19,837
	American Express Co.	7.000%	3/19/18	12,000	14,511
	American Express Co.	2.650%	12/2/22	18,679	17,538
	American Express Credit Corp.	2.800%	9/19/16	2,700	2,834
7	ANZ Capital Trust II	5.360%	11/29/49	3,000	3,007
	Associates Corp. of North America	6.950%	11/1/18	8,855	10,573
	Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	8,000	8,068
7	Australia & New Zealand Banking Group Ltd.	4.875%	1/12/21	6,817	7,545
7	Banco de Credito del Peru	4.250%	4/1/23	5,000	4,774
7	Banco Santander Mexico SA Institucion de
	Banca Multiple Grupo Financiero Santand	4.125%	11/9/22	5,000	4,767
	Bank of America Corp.	6.500%	8/1/16	6,375	7,245
	Bank of America Corp.	3.875%	3/22/17	1,400	1,498
	Bank of America Corp.	6.000%	9/1/17	1,750	2,006
	Bank of America Corp.	5.750%	12/1/17	4,000	4,560

	Bank of America Corp.	2.000%	1/11/18	15,000	14,893
	Bank of America Corp.	5.650%	5/1/18	4,500	5,121
	Bank of America Corp.	7.625%	6/1/19	13,000	16,178
	Bank of America Corp.	5.625%	7/1/20	32,500	37,276
	Bank of America Corp.	5.875%	1/5/21	18,500	21,353
	Bank of America Corp.	5.000%	5/13/21	17,750	19,499
	Bank of America Corp.	5.700%	1/24/22	14,000	16,066
	Bank of America Corp.	3.300%	1/11/23	29,267	28,033
	Bank of America NA	5.300%	3/15/17	8,877	9,840
	Bank of America NA	6.100%	6/15/17	5,000	5,694
	Bank of Montreal	1.400%	9/11/17	1,970	1,958
	Bank of Montreal	1.450%	4/9/18	5,800	5,726
	Bank of Montreal	2.375%	1/25/19	5,000	5,057
	Bank of Montreal	2.550%	11/6/22	30,000	28,218
	Bank of New York Mellon Corp.	5.500%	12/1/17	5,465	6,233
	Bank of New York Mellon Corp.	5.450%	5/15/19	6,580	7,591
	Bank of New York Mellon Corp.	4.600%	1/15/20	14,300	15,798
	Bank of New York Mellon Corp.	4.150%	2/1/21	9,000	9,639
	Bank of New York Mellon Corp.	3.550%	9/23/21	2,040	2,101
	Bank of Nova Scotia	2.050%	10/30/18	26,275	26,360
	Bank of Nova Scotia	4.375%	1/13/21	8,500	9,222
7	Banque Federative du Credit Mutuel SA	2.500%	10/29/18	10,800	10,826
	Barclays Bank plc	6.750%	5/22/19	33,530	40,580
	Barclays Bank plc	5.125%	1/8/20	18,125	20,369
	BB&T Corp.	4.900%	6/30/17	5,300	5,878
	BB&T Corp.	6.850%	4/30/19	5,714	6,998
	BB&T Corp.	5.250%	11/1/19	12,000	13,527
	BB&T Corp.	3.950%	3/22/22	7,500	7,575
	Bear Stearns Cos. LLC	6.400%	10/2/17	5,500	6,419
	BNP Paribas SA	2.700%	8/20/18	9,000	9,224
	BNP Paribas SA	5.000%	1/15/21	73,350	80,787
	BNP Paribas SA	3.250%	3/3/23	29,735	28,576
	Capital One NA	1.500%	3/22/18	7,000	6,869
	Citigroup Inc.	6.000%	8/15/17	3,000	3,446
	Citigroup Inc.	6.125%	11/21/17	6,111	7,070
	Citigroup Inc.	6.125%	5/15/18	15,000	17,419
	Citigroup Inc.	8.500%	5/22/19	19,317	24,973
	Citigroup Inc.	5.375%	8/9/20	31,422	35,692
	Citigroup Inc.	4.500%	1/14/22	38,500	40,941
	Citigroup Inc.	3.375%	3/1/23	14,000	13,527
	Citigroup Inc.	5.500%	9/13/25	9,000	9,515
[5,7,8]Colonial BancGroup Inc.		7.114%	5/29/49	17,340	2
	Commonwealth Bank of Australia	1.900%	9/18/17	7,750	7,852
	Commonwealth Bank of Australia	2.500%	9/20/18	7,000	7,146
7	Commonwealth Bank of Australia	5.000%	3/19/20	11,560	13,035
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	4.500%	1/11/21	24,000	25,750
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.875%	2/8/22	70,100	71,219
	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA	3.950%	11/9/22	29,500	28,716
	Credit Suisse	6.000%	2/15/18	3,692	4,221
	Credit Suisse	5.300%	8/13/19	24,588	28,111
	Credit Suisse	4.375%	8/5/20	14,000	15,222
5	Deutsche Bank AG	4.296%	5/24/28	21,000	19,260
	Discover Bank	7.000%	4/15/20	3,665	4,341
	Fifth Third Bank	1.450%	2/28/18	2,500	2,448
	First Niagara Financial Group Inc.	6.750%	3/19/20	4,720	5,531

First Niagara Financial Group Inc.	7.250%	12/15/21	14,217	16,670
FirstMerit Corp.	4.350%	2/4/23	9,000	9,041
Goldman Sachs Group Inc.	6.250%	9/1/17	3,000	3,470
Goldman Sachs Group Inc.	5.950%	1/18/18	7,000	8,030
Goldman Sachs Group Inc.	6.150%	4/1/18	7,225	8,374
Goldman Sachs Group Inc.	2.900%	7/19/18	5,850	5,969
Goldman Sachs Group Inc.	7.500%	2/15/19	15,000	18,511
Goldman Sachs Group Inc.	5.375%	3/15/20	21,460	24,115
Goldman Sachs Group Inc.	6.000%	6/15/20	12,420	14,318
Goldman Sachs Group Inc.	5.250%	7/27/21	34,910	38,273
Goldman Sachs Group Inc.	5.750%	1/24/22	30,035	33,979
Goldman Sachs Group Inc.	3.625%	1/22/23	3,300	3,216
HSBC Bank USA NA	6.000%	8/9/17	5,055	5,776
HSBC Bank USA NA	4.875%	8/24/20	31,288	33,972
HSBC Holdings plc	5.100%	4/5/21	51,948	57,877
HSBC Holdings plc	4.875%	1/14/22	11,500	12,575
HSBC Holdings plc	4.000%	3/30/22	26,100	27,061
HSBC USA Inc.	5.000%	9/27/20	17,000	18,573
Intesa Sanpaolo SPA	3.875%	1/16/18	16,591	16,897
Intesa Sanpaolo SPA	3.875%	1/15/19	17,000	17,061
JPMorgan Chase & Co.	6.125%	6/27/17	3,000	3,422
JPMorgan Chase & Co.	6.000%	1/15/18	6,000	6,940
JPMorgan Chase & Co.	1.800%	1/25/18	3,500	3,468
JPMorgan Chase & Co.	1.625%	5/15/18	3,395	3,327
JPMorgan Chase & Co.	6.300%	4/23/19	10,650	12,593
JPMorgan Chase & Co.	4.950%	3/25/20	12,300	13,648
JPMorgan Chase & Co.	4.400%	7/22/20	18,510	19,982
JPMorgan Chase & Co.	4.250%	10/15/20	26,930	28,732
JPMorgan Chase & Co.	4.625%	5/10/21	14,200	15,385
JPMorgan Chase & Co.	4.350%	8/15/21	16,600	17,635
JPMorgan Chase & Co.	4.500%	1/24/22	20,500	21,879
JPMorgan Chase & Co.	3.250%	9/23/22	17,000	16,364
JPMorgan Chase & Co.	3.200%	1/25/23	10,150	9,711
JPMorgan Chase Bank NA	6.000%	7/5/17	6,500	7,402
JPMorgan Chase Bank NA	6.000%	10/1/17	10,380	11,962
KeyBank NA	1.650%	2/1/18	4,000	3,951
7 Lloyds Bank plc	6.500%	9/14/20	8,170	9,151
Lloyds Bank plc	6.375%	1/21/21	38,592	45,745
Manufacturers & Traders Trust Co.	6.625%	12/4/17	8,555	10,080
Merrill Lynch & Co. Inc.	6.400%	8/28/17	7,850	9,097
Merrill Lynch & Co. Inc.	6.875%	4/25/18	8,123	9,626
Merrill Lynch & Co. Inc.	6.875%	11/15/18	2,797	3,372
Morgan Stanley	5.450%	1/9/17	3,000	3,330
Morgan Stanley	5.550%	4/27/17	2,300	2,580
Morgan Stanley	5.950%	12/28/17	2,000	2,284
Morgan Stanley	6.625%	4/1/18	5,700	6,691
Morgan Stanley	7.300%	5/13/19	15,000	18,209
Morgan Stanley	5.625%	9/23/19	20,500	23,323
Morgan Stanley	5.500%	1/26/20	20,535	23,108
Morgan Stanley	5.500%	7/24/20	12,000	13,495
Morgan Stanley	5.750%	1/25/21	24,000	27,470
Morgan Stanley	5.500%	7/28/21	6,600	7,426
Morgan Stanley	3.750%	2/25/23	7,000	6,903
National Australia Bank Ltd.	3.000%	1/20/23	20,190	19,173
7 Nordea Bank AB	1.625%	5/15/18	11,000	10,799
Northern Trust Co.	5.850%	11/9/17	7,280	8,343
Northern Trust Co.	6.500%	8/15/18	4,000	4,816
Northern Trust Corp.	3.450%	11/4/20	8,000	8,423

Northern Trust Corp.	3.375%	8/23/21	13,036	13,329
People's United Financial Inc.	3.650%	12/6/22	25,905	25,030
PNC Bank NA	6.000%	12/7/17	4,500	5,219
PNC Bank NA	6.875%	4/1/18	12,085	14,507
PNC Bank NA	2.700%	11/1/22	32,000	29,482
PNC Bank NA	2.950%	1/30/23	15,000	14,094
PNC Bank NA	3.800%	7/25/23	15,750	15,662
PNC Financial Services Group Inc.	2.854%	11/9/22	2,000	1,876
PNC Funding Corp.	6.700%	6/10/19	12,000	14,569
PNC Funding Corp.	5.125%	2/8/20	18,653	21,013
PNC Funding Corp.	4.375%	8/11/20	23,000	24,910
PNC Funding Corp.	3.300%	3/8/22	14,570	14,320
Regions Bank	7.500%	5/15/18	8,775	10,448
Regions Financial Corp.	2.000%	5/15/18	2,000	1,970
Royal Bank of Canada	2.200%	7/27/18	22,245	22,516
Royal Bank of Scotland Group plc	4.700%	7/3/18	2,000	2,051
Royal Bank of Scotland Group plc	6.400%	10/21/19	18,500	21,419
Royal Bank of Scotland NV	4.650%	6/4/18	1,550	1,608
Royal Bank of Scotland plc	5.625%	8/24/20	36,026	40,394
Royal Bank of Scotland plc	6.125%	1/11/21	29,500	33,737
Societe Generale SA	2.625%	10/1/18	4,210	4,254
7 Societe Generale SA	5.200%	4/15/21	7,800	8,582
Sovereign Bank	8.750%	5/30/18	5,000	5,944
State Street Corp.	1.350%	5/15/18	3,000	2,935
State Street Corp.	4.375%	3/7/21	22,340	24,290
State Street Corp.	3.100%	5/15/23	13,125	12,387
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	13,500	13,150
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	3,700	3,745
7 Swedbank AB	2.125%	9/29/17	1,220	1,235
UBS AG	5.875%	12/20/17	13,050	15,099
UBS AG	4.875%	8/4/20	56,100	63,067
Union Bank NA	5.950%	5/11/16	1,131	1,253
Union Bank NA	2.125%	6/16/17	3,695	3,763
Union Bank NA	2.625%	9/26/18	4,000	4,097
UnionBanCal Corp.	3.500%	6/18/22	21,891	21,892
US Bancorp	4.125%	5/24/21	20,513	22,021
US Bancorp	3.000%	3/15/22	21,124	20,741
US Bancorp	2.950%	7/15/22	35,200	33,330
5 US Bank NA	3.778%	4/29/20	6,395	6,656
Wachovia Bank NA	6.000%	11/15/17	8,000	9,249
Wachovia Corp.	5.625%	10/15/16	8,000	8,964
Wachovia Corp.	5.750%	2/1/18	11,025	12,883
8 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.500%	1/15/13	6,147	1
8 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.650%	8/15/14	7,500	1
8 Washington Mutual Bank / Debt not acquired
by JPMorgan	5.125%	1/15/15	9,000	1
Wells Fargo & Co.	5.625%	12/11/17	11,400	13,160
Wells Fargo & Co.	2.150%	1/15/19	14,231	14,281
Wells Fargo & Co.	4.600%	4/1/21	46,013	50,424
Wells Fargo & Co.	3.500%	3/8/22	37,657	38,287
Wells Fargo & Co.	3.450%	2/13/23	36,700	34,932
Wells Fargo & Co.	4.125%	8/15/23	15,500	15,519
Westpac Banking Corp.	1.600%	1/12/18	3,390	3,370
Westpac Banking Corp.	2.250%	7/30/18	9,010	9,132
Westpac Banking Corp.	4.875%	11/19/19	32,795	36,941

Brokerage (1.2%)
Ameriprise Financial Inc.	7.300%	6/28/19	6,200	7,758
Ameriprise Financial Inc.	5.300%	3/15/20	26,570	30,334
Ameriprise Financial Inc.	4.000%	10/15/23	14,000	14,347
BlackRock Inc.	6.250%	9/15/17	4,395	5,132
BlackRock Inc.	5.000%	12/10/19	7,000	8,018
BlackRock Inc.	4.250%	5/24/21	27,250	29,481
BlackRock Inc.	3.375%	6/1/22	17,000	17,236
Charles Schwab Corp.	6.375%	9/1/17	6,000	6,981
Charles Schwab Corp.	2.200%	7/25/18	1,300	1,318
Charles Schwab Corp.	4.450%	7/22/20	11,500	12,573
Charles Schwab Corp.	3.225%	9/1/22	15,000	14,712
Franklin Resources Inc.	4.625%	5/20/20	7,550	8,251
Franklin Resources Inc.	2.800%	9/15/22	11,000	10,459
Invesco Finance plc	3.125%	11/30/22	22,485	21,248
Jefferies Group LLC	6.875%	4/15/21	3,000	3,380
Jefferies Group LLC	5.125%	1/20/23	3,000	3,019
8 Lehman Brothers Holdings Inc.	6.500%	7/19/17	20,000	2

Finance Companies (1.9%)
General Electric Capital Corp.	5.400%	2/15/17	2,760	3,115
General Electric Capital Corp.	2.300%	4/27/17	2,000	2,062
General Electric Capital Corp.	5.625%	9/15/17	6,192	7,112
General Electric Capital Corp.	5.625%	5/1/18	12,975	14,991
General Electric Capital Corp.	6.000%	8/7/19	12,900	15,253
General Electric Capital Corp.	5.500%	1/8/20	20,772	23,997
General Electric Capital Corp.	5.550%	5/4/20	4,000	4,632
General Electric Capital Corp.	4.375%	9/16/20	24,250	26,384
General Electric Capital Corp.	4.625%	1/7/21	15,192	16,662
General Electric Capital Corp.	5.300%	2/11/21	13,500	15,029
General Electric Capital Corp.	4.650%	10/17/21	35,847	39,341
General Electric Capital Corp.	3.150%	9/7/22	13,845	13,542
General Electric Capital Corp.	3.100%	1/9/23	1,000	964
5 General Electric Capital Corp.	6.375%	11/15/67	7,000	7,595
HSBC Finance Corp.	6.676%	1/15/21	89,189	103,680
SLM Corp.	6.250%	1/25/16	9,000	9,835
SLM Corp.	6.000%	1/25/17	9,020	9,833
SLM Corp.	4.625%	9/25/17	5,000	5,181

Insurance (4.8%)
ACE INA Holdings Inc.	2.700%	3/13/23	11,195	10,616
Aetna Inc.	6.500%	9/15/18	10,318	12,300
Aetna Inc.	3.950%	9/1/20	12,000	12,676
Aetna Inc.	2.750%	11/15/22	31,000	28,941
Aflac Inc.	8.500%	5/15/19	9,940	12,918
Aflac Inc.	4.000%	2/15/22	5,000	5,182
Aflac Inc.	3.625%	6/15/23	16,000	15,777
Alleghany Corp.	4.950%	6/27/22	2,586	2,764
Allied World Assurance Co. Ltd.	5.500%	11/15/20	2,000	2,198
Allstate Corp.	3.150%	6/15/23	10,000	9,805
5 Allstate Corp.	5.750%	8/15/53	5,000	5,113
Alterra Finance LLC	6.250%	9/30/20	8,000	9,077
American Financial Group Inc.	9.875%	6/15/19	10,000	13,109
American International Group Inc.	3.800%	3/22/17	2,980	3,187
American International Group Inc.	5.450%	5/18/17	5,000	5,634
American International Group Inc.	5.850%	1/16/18	14,174	16,336
American International Group Inc.	8.250%	8/15/18	19,700	24,913
American International Group Inc.	3.375%	8/15/20	3,000	3,050

American International Group Inc.	6.400%	12/15/20	15,000	17,948
American International Group Inc.	4.875%	6/1/22	4,650	5,088
Axis Specialty Finance LLC	5.875%	6/1/20	21,240	23,652
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	12,000	13,005
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	11,360	11,143
Berkshire Hathaway Inc.	3.750%	8/15/21	20,000	20,964
Berkshire Hathaway Inc.	3.400%	1/31/22	7,706	7,817
5 Chubb Corp.	6.375%	3/29/67	4,900	5,341
Cigna Corp.	4.500%	3/15/21	5,000	5,396
Cigna Corp.	4.000%	2/15/22	10,645	10,963
CNA Financial Corp.	5.875%	8/15/20	5,000	5,790
Coventry Health Care Inc.	5.450%	6/15/21	5,000	5,604
Genworth Holdings Inc.	7.700%	6/15/20	3,000	3,610
Genworth Holdings Inc.	7.200%	2/15/21	3,000	3,551
Genworth Holdings Inc.	7.625%	9/24/21	5,000	6,121
Genworth Holdings Inc.	4.900%	8/15/23	5,000	5,189
Hartford Financial Services Group Inc.	5.125%	4/15/22	10,880	12,155
Humana Inc.	3.150%	12/1/22	1,000	945
Infinity Property & Casualty Corp.	5.000%	9/19/22	10,547	10,660
7 Jackson National Life Global Funding	4.700%	6/1/18	2,500	2,668
Lincoln National Corp.	6.250%	2/15/20	5,000	5,867
Lincoln National Corp.	4.200%	3/15/22	2,000	2,070
Loews Corp.	2.625%	5/15/23	8,000	7,376
Manulife Financial Corp.	4.900%	9/17/20	24,150	26,276
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	5,000	5,062
7 MassMutual Global Funding II	2.500%	10/17/22	4,000	3,695
MetLife Inc.	7.717%	2/15/19	23,939	30,240
MetLife Inc.	4.750%	2/8/21	25,000	27,595
MetLife Inc.	3.048%	12/15/22	7,000	6,718
MetLife Inc.	4.368%	9/15/23	21,430	22,574
7 Metropolitan Life Global Funding I	3.000%	1/10/23	3,500	3,351
7 Nationwide Financial Services Inc.	5.375%	3/25/21	9,938	10,772
OneBeacon US Holdings Inc.	4.600%	11/9/22	4,000	4,000
7 Pacific LifeCorp	6.000%	2/10/20	9,800	10,992
PartnerRe Finance A LLC	6.875%	6/1/18	3,857	4,518
PartnerRe Finance B LLC	5.500%	6/1/20	16,550	18,275
Principal Financial Group Inc.	8.875%	5/15/19	11,195	14,669
Principal Financial Group Inc.	3.300%	9/15/22	14,870	14,535
Principal Financial Group Inc.	3.125%	5/15/23	4,000	3,817
Progressive Corp.	3.750%	8/23/21	13,250	13,806
5 Progressive Corp.	6.700%	6/15/67	6,500	7,004
Prudential Financial Inc.	4.500%	11/15/20	5,000	5,439
5 Prudential Financial Inc.	5.875%	9/15/42	6,000	6,105
5 Prudential Financial Inc.	5.625%	6/15/43	7,875	7,826
5 Prudential Financial Inc.	5.200%	3/15/44	5,000	4,825
Reinsurance Group of America Inc.	5.000%	6/1/21	5,000	5,375
Reinsurance Group of America Inc.	4.700%	9/15/23	7,000	7,264
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	11,250	13,152
7 Swiss Re Treasury US Corp.	2.875%	12/6/22	2,000	1,896
Torchmark Corp.	9.250%	6/15/19	3,000	3,942
Travelers Cos. Inc.	5.800%	5/15/18	2,328	2,726
Travelers Cos. Inc.	5.900%	6/2/19	3,000	3,574
Travelers Cos. Inc.	3.900%	11/1/20	4,405	4,740
Trinity Acquisition plc	4.625%	8/15/23	3,000	3,018
UnitedHealth Group Inc.	3.875%	10/15/20	14,000	14,872
UnitedHealth Group Inc.	4.700%	2/15/21	13,000	14,231
UnitedHealth Group Inc.	3.375%	11/15/21	8,000	8,026
UnitedHealth Group Inc.	2.875%	3/15/22	34,316	33,236

UnitedHealth Group Inc.	2.750%	2/15/23	12,000	11,302
UnitedHealth Group Inc.	2.875%	3/15/23	14,000	13,308
WellPoint Inc.	4.350%	8/15/20	2,000	2,149
WellPoint Inc.	3.700%	8/15/21	8,090	8,205
WR Berkley Corp.	4.625%	3/15/22	2,977	3,119

Other Finance (0.3%)
CME Group Inc.	3.000%	9/15/22	10,805	10,413
IntercontinentalExchange Group Inc.	4.000%	10/15/23	34,330	34,925
NYSE Euronext	2.000%	10/5/17	8,000	8,030
ORIX Corp.	3.750%	3/9/17	5,500	5,744

Real Estate Investment Trusts (2.1%)
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	2,000	1,923
BioMed Realty LP	4.250%	7/15/22	9,082	8,914
Boston Properties LP	3.700%	11/15/18	4,000	4,253
Boston Properties LP	4.125%	5/15/21	6,000	6,175
Boston Properties LP	3.850%	2/1/23	6,373	6,378
Brandywine Operating Partnership LP	4.950%	4/15/18	5,000	5,407
Brandywine Operating Partnership LP	3.950%	2/15/23	2,000	1,916
Camden Property Trust	4.875%	6/15/23	5,000	5,297
Corporate Office Properties LP	3.600%	5/15/23	11,025	10,223
DDR Corp.	7.500%	4/1/17	1,750	2,055
DDR Corp.	4.750%	4/15/18	3,000	3,273
DDR Corp.	7.875%	9/1/20	5,000	6,157
Duke Realty LP	6.500%	1/15/18	5	6
Duke Realty LP	4.375%	6/15/22	11,838	11,885
Federal Realty Investment Trust	3.000%	8/1/22	13,924	13,014
7 Goodman Funding Pty Ltd.	6.375%	4/15/21	2,400	2,690
7 Goodman Funding Pty Ltd.	6.000%	3/22/22	5,000	5,501
HCP Inc.	3.750%	2/1/19	3,000	3,131
HCP Inc.	2.625%	2/1/20	7,000	6,767
HCP Inc.	5.375%	2/1/21	11,600	12,840
HCP Inc.	3.150%	8/1/22	2,000	1,867
Health Care REIT Inc.	6.125%	4/15/20	5,000	5,758
Health Care REIT Inc.	4.950%	1/15/21	8,000	8,564
Health Care REIT Inc.	3.750%	3/15/23	5,000	4,768
Healthcare Realty Trust Inc.	5.750%	1/15/21	5,000	5,516
Healthcare Realty Trust Inc.	3.750%	4/15/23	7,000	6,631
Kilroy Realty LP	6.625%	6/1/20	7,470	8,617
Kilroy Realty LP	3.800%	1/15/23	8,736	8,343
Liberty Property LP	4.750%	10/1/20	9,565	10,215
Liberty Property LP	4.400%	2/15/24	4,000	4,043
Mid-America Apartments LP	4.300%	10/15/23	6,000	6,010
ProLogis LP	6.250%	3/15/17	1,520	1,728
ProLogis LP	6.625%	5/15/18	12,284	14,475
Realty Income Corp.	5.750%	1/15/21	3,000	3,371
Realty Income Corp.	3.250%	10/15/22	12,000	11,158
Senior Housing Properties Trust	6.750%	12/15/21	4,000	4,465
Simon Property Group LP	10.350%	4/1/19	10,815	14,852
Simon Property Group LP	5.650%	2/1/20	31,200	36,008
Simon Property Group LP	4.375%	3/1/21	26,594	28,638
Simon Property Group LP	4.125%	12/1/21	20,822	22,017
Simon Property Group LP	3.375%	3/15/22	7,000	6,983
Simon Property Group LP	2.750%	2/1/23	3,500	3,284
UDR Inc.	4.625%	1/10/22	3,455	3,612
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	3,000	3,211

Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	3,000	3,072
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	5,000	4,750
				4,465,809
Industrial (41.8%)
Basic Industry (3.6%)
Air Products & Chemicals Inc.	4.375%	8/21/19	7,325	7,996
Air Products & Chemicals Inc.	3.000%	11/3/21	10,235	10,092
Barrick Gold Corp.	3.850%	4/1/22	18,500	16,829
Barrick Gold Corp.	4.100%	5/1/23	5,000	4,530
Barrick North America Finance LLC	4.400%	5/30/21	11,930	11,484
Barrick PD Australia Finance Pty Ltd.	4.950%	1/15/20	1,062	1,073
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	4,122	4,172
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	5,555	6,300
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	29,030	29,237
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	30,050	29,237
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	22,500	22,873
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	3,500	3,536
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	4,000	3,949
CF Industries Inc.	7.125%	5/1/20	11,480	13,690
CF Industries Inc.	3.450%	6/1/23	5,685	5,404
Dow Chemical Co.	4.125%	11/15/21	5,250	5,430
Dow Chemical Co.	3.000%	11/15/22	4,000	3,749
Eastman Chemical Co.	4.500%	1/15/21	8,139	8,563
Eastman Chemical Co.	3.600%	8/15/22	3,500	3,418
EI du Pont de Nemours & Co.	4.625%	1/15/20	19,618	21,677
EI du Pont de Nemours & Co.	3.625%	1/15/21	13,635	14,237
EI du Pont de Nemours & Co.	4.250%	4/1/21	4,000	4,316
EI du Pont de Nemours & Co.	2.800%	2/15/23	12,225	11,544
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	4,300	4,160
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	13,000	12,246
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	16,000	15,150
Goldcorp Inc.	3.700%	3/15/23	4,000	3,738
International Paper Co.	9.375%	5/15/19	7,000	9,279
International Paper Co.	4.750%	2/15/22	4,000	4,283
LyondellBasell Industries NV	5.000%	4/15/19	8,000	8,900
LyondellBasell Industries NV	6.000%	11/15/21	5,000	5,806
Nucor Corp.	4.125%	9/15/22	19,250	19,501
Plains Exploration & Production Co.	6.125%	6/15/19	2,105	2,302
Plains Exploration & Production Co.	6.500%	11/15/20	8,945	9,839
Plains Exploration & Production Co.	6.625%	5/1/21	4,000	4,370
Plains Exploration & Production Co.	6.750%	2/1/22	7,615	8,396
Plains Exploration & Production Co.	6.875%	2/15/23	7,600	8,417
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	7,410	8,868
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	3,110	3,440
Praxair Inc.	4.500%	8/15/19	3,000	3,388
Praxair Inc.	4.050%	3/15/21	8,000	8,492
Praxair Inc.	3.000%	9/1/21	16,915	16,881
Praxair Inc.	2.450%	2/15/22	11,215	10,608
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	13,000	17,036
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	19,000	19,356
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	26,935	27,954
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	22,820	23,054
Rio Tinto Finance USA plc	2.250%	12/14/18	7,500	7,521
Rio Tinto Finance USA plc	3.500%	3/22/22	25,000	24,644
Rio Tinto Finance USA plc	2.875%	8/21/22	15,000	14,058
Syngenta Finance NV	3.125%	3/28/22	8,895	8,782
Teck Resources Ltd.	3.000%	3/1/19	2,000	1,996

Teck Resources Ltd.	4.500%	1/15/21	2,000	2,025
Teck Resources Ltd.	3.750%	2/1/23	5,000	4,723
Vale Overseas Ltd.	5.625%	9/15/19	18,000	19,745
Vale Overseas Ltd.	4.625%	9/15/20	5,000	5,174
Vale Overseas Ltd.	4.375%	1/11/22	10,500	10,284
7 Xstrata Finance Canada Ltd.	4.950%	11/15/21	5,000	5,100

Capital Goods (5.3%)
ABB Finance USA Inc.	2.875%	5/8/22	5,000	4,866
7 ABB Treasury Center USA Inc.	4.000%	6/15/21	7,000	7,347
Acuity Brands Lighting Inc.	6.000%	12/15/19	10,000	10,990
Boeing Capital Corp.	2.900%	8/15/18	6,907	7,254
Boeing Capital Corp.	4.700%	10/27/19	4,032	4,582
Boeing Co.	3.750%	11/20/16	3,300	3,584
Boeing Co.	0.950%	5/15/18	9,985	9,673
Boeing Co.	6.000%	3/15/19	2,750	3,285
Boeing Co.	4.875%	2/15/20	21,680	24,777
Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	2,214
Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	2,313
Caterpillar Financial Services Corp.	1.250%	11/6/17	2,775	2,739
Caterpillar Financial Services Corp.	5.450%	4/15/18	14,406	16,609
Caterpillar Financial Services Corp.	7.150%	2/15/19	14,000	17,333
Caterpillar Inc.	7.900%	12/15/18	10,215	13,061
Caterpillar Inc.	3.900%	5/27/21	6,000	6,334
CRH America Inc.	6.000%	9/30/16	18,126	20,455
Danaher Corp.	2.300%	6/23/16	9,350	9,682
Danaher Corp.	5.400%	3/1/19	2,535	2,936
Danaher Corp.	3.900%	6/23/21	19,577	20,813
Deere & Co.	4.375%	10/16/19	11,850	13,245
Deere & Co.	2.600%	6/8/22	25,000	23,974
Dover Corp.	4.300%	3/1/21	7,000	7,599
7 EADS Finance BV	2.700%	4/17/23	18,000	16,851
7 Embraer Overseas Ltd.	5.696%	9/16/23	7,025	7,059
Embraer SA	5.150%	6/15/22	8,000	8,067
Emerson Electric Co.	4.875%	10/15/19	4,000	4,584
Emerson Electric Co.	2.625%	2/15/23	17,990	17,349
Flowserve Corp.	3.500%	9/15/22	5,000	4,808
General Dynamics Corp.	1.000%	11/15/17	4,075	3,996
General Dynamics Corp.	3.875%	7/15/21	23,155	24,344
General Dynamics Corp.	2.250%	11/15/22	20,000	18,344
General Electric Co.	5.250%	12/6/17	12,925	14,773
General Electric Co.	2.700%	10/9/22	40,000	38,370
Harsco Corp.	5.750%	5/15/18	7,065	7,573
Honeywell International Inc.	5.300%	3/1/18	9,772	11,254
Honeywell International Inc.	5.000%	2/15/19	7,409	8,477
Honeywell International Inc.	4.250%	3/1/21	22,075	24,274
Illinois Tool Works Inc.	6.250%	4/1/19	9,950	11,943
Illinois Tool Works Inc.	3.375%	9/15/21	5,000	5,120
7 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,000	7,028
John Deere Capital Corp.	2.000%	1/13/17	9,500	9,758
John Deere Capital Corp.	1.200%	10/10/17	1,250	1,236
John Deere Capital Corp.	5.350%	4/3/18	3,000	3,457
John Deere Capital Corp.	5.750%	9/10/18	8,000	9,388
John Deere Capital Corp.	2.250%	4/17/19	8,400	8,478
John Deere Capital Corp.	1.700%	1/15/20	7,000	6,661
John Deere Capital Corp.	3.900%	7/12/21	12,180	12,885
John Deere Capital Corp.	3.150%	10/15/21	8,050	8,084
John Deere Capital Corp.	2.750%	3/15/22	12,800	12,381

John Deere Capital Corp.	2.800%	1/27/23	4,000	3,827
L-3 Communications Corp.	5.200%	10/15/19	8,500	9,270
L-3 Communications Corp.	4.750%	7/15/20	4,000	4,228
Lockheed Martin Corp.	7.650%	5/1/16	5,000	5,826
Lockheed Martin Corp.	4.250%	11/15/19	22,810	25,032
Lockheed Martin Corp.	3.350%	9/15/21	15,000	15,115
Mohawk Industries Inc.	3.850%	2/1/23	15,000	14,490
Owens Corning	6.500%	12/1/16	2,102	2,354
Owens Corning	9.000%	6/15/19	1,179	1,456
Precision Castparts Corp.	1.250%	1/15/18	12,735	12,504
Precision Castparts Corp.	2.500%	1/15/23	22,000	20,449
Raytheon Co.	6.400%	12/15/18	5,725	6,900
Raytheon Co.	4.400%	2/15/20	5,845	6,380
Raytheon Co.	3.125%	10/15/20	17,285	17,573
Raytheon Co.	2.500%	12/15/22	23,300	21,566
Republic Services Inc.	5.500%	9/15/19	7,400	8,439
Republic Services Inc.	5.000%	3/1/20	4,400	4,853
Republic Services Inc.	5.250%	11/15/21	4,000	4,433
Republic Services Inc.	3.550%	6/1/22	3,000	2,941
Rockwell Automation Inc.	5.650%	12/1/17	5,000	5,757
Rockwell Collins Inc.	3.100%	11/15/21	4,000	3,942
Roper Industries Inc.	2.050%	10/1/18	3,175	3,146
Roper Industries Inc.	6.250%	9/1/19	2,700	3,158
Roper Industries Inc.	3.125%	11/15/22	3,000	2,836
7 Schneider Electric SA	2.950%	9/27/22	15,000	14,210
Stanley Black & Decker Inc.	2.900%	11/1/22	7,000	6,638
United Technologies Corp.	1.800%	6/1/17	4,000	4,073
United Technologies Corp.	5.375%	12/15/17	3,005	3,465
United Technologies Corp.	6.125%	2/1/19	5,500	6,605
United Technologies Corp.	4.500%	4/15/20	20,500	22,915
United Technologies Corp.	3.100%	6/1/22	64,930	64,163
Waste Management Inc.	7.375%	3/11/19	4,250	5,179
Waste Management Inc.	2.900%	9/15/22	6,500	6,092

Communication (5.5%)
America Movil SAB de CV	5.625%	11/15/17	7,424	8,438
America Movil SAB de CV	5.000%	10/16/19	12,000	13,219
America Movil SAB de CV	5.000%	3/30/20	24,500	26,825
America Movil SAB de CV	3.125%	7/16/22	39,300	36,984
American Tower Corp.	4.500%	1/15/18	10,000	10,755
American Tower Corp.	3.500%	1/31/23	7,000	6,450
AT&T Inc.	1.700%	6/1/17	10,000	10,042
AT&T Inc.	5.500%	2/1/18	22,085	25,163
AT&T Inc.	5.800%	2/15/19	27,849	32,367
AT&T Inc.	4.450%	5/15/21	22,500	23,692
AT&T Inc.	3.875%	8/15/21	25,729	26,049
AT&T Inc.	3.000%	2/15/22	41,396	38,868
AT&T Inc.	2.625%	12/1/22	21,000	18,852
7 British Sky Broadcasting Group plc	6.100%	2/15/18	4,470	5,129
7 British Sky Broadcasting Group plc	9.500%	11/15/18	9,640	12,650
7 British Sky Broadcasting Group plc	3.125%	11/26/22	5,000	4,671
CBS Corp.	8.875%	5/15/19	3,458	4,441
CBS Corp.	4.300%	2/15/21	3,000	3,139
CBS Corp.	3.375%	3/1/22	3,000	2,931
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	19,000	24,397
Comcast Cable Communications LLC	8.875%	5/1/17	3,400	4,249
Comcast Corp.	5.700%	5/15/18	2,767	3,232

Comcast Corp.	5.700%	7/1/19	12,568	14,728
Comcast Corp.	5.150%	3/1/20	23,720	27,078
Comcast Corp.	3.125%	7/15/22	39,126	38,615
Comcast Corp.	2.850%	1/15/23	9,487	9,130
7 Deutsche Telekom International Finance BV	2.250%	3/6/17	7,395	7,538
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	3,000	3,403
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	4,500	4,848
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	9,375	9,620
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	6,035	6,329
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	1,800	1,729
Discovery Communications LLC	4.375%	6/15/21	5,000	5,287
Discovery Communications LLC	3.300%	5/15/22	5,000	4,845
Interpublic Group of Cos. Inc.	3.750%	2/15/23	5,000	4,751
Moody's Corp.	4.500%	9/1/22	16,700	16,883
NBCUniversal Media LLC	5.150%	4/30/20	27,060	30,948
NBCUniversal Media LLC	4.375%	4/1/21	39,600	43,084
NBCUniversal Media LLC	2.875%	1/15/23	15,000	14,418
21st Century Fox America Inc.	6.900%	3/1/19	7,000	8,514
21st Century Fox America Inc.	3.000%	9/15/22	6,000	5,725
Omnicom Group Inc.	4.450%	8/15/20	14,200	14,964
Qwest Corp.	6.750%	12/1/21	12,628	13,792
Telefonica Emisiones SAU	5.877%	7/15/19	9,000	10,071
Telefonica Emisiones SAU	5.134%	4/27/20	9,000	9,499
Telefonica Emisiones SAU	5.462%	2/16/21	5,000	5,312
Telefonica Emisiones SAU	4.570%	4/27/23	3,000	2,989
Time Warner Cable Inc.	5.850%	5/1/17	2,000	2,201
Time Warner Cable Inc.	6.750%	7/1/18	13,000	14,622
Time Warner Cable Inc.	8.250%	4/1/19	15,000	17,562
Time Warner Cable Inc.	5.000%	2/1/20	8,363	8,556
Time Warner Cable Inc.	4.000%	9/1/21	4,000	3,754
Verizon Communications Inc.	5.500%	4/1/17	1,200	1,352
Verizon Communications Inc.	5.500%	2/15/18	5,825	6,626
Verizon Communications Inc.	6.100%	4/15/18	3,640	4,235
Verizon Communications Inc.	8.750%	11/1/18	15,594	20,114
Verizon Communications Inc.	6.350%	4/1/19	18,806	22,196
Verizon Communications Inc.	4.600%	4/1/21	10,000	10,733
Verizon Communications Inc.	3.500%	11/1/21	17,971	17,910
Verizon Communications Inc.	2.450%	11/1/22	7,200	6,492
Verizon Communications Inc.	5.150%	9/15/23	25,000	27,156
Vodafone Group plc	1.250%	9/26/17	8,200	8,031
Vodafone Group plc	1.500%	2/19/18	11,750	11,543
Vodafone Group plc	5.450%	6/10/19	6,000	6,892
Vodafone Group plc	4.375%	3/16/21	4,500	4,811
Vodafone Group plc	2.500%	9/26/22	34,000	31,032
Vodafone Group plc	2.950%	2/19/23	26,000	24,150
WPP Finance 2010	4.750%	11/21/21	5,000	5,221
WPP Finance 2010	3.625%	9/7/22	9,172	8,819

Consumer Cyclical (4.6%)
American Honda Finance Corp.	2.125%	10/10/18	7,500	7,551
AutoZone Inc.	4.000%	11/15/20	7,000	7,252
AutoZone Inc.	3.700%	4/15/22	3,000	2,970
AutoZone Inc.	2.875%	1/15/23	8,500	7,833

Brinker International Inc.	3.875%	5/15/23	7,000	6,541
Cummins Inc.	3.650%	10/1/23	7,500	7,644
7 Daimler Finance North America LLC	2.375%	8/1/18	17,325	17,422
7 Daimler Finance North America LLC	3.875%	9/15/21	1,900	1,955
Dollar General Corp.	3.250%	4/15/23	8,500	7,845
eBay Inc.	2.600%	7/15/22	10,000	9,381
Ford Motor Credit Co. LLC	3.000%	6/12/17	5,250	5,458
Ford Motor Credit Co. LLC	6.625%	8/15/17	13,056	15,191
Ford Motor Credit Co. LLC	5.000%	5/15/18	17,348	19,218
Ford Motor Credit Co. LLC	8.125%	1/15/20	5,500	6,962
Ford Motor Credit Co. LLC	5.750%	2/1/21	19,545	22,229
Ford Motor Credit Co. LLC	5.875%	8/2/21	18,000	20,654
Ford Motor Credit Co. LLC	4.375%	8/6/23	5,000	5,150
Gap Inc.	5.950%	4/12/21	25,000	27,703
7 General Motors Co.	3.500%	10/2/18	6,570	6,701
7 Harley-Davidson Financial Services Inc.	2.700%	3/15/17	3,618	3,736
7 Harley-Davidson Funding Corp.	6.800%	6/15/18	11,725	13,976
Home Depot Inc.	2.700%	4/1/23	14,625	13,865
Host Hotels & Resorts LP	3.750%	10/15/23	10,000	9,500
7 Hyundai Capital America	3.750%	4/6/16	1,740	1,824
7 Hyundai Capital America	4.000%	6/8/17	4,798	5,069
7 Hyundai Capital Services Inc.	6.000%	5/5/15	3,000	3,204
7 Hyundai Capital Services Inc.	4.375%	7/27/16	2,160	2,311
7 Kia Motors Corp.	3.625%	6/14/16	3,200	3,343
Lowe's Cos. Inc.	4.625%	4/15/20	9,750	10,836
Lowe's Cos. Inc.	3.750%	4/15/21	5,950	6,234
Lowe's Cos. Inc.	3.800%	11/15/21	11,650	12,100
Lowe's Cos. Inc.	3.120%	4/15/22	24,000	23,634
Lowe's Cos. Inc.	3.875%	9/15/23	7,000	7,200
Macy's Retail Holdings Inc.	3.875%	1/15/22	6,000	5,981
Macy's Retail Holdings Inc.	2.875%	2/15/23	12,500	11,374
Macy's Retail Holdings Inc.	4.375%	9/1/23	1,500	1,528
Marriott International Inc.	6.375%	6/15/17	3,040	3,439
Marriott International Inc.	3.000%	3/1/19	2,500	2,544
Marriott International Inc.	3.250%	9/15/22	3,500	3,334
McDonald's Corp.	3.625%	5/20/21	4,500	4,748
McDonald's Corp.	2.625%	1/15/22	9,000	8,751
NIKE Inc.	2.250%	5/1/23	6,200	5,727
Nordstrom Inc.	4.750%	5/1/20	15,000	16,679
Nordstrom Inc.	4.000%	10/15/21	7,500	7,913
NVR Inc.	3.950%	9/15/22	10,000	9,730
O'Reilly Automotive Inc.	4.625%	9/15/21	7,000	7,390
O'Reilly Automotive Inc.	3.850%	6/15/23	7,000	6,874
PACCAR Financial Corp.	1.600%	3/15/17	2,500	2,519
Staples Inc.	2.750%	1/12/18	7,000	7,089
Starbucks Corp.	3.850%	10/1/23	12,000	12,339
Target Corp.	2.900%	1/15/22	4,500	4,429
Time Warner Inc.	4.875%	3/15/20	5,000	5,527
Time Warner Inc.	4.750%	3/29/21	6,500	7,052
Time Warner Inc.	4.000%	1/15/22	5,000	5,141
TJX Cos. Inc.	6.950%	4/15/19	15,663	19,048
TJX Cos. Inc.	2.500%	5/15/23	13,000	12,147
Toyota Motor Credit Corp.	4.500%	6/17/20	9,000	9,924
Toyota Motor Credit Corp.	4.250%	1/11/21	5,155	5,590
Toyota Motor Credit Corp.	3.400%	9/15/21	12,460	12,720
Toyota Motor Credit Corp.	3.300%	1/12/22	16,000	16,115
VF Corp.	3.500%	9/1/21	9,255	9,382
Viacom Inc.	3.125%	6/15/22	4,365	4,129

Viacom Inc.	4.250%	9/1/23	15,000	15,327
7 Volkswagen International Finance NV	2.875%	4/1/16	3,000	3,129
7 Volkswagen International Finance NV	1.600%	11/20/17	6,300	6,261
7 Volkswagen International Finance NV	4.000%	8/12/20	7,500	8,014
Wal-Mart Stores Inc.	3.625%	7/8/20	5,515	5,870
Wal-Mart Stores Inc.	3.250%	10/25/20	28,195	29,359
Wal-Mart Stores Inc.	4.250%	4/15/21	19,824	21,815
Wal-Mart Stores Inc.	2.550%	4/11/23	57,500	53,855
Walgreen Co.	5.250%	1/15/19	4,125	4,677
Walgreen Co.	3.100%	9/15/22	19,000	18,119
Walt Disney Co.	2.750%	8/16/21	11,500	11,366
Walt Disney Co.	2.550%	2/15/22	3,000	2,881
Walt Disney Co.	2.350%	12/1/22	10,000	9,321
7 Wesfarmers Ltd.	1.874%	3/20/18	6,000	5,946
Wyndham Worldwide Corp.	5.625%	3/1/21	2,500	2,719
Wyndham Worldwide Corp.	4.250%	3/1/22	4,000	3,972
Wyndham Worldwide Corp.	3.900%	3/1/23	2,000	1,933

Consumer Noncyclical (11.6%)
AbbVie Inc.	2.000%	11/6/18	12,500	12,483
AbbVie Inc.	2.900%	11/6/22	25,000	23,815
Actavis Inc.	1.875%	10/1/17	5,000	4,984
Actavis Inc.	3.250%	10/1/22	15,000	14,208
Allergan Inc.	5.750%	4/1/16	12,000	13,372
Allergan Inc.	3.375%	9/15/20	9,000	9,367
Allergan Inc.	2.800%	3/15/23	5,000	4,781
Altria Group Inc.	9.700%	11/10/18	13,654	18,337
Altria Group Inc.	9.250%	8/6/19	8,014	10,687
Altria Group Inc.	4.750%	5/5/21	11,800	12,726
Altria Group Inc.	2.850%	8/9/22	10,000	9,298
AmerisourceBergen Corp.	5.875%	9/15/15	3,000	3,278
AmerisourceBergen Corp.	4.875%	11/15/19	6,270	7,080
AmerisourceBergen Corp.	3.500%	11/15/21	10,000	10,127
Amgen Inc.	2.125%	5/15/17	5,300	5,414
Amgen Inc.	5.850%	6/1/17	3,460	3,976
Amgen Inc.	6.150%	6/1/18	5,000	5,890
Amgen Inc.	5.700%	2/1/19	8,080	9,347
Amgen Inc.	3.450%	10/1/20	8,750	9,011
Amgen Inc.	3.625%	5/15/22	12,000	12,067
Anheuser-Busch Cos. LLC	5.600%	3/1/17	5,375	6,122
Anheuser-Busch Cos. LLC	5.500%	1/15/18	80	93
Anheuser-Busch Cos. LLC	5.000%	3/1/19	3,145	3,556
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	18,375	17,385
Anheuser-Busch InBev Worldwide Inc.	5.375%	11/15/14	6,100	6,404
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	28,570	36,152
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	18,514	23,115
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	42,085	48,650
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	18,286	20,817
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	5,000	5,464
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	39,177	36,913
Archer-Daniels-Midland Co.	5.450%	3/15/18	6,388	7,356
Archer-Daniels-Midland Co.	4.479%	3/1/21	13,750	14,928
AstraZeneca plc	1.950%	9/18/19	7,140	7,066
Avon Products Inc.	4.600%	3/15/20	3,350	3,477
Avon Products Inc.	5.000%	3/15/23	2,500	2,535
7 BAT International Finance plc	9.500%	11/15/18	4,000	5,375
Baxter International Inc.	5.375%	6/1/18	2,000	2,311
Baxter International Inc.	4.500%	8/15/19	2,000	2,238

Baxter International Inc.	4.250%	3/15/20	3,000	3,267
Baxter International Inc.	2.400%	8/15/22	10,965	10,203
Baxter International Inc.	3.200%	6/15/23	7,670	7,533
Becton Dickinson & Co.	5.000%	5/15/19	4,700	5,390
Becton Dickinson & Co.	3.250%	11/12/20	14,704	15,058
Becton Dickinson & Co.	3.125%	11/8/21	5,025	5,010
Boston Scientific Corp.	6.000%	1/15/20	6,500	7,563
Boston Scientific Corp.	4.125%	10/1/23	2,000	2,017
Bottling Group LLC	5.125%	1/15/19	10,275	11,748
Bristol-Myers Squibb Co.	3.250%	11/1/23	8,200	8,063
Brown-Forman Corp.	1.000%	1/15/18	930	911
Brown-Forman Corp.	2.250%	1/15/23	4,350	3,994
Cardinal Health Inc.	4.625%	12/15/20	6,352	6,911
Cardinal Health Inc.	3.200%	3/15/23	2,500	2,379
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,500	1,394
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	2,000	2,026
Celgene Corp.	3.950%	10/15/20	5,762	6,048
Celgene Corp.	3.250%	8/15/22	7,000	6,720
Clorox Co.	3.800%	11/15/21	5,000	5,087
Clorox Co.	3.050%	9/15/22	3,000	2,896
Coca-Cola Co.	4.875%	3/15/19	9,200	10,518
Coca-Cola Co.	3.150%	11/15/20	17,950	18,652
Coca-Cola Co.	3.300%	9/1/21	25,245	26,038
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	5,000	5,315
Colgate-Palmolive Co.	3.150%	8/5/15	2,000	2,096
Colgate-Palmolive Co.	2.300%	5/3/22	8,000	7,583
Colgate-Palmolive Co.	2.100%	5/1/23	10,000	9,130
ConAgra Foods Inc.	7.000%	4/15/19	3,200	3,849
ConAgra Foods Inc.	3.250%	9/15/22	5,000	4,802
ConAgra Foods Inc.	3.200%	1/25/23	15,000	14,329
Constellation Brands Inc.	3.750%	5/1/21	4,250	4,059
Constellation Brands Inc.	4.250%	5/1/23	2,250	2,157
Covidien International Finance SA	4.200%	6/15/20	5,000	5,389
Covidien International Finance SA	3.200%	6/15/22	13,500	13,301
Covidien International Finance SA	2.950%	6/15/23	25,330	24,063
CR Bard Inc.	4.400%	1/15/21	13,000	13,875
Delhaize Group SA	6.500%	6/15/17	5,880	6,707
Delhaize Group SA	4.125%	4/10/19	5,000	5,244
DENTSPLY International Inc.	4.125%	8/15/21	1,900	1,930
Diageo Capital plc	4.828%	7/15/20	12,989	14,630
Diageo Capital plc	2.625%	4/29/23	15,000	14,008
Diageo Investment Corp.	2.875%	5/11/22	16,000	15,500
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	5,000	5,088
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	2,500	2,397
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	3,000	2,805
Estee Lauder Cos. Inc.	2.350%	8/15/22	5,000	4,616
Express Scripts Holding Co.	2.650%	2/15/17	5,500	5,702
Express Scripts Holding Co.	7.250%	6/15/19	3,000	3,703
Express Scripts Holding Co.	4.750%	11/15/21	13,625	14,720
Express Scripts Holding Co.	3.900%	2/15/22	8,000	8,177
Flowers Foods Inc.	4.375%	4/1/22	2,000	2,004
General Mills Inc.	5.650%	2/15/19	3,000	3,503
General Mills Inc.	3.150%	12/15/21	8,000	7,995
Genzyme Corp.	5.000%	6/15/20	15,349	17,286
Gilead Sciences Inc.	4.500%	4/1/21	7,996	8,666
Gilead Sciences Inc.	4.400%	12/1/21	14,050	15,190
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	7,400	8,627
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	12,000	11,455

GlaxoSmithKline Capital plc	2.850%	5/8/22	29,000	28,209
Hasbro Inc.	6.300%	9/15/17	5,000	5,747
7 Hawk Acquisition Sub Inc.	4.250%	10/15/20	2,100	2,037
Hershey Co.	4.850%	8/15/15	5,000	5,371
Hershey Co.	4.125%	12/1/20	4,125	4,493
Hormel Foods Corp.	4.125%	4/15/21	3,350	3,543
Kaiser Foundation Hospitals	3.500%	4/1/22	5,765	5,658
Kellogg Co.	1.750%	5/17/17	1,500	1,519
Kimberly-Clark Corp.	6.125%	8/1/17	8,449	9,885
Kimberly-Clark Corp.	7.500%	11/1/18	10,000	12,621
Kimberly-Clark Corp.	3.625%	8/1/20	3,300	3,519
Koninklijke Philips NV	3.750%	3/15/22	32,849	33,323
Kraft Foods Group Inc.	2.250%	6/5/17	3,980	4,075
Kraft Foods Group Inc.	6.125%	8/23/18	6,000	7,100
Kraft Foods Group Inc.	3.500%	6/6/22	17,600	17,485
Kroger Co.	2.200%	1/15/17	2,920	2,978
Kroger Co.	3.400%	4/15/22	3,000	2,925
Kroger Co.	3.850%	8/1/23	5,000	4,980
Life Technologies Corp.	6.000%	3/1/20	5,000	5,737
Lorillard Tobacco Co.	3.500%	8/4/16	3,100	3,270
Lorillard Tobacco Co.	2.300%	8/21/17	4,000	4,036
Lorillard Tobacco Co.	8.125%	6/23/19	6,000	7,390
Lorillard Tobacco Co.	6.875%	5/1/20	15,815	18,481
McKesson Corp.	7.500%	2/15/19	6,100	7,565
McKesson Corp.	4.750%	3/1/21	3,420	3,708
McKesson Corp.	2.700%	12/15/22	18,469	17,244
McKesson Corp.	2.850%	3/15/23	5,000	4,712
Medco Health Solutions Inc.	7.125%	3/15/18	5,185	6,249
Medtronic Inc.	4.450%	3/15/20	10,000	11,060
Medtronic Inc.	4.125%	3/15/21	8,558	9,173
Medtronic Inc.	3.125%	3/15/22	7,000	6,952
Medtronic Inc.	2.750%	4/1/23	20,000	18,885
Merck & Co. Inc.	6.000%	9/15/17	5,000	5,874
Merck & Co. Inc.	3.875%	1/15/21	21,450	22,886
Merck & Co. Inc.	2.400%	9/15/22	5,950	5,581
Merck & Co. Inc.	2.800%	5/18/23	22,500	21,517
Merck Sharp & Dohme Corp.	5.000%	6/30/19	10,000	11,469
Mondelez International Inc.	4.125%	2/9/16	3,000	3,206
Mondelez International Inc.	6.125%	2/1/18	13,000	15,123
Mondelez International Inc.	6.125%	8/23/18	4,231	4,965
Mondelez International Inc.	5.375%	2/10/20	23,750	26,979
7 Mylan Inc.	2.600%	6/24/18	5,940	5,971
7 Mylan Inc.	3.125%	1/15/23	8,325	7,679
Newell Rubbermaid Inc.	2.050%	12/1/17	2,180	2,170
Newell Rubbermaid Inc.	4.700%	8/15/20	5,000	5,359
Novartis Capital Corp.	4.400%	4/24/20	15,000	16,571
Novartis Capital Corp.	2.400%	9/21/22	14,555	13,684
Novartis Securities Investment Ltd.	5.125%	2/10/19	27,894	32,108
PepsiCo Inc.	5.000%	6/1/18	16,500	18,746
PepsiCo Inc.	7.900%	11/1/18	14,000	17,896
PepsiCo Inc.	4.500%	1/15/20	16,500	18,274
PepsiCo Inc.	3.125%	11/1/20	14,500	14,817
PepsiCo Inc.	3.000%	8/25/21	17,990	17,991
PepsiCo Inc.	2.750%	3/5/22	13,860	13,319
PerkinElmer Inc.	5.000%	11/15/21	8,000	8,306
7 Pernod Ricard SA	5.750%	4/7/21	2,250	2,516
7 Pernod Ricard SA	4.450%	1/15/22	5,000	5,156
7 Pernod Ricard SA	4.250%	7/15/22	5,000	5,073

Pfizer Inc.	4.650%	3/1/18	6,000	6,799
Pfizer Inc.	6.200%	3/15/19	24,000	29,006
Pharmacia Corp.	6.500%	12/1/18	6,045	7,384
Philip Morris International Inc.	6.875%	3/17/14	2,750	2,819
Philip Morris International Inc.	2.500%	5/16/16	4,250	4,432
Philip Morris International Inc.	5.650%	5/16/18	8,695	10,125
Philip Morris International Inc.	4.500%	3/26/20	11,750	12,985
Philip Morris International Inc.	4.125%	5/17/21	4,000	4,246
Philip Morris International Inc.	2.900%	11/15/21	10,500	10,243
Philip Morris International Inc.	2.500%	8/22/22	6,000	5,584
Procter & Gamble Co.	3.500%	2/15/15	4,400	4,570
Procter & Gamble Co.	4.700%	2/15/19	21,200	24,225
Procter & Gamble Co.	2.300%	2/6/22	9,275	8,883
Quest Diagnostics Inc.	4.750%	1/30/20	2,000	2,139
Quest Diagnostics Inc.	4.700%	4/1/21	4,000	4,220
Reynolds American Inc.	6.750%	6/15/17	5,000	5,814
7 Roche Holdings Inc.	6.000%	3/1/19	12,280	14,693
Sanofi	2.625%	3/29/16	14,860	15,525
Sanofi	1.250%	4/10/18	9,615	9,468
Sanofi	4.000%	3/29/21	23,500	25,180
St. Jude Medical Inc.	3.250%	4/15/23	23,138	22,191
Stryker Corp.	4.375%	1/15/20	10,000	11,028
Sysco Corp.	5.250%	2/12/18	12,000	13,673
Sysco Corp.	2.600%	6/12/22	4,000	3,792
7 Takeda Pharmaceutical Co. Ltd.	1.625%	3/17/17	24,510	24,705
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	20,550	20,453
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	20,150	18,621
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	23,535	23,327
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	7,000	6,698
Thermo Fisher Scientific Inc.	5.000%	6/1/15	3,100	3,286
Thermo Fisher Scientific Inc.	2.250%	8/15/16	2,840	2,908
Thermo Fisher Scientific Inc.	4.700%	5/1/20	4,400	4,798
Thermo Fisher Scientific Inc.	4.500%	3/1/21	4,100	4,355
Thermo Fisher Scientific Inc.	3.600%	8/15/21	7,625	7,625
Tyson Foods Inc.	4.500%	6/15/22	15,750	16,419
Unilever Capital Corp.	4.800%	2/15/19	1,920	2,183
Unilever Capital Corp.	4.250%	2/10/21	9,300	10,117
Wyeth LLC	5.500%	2/15/16	5,000	5,550
Zoetis Inc.	1.875%	2/1/18	4,000	3,996
Zoetis Inc.	3.250%	2/1/23	10,000	9,538

Energy (5.9%)
Anadarko Petroleum Corp.	6.375%	9/15/17	10,000	11,687
Anadarko Petroleum Corp.	8.700%	3/15/19	5,000	6,497
Anadarko Petroleum Corp.	6.950%	6/15/19	6,527	7,966
Apache Corp.	6.900%	9/15/18	3,000	3,686
Apache Corp.	3.625%	2/1/21	11,000	11,336
Apache Corp.	3.250%	4/15/22	26,700	26,468
Apache Corp.	2.625%	1/15/23	16,300	15,164
Baker Hughes Inc.	7.500%	11/15/18	4,845	6,095
Baker Hughes Inc.	3.200%	8/15/21	10,720	10,861
BP Capital Markets plc	1.375%	11/6/17	10,500	10,429
BP Capital Markets plc	1.375%	5/10/18	2,000	1,963
BP Capital Markets plc	4.750%	3/10/19	17,850	20,039
BP Capital Markets plc	4.500%	10/1/20	32,000	34,976
BP Capital Markets plc	4.742%	3/11/21	8,748	9,656
BP Capital Markets plc	3.561%	11/1/21	31,470	32,179
BP Capital Markets plc	3.245%	5/6/22	35,000	34,504

BP Capital Markets plc	2.500%	11/6/22	11,500	10,636
BP Capital Markets plc	2.750%	5/10/23	34,560	32,241
Canadian Natural Resources Ltd.	5.700%	5/15/17	3,190	3,622
Canadian Natural Resources Ltd.	3.450%	11/15/21	2,000	2,014
Chevron Corp.	4.950%	3/3/19	3,347	3,846
Chevron Corp.	2.427%	6/24/20	8,000	7,979
Chevron Corp.	2.355%	12/5/22	31,000	28,882
Chevron Corp.	3.191%	6/24/23	37,083	36,694
ConocoPhillips	5.750%	2/1/19	31,935	37,551
ConocoPhillips	6.000%	1/15/20	5,000	5,961
ConocoPhillips Co.	2.400%	12/15/22	10,000	9,328
Devon Energy Corp.	6.300%	1/15/19	5,000	5,872
Diamond Offshore Drilling Inc.	5.875%	5/1/19	5,000	5,917
Ensco plc	4.700%	3/15/21	10,000	10,793
EOG Resources Inc.	5.875%	9/15/17	3,000	3,485
EOG Resources Inc.	5.625%	6/1/19	10,250	12,000
EOG Resources Inc.	4.400%	6/1/20	12,000	13,071
EOG Resources Inc.	4.100%	2/1/21	6,000	6,415
EOG Resources Inc.	2.625%	3/15/23	15,958	14,999
EQT Corp.	8.125%	6/1/19	5,500	6,728
Halliburton Co.	6.150%	9/15/19	12,631	15,214
Halliburton Co.	3.250%	11/15/21	16,900	17,021
Halliburton Co.	3.500%	8/1/23	5,000	5,004
Hess Corp.	8.125%	2/15/19	5,075	6,398
Marathon Oil Corp.	6.000%	10/1/17	7,213	8,309
Marathon Oil Corp.	2.800%	11/1/22	5,000	4,714
7 Motiva Enterprises LLC	5.750%	1/15/20	5,000	5,742
Nabors Industries Inc.	5.000%	9/15/20	3,319	3,506
National Oilwell Varco Inc.	2.600%	12/1/22	28,000	26,413
Noble Energy Inc.	8.250%	3/1/19	6,000	7,549
Noble Holding International Ltd.	4.900%	8/1/20	5,000	5,355
Noble Holding International Ltd.	3.950%	3/15/22	1,000	990
Occidental Petroleum Corp.	1.500%	2/15/18	7,500	7,454
Occidental Petroleum Corp.	4.100%	2/1/21	24,525	26,105
Occidental Petroleum Corp.	3.125%	2/15/22	15,080	14,827
Occidental Petroleum Corp.	2.700%	2/15/23	15,604	14,600
Petro-Canada	6.050%	5/15/18	4,000	4,683
Phillips 66	2.950%	5/1/17	4,000	4,170
Phillips 66	4.300%	4/1/22	9,000	9,341
Pioneer Natural Resources Co.	3.950%	7/15/22	7,000	7,129
Pride International Inc.	6.875%	8/15/20	9,178	11,033
Rowan Cos. Inc.	4.875%	6/1/22	5,000	5,168
Shell International Finance BV	5.200%	3/22/17	2,680	3,031
Shell International Finance BV	4.300%	9/22/19	16,000	17,751
Shell International Finance BV	4.375%	3/25/20	19,035	21,013
Shell International Finance BV	2.375%	8/21/22	28,509	26,637
Southwestern Energy Co.	7.500%	2/1/18	5,000	5,969
Southwestern Energy Co.	4.100%	3/15/22	5,000	5,046
Suncor Energy Inc.	6.100%	6/1/18	5,000	5,875
Talisman Energy Inc.	7.750%	6/1/19	3,000	3,542
Talisman Energy Inc.	3.750%	2/1/21	3,300	3,129
Total Capital Canada Ltd.	1.450%	1/15/18	7,700	7,654
Total Capital Canada Ltd.	2.750%	7/15/23	7,000	6,644
Total Capital International SA	1.550%	6/28/17	2,450	2,471
Total Capital International SA	2.875%	2/17/22	28,500	27,934
Total Capital International SA	2.700%	1/25/23	23,160	21,887
Total Capital SA	4.450%	6/24/20	25,212	27,797
Total Capital SA	4.125%	1/28/21	12,525	13,393

Transocean Inc.	2.500%	10/15/17	2,380	2,401
Transocean Inc.	6.500%	11/15/20	8,000	9,069
Transocean Inc.	6.375%	12/15/21	15,000	16,872
Transocean Inc.	3.800%	10/15/22	5,000	4,781
Valero Energy Corp.	9.375%	3/15/19	4,200	5,485
Weatherford International Ltd.	6.000%	3/15/18	10,000	11,266
Weatherford International Ltd.	9.625%	3/1/19	3,750	4,793
Weatherford International Ltd.	5.125%	9/15/20	5,000	5,341

Technology (4.0%)
Agilent Technologies Inc.	5.000%	7/15/20	3,000	3,278
Altera Corp.	1.750%	5/15/17	3,205	3,188
Apple Inc.	2.400%	5/3/23	78,300	71,281
Applied Materials Inc.	4.300%	6/15/21	13,615	14,357
Baidu Inc.	3.250%	8/6/18	10,100	10,315
Baidu Inc.	3.500%	11/28/22	13,000	12,196
Broadcom Corp.	2.500%	8/15/22	10,000	9,186
Cisco Systems Inc.	4.950%	2/15/19	11,800	13,466
Cisco Systems Inc.	4.450%	1/15/20	25,000	27,692
Corning Inc.	1.450%	11/15/17	5,150	5,108
Corning Inc.	6.625%	5/15/19	5,710	6,886
Corning Inc.	4.250%	8/15/20	9,000	9,714
EMC Corp.	1.875%	6/1/18	14,700	14,691
EMC Corp.	2.650%	6/1/20	34,455	34,272
EMC Corp.	3.375%	6/1/23	27,000	26,622
Equifax Inc.	6.300%	7/1/17	5,000	5,677
Fidelity National Information Services Inc.	3.500%	4/15/23	6,925	6,342
Fiserv Inc.	3.500%	10/1/22	8,000	7,657
Hewlett-Packard Co.	5.400%	3/1/17	2,500	2,770
Hewlett-Packard Co.	5.500%	3/1/18	2,000	2,236
Hewlett-Packard Co.	4.300%	6/1/21	20,000	19,924
Hewlett-Packard Co.	4.375%	9/15/21	13,022	12,984
Hewlett-Packard Co.	4.650%	12/9/21	5,000	5,051
Intel Corp.	1.350%	12/15/17	9,000	8,968
Intel Corp.	3.300%	10/1/21	42,900	43,320
Intel Corp.	2.700%	12/15/22	38,000	35,649
International Business Machines Corp.	5.700%	9/14/17	14,601	16,975
International Business Machines Corp.	7.625%	10/15/18	14,500	18,440
International Business Machines Corp.	1.625%	5/15/20	20,000	18,850
International Business Machines Corp.	2.900%	11/1/21	13,000	12,918
International Business Machines Corp.	1.875%	8/1/22	11,000	9,858
Microsoft Corp.	4.200%	6/1/19	3,800	4,228
Microsoft Corp.	3.000%	10/1/20	4,000	4,111
Microsoft Corp.	4.000%	2/8/21	8,000	8,600
Microsoft Corp.	2.125%	11/15/22	13,500	12,331
Microsoft Corp.	2.375%	5/1/23	10,000	9,206
Motorola Solutions Inc.	3.750%	5/15/22	7,000	6,738
Oracle Corp.	5.750%	4/15/18	4,160	4,867
Oracle Corp.	2.375%	1/15/19	3,250	3,303
Oracle Corp.	5.000%	7/8/19	14,000	15,977
Oracle Corp.	3.875%	7/15/20	13,000	13,930
Oracle Corp.	2.500%	10/15/22	33,000	30,874
Oracle Corp.	3.625%	7/15/23	14,000	14,052
Pitney Bowes Inc.	5.750%	9/15/17	4,707	5,221
7 Seagate HDD Cayman	3.750%	11/15/18	5,670	5,670
Texas Instruments Inc.	2.250%	5/1/23	5,000	4,572
Tyco Electronics Group SA	6.550%	10/1/17	2,990	3,468
Verisk Analytics Inc.	4.125%	9/12/22	12,800	12,749

	Xerox Corp.	6.350%	5/15/18	5,000	5,773
	Xerox Corp.	5.625%	12/15/19	8,000	8,961

	Transportation (1.3%)
[5,7]	American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	12,000	12,390
	Burlington Northern Santa Fe LLC	8.125%	4/15/20	5,000	6,344
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	3,000	3,126
	Canadian National Railway Co.	2.850%	12/15/21	7,380	7,307
	Canadian Pacific Railway Co.	7.250%	5/15/19	3,375	4,157
	Canadian Pacific Railway Co.	4.450%	3/15/23	2,085	2,215
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	5,325	5,632
5	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	2,117	2,265
5	Continental Airlines 1998-1 Class A Pass
	Through Trust	6.648%	3/15/19	455	482
5	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	1,507	1,718
5	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	4/1/21	1,577	1,770
5	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	4,257	4,869
5	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	1,550	1,569
	CSX Corp.	7.900%	5/1/17	5,000	5,980
	CSX Corp.	7.375%	2/1/19	3,375	4,169
[5,9]	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	2,090	2,304
5	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	2,213	2,465
5	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	12/17/19	5,000	5,781
5	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	8,342	9,228
5	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	3,626	3,861
7	ERAC USA Finance LLC	6.375%	10/15/17	6,370	7,398
7	ERAC USA Finance LLC	5.250%	10/1/20	3,750	4,174
7	ERAC USA Finance LLC	4.500%	8/16/21	5,000	5,275
5	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates	3.900%	1/15/26	3,000	2,753
	JB Hunt Transport Services Inc.	3.375%	9/15/15	4,920	5,114
[4,5,9]JetBlue Airways 2004-1 G-1 Pass Through
	Trust	0.629%	6/15/15	519	519
[4,5,9]JetBlue Airways 2004-1 G-2 Pass Through
	Trust	0.674%	9/15/15	2,540	2,529
[4,5,9]JetBlue Airways 2004-2 G-2 Pass Through
	Trust	0.714%	5/15/18	2,465	2,237
	Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	5,000	4,782
	Ryder System Inc.	2.500%	3/1/17	2,000	2,037
	Ryder System Inc.	2.350%	2/26/19	8,120	7,992
5	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	3,964	4,558
	Union Pacific Corp.	4.000%	2/1/21	5,000	5,307
	United Continental Holdings Inc.	6.375%	6/1/18	1,200	1,248
	United Parcel Service Inc.	5.500%	1/15/18	5,100	5,904
	United Parcel Service Inc.	3.125%	1/15/21	34,200	35,034
	United Parcel Service Inc.	2.450%	10/1/22	30,700	28,999

				6,948,085
Utilities (7.2%)
Electric (6.0%)
Alabama Power Co.	3.375%	10/1/20	7,000	7,296
Ameren Illinois Co.	6.125%	11/15/17	1,650	1,918
Ameren Illinois Co.	2.700%	9/1/22	22,449	21,577
American Electric Power Co. Inc.	1.650%	12/15/17	4,770	4,725
Appalachian Power Co.	5.000%	6/1/17	640	708
Appalachian Power Co.	4.600%	3/30/21	3,000	3,267
Arizona Public Service Co.	8.750%	3/1/19	10,850	14,053
Baltimore Gas & Electric Co.	3.500%	11/15/21	8,925	9,051
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,000	2,952
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	5,650	5,248
CenterPoint Energy Inc.	5.950%	2/1/17	3,115	3,533
CenterPoint Energy Inc.	6.500%	5/1/18	2,000	2,366
CMS Energy Corp.	6.550%	7/17/17	750	870
CMS Energy Corp.	5.050%	2/15/18	4,730	5,251
CMS Energy Corp.	8.750%	6/15/19	11,180	14,356
CMS Energy Corp.	6.250%	2/1/20	3,255	3,784
Commonwealth Edison Co.	5.950%	8/15/16	5,000	5,645
Commonwealth Edison Co.	1.950%	9/1/16	2,500	2,563
Commonwealth Edison Co.	6.150%	9/15/17	1,570	1,838
Commonwealth Edison Co.	5.800%	3/15/18	4,110	4,806
Commonwealth Edison Co.	4.000%	8/1/20	19,071	20,481
Commonwealth Edison Co.	3.400%	9/1/21	5,400	5,546
Connecticut Light & Power Co.	5.650%	5/1/18	3,100	3,608
Connecticut Light & Power Co.	5.500%	2/1/19	11,695	13,608
Connecticut Light & Power Co.	2.500%	1/15/23	18,240	17,189
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	11,275	13,813
Consumers Energy Co.	5.650%	9/15/18	1,000	1,175
Consumers Energy Co.	6.125%	3/15/19	2,600	3,124
Consumers Energy Co.	6.700%	9/15/19	4,505	5,600
Consumers Energy Co.	5.650%	4/15/20	10,683	12,578
Consumers Energy Co.	2.850%	5/15/22	12,990	12,711
Consumers Energy Co.	3.375%	8/15/23	3,144	3,159
DTE Electric Co.	3.450%	10/1/20	7,680	8,066
DTE Electric Co.	3.900%	6/1/21	14,650	15,672
DTE Electric Co.	2.650%	6/15/22	1,000	961
Duke Energy Carolinas LLC	1.750%	12/15/16	2,875	2,941
Duke Energy Carolinas LLC	7.000%	11/15/18	6,100	7,569
Duke Energy Carolinas LLC	4.300%	6/15/20	12,915	14,217
Duke Energy Carolinas LLC	3.900%	6/15/21	8,686	9,276
Duke Energy Corp.	2.100%	6/15/18	2,445	2,461
Duke Energy Corp.	6.250%	6/15/18	4,272	5,051
Duke Energy Florida Inc.	5.650%	6/15/18	6,005	7,012
Duke Energy Florida Inc.	4.550%	4/1/20	9,645	10,683
Duke Energy Florida Inc.	3.100%	8/15/21	4,400	4,437
Duke Energy Indiana Inc.	3.750%	7/15/20	14,270	15,120
Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	5,791
Duke Energy Progress Inc.	5.300%	1/15/19	13,177	15,263
Duke Energy Progress Inc.	3.000%	9/15/21	17,523	17,451
Duke Energy Progress Inc.	2.800%	5/15/22	10,405	10,097
Entergy Arkansas Inc.	3.750%	2/15/21	3,770	3,921
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,260	1,455
Entergy Louisiana LLC	4.800%	5/1/21	12,780	13,955
Entergy Louisiana LLC	3.300%	12/1/22	6,915	6,761
Entergy Texas Inc.	7.125%	2/1/19	5,485	6,565

	Exelon Generation Co. LLC	4.000%	10/1/20	4,000	4,068
	Exelon Generation Co. LLC	4.250%	6/15/22	5,000	4,908
	Florida Power & Light Co.	2.750%	6/1/23	9,200	8,891
[5,7] FPL Energy Marcus Hook LP		7.590%	7/10/18	5,172	5,405
	Georgia Power Co.	5.700%	6/1/17	1,185	1,354
	Georgia Power Co.	5.400%	6/1/18	8,000	9,172
	Indiana Michigan Power Co.	7.000%	3/15/19	5,000	6,019
7	Kansas Gas & Electric Co.	6.700%	6/15/19	4,824	5,930
	Kentucky Utilities Co.	3.250%	11/1/20	9,740	10,048
	LG&E & KU Energy LLC	3.750%	11/15/20	13,086	13,330
	LG&E & KU Energy LLC	4.375%	10/1/21	15,035	15,674
	Metropolitan Edison Co.	7.700%	1/15/19	5,000	6,109
	MidAmerican Energy Co.	5.300%	3/15/18	7,997	9,195
	MidAmerican Energy Co.	3.700%	9/15/23	3,500	3,591
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	8,380	9,764
	National Rural Utilities Cooperative Finance
	Corp.	4.750%	3/1/14	3,890	3,946
	National Rural Utilities Cooperative Finance
	Corp.	5.450%	4/10/17	7,691	8,720
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	9,980	13,696
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	12,950	12,708
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	12,340	12,251
	Nevada Power Co.	6.500%	8/1/18	2,337	2,816
	Nevada Power Co.	7.125%	3/15/19	7,350	9,133
	NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	8,976	10,358
	NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	8,755	9,250
	NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	3,130	2,999
5	NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,850	2,864
7	Niagara Mohawk Power Corp.	2.721%	11/28/22	2,000	1,888
	Northeast Utilities	2.800%	5/1/23	2,000	1,876
	Northern States Power Co.	2.150%	8/15/22	3,000	2,765
	NSTAR Electric Co.	5.625%	11/15/17	3,000	3,455
	NSTAR Electric Co.	2.375%	10/15/22	7,700	7,187
	NSTAR LLC	4.500%	11/15/19	7,000	7,722
	NV Energy Inc.	6.250%	11/15/20	3,920	4,567
	Pacific Gas & Electric Co.	3.500%	10/1/20	29,000	29,718
	Pacific Gas & Electric Co.	4.250%	5/15/21	15,200	16,084
	Pacific Gas & Electric Co.	3.250%	9/15/21	9,250	9,174
	Pacific Gas & Electric Co.	2.450%	8/15/22	6,500	5,942
	Pacific Gas & Electric Co.	3.250%	6/15/23	6,000	5,803
	PacifiCorp	5.500%	1/15/19	11,244	13,146
	PacifiCorp	3.850%	6/15/21	20,344	21,415
	PacifiCorp	2.950%	2/1/22	2,975	2,932
	Pennsylvania Electric Co.	6.050%	9/1/17	1,415	1,599
	Potomac Electric Power Co.	3.050%	4/1/22	2,270	2,240
	PPL Electric Utilities Corp.	3.000%	9/15/21	15,868	15,847
	PPL Energy Supply LLC	4.600%	12/15/21	6,161	6,015
7	PPL WEM Holdings plc	3.900%	5/1/16	2,875	3,025
7	PPL WEM Holdings plc	5.375%	5/1/21	3,000	3,275
	Progress Energy Inc.	3.150%	4/1/22	5,000	4,874
	Public Service Co. of Colorado	5.800%	8/1/18	3,280	3,867
	Public Service Co. of Colorado	5.125%	6/1/19	2,500	2,882
	Public Service Co. of Colorado	3.200%	11/15/20	5,000	5,159
	Public Service Co. of Colorado	2.250%	9/15/22	5,000	4,647
	Public Service Co. of New Mexico	7.950%	5/15/18	1,398	1,689

Public Service Electric & Gas Co.	3.500%	8/15/20	8,000	8,384
Public Service Electric & Gas Co.	2.375%	5/15/23	10,325	9,575
Puget Energy Inc.	6.500%	12/15/20	17,000	19,360
Puget Energy Inc.	5.625%	7/15/22	1,235	1,330
SCANA Corp.	6.250%	4/1/20	8,500	9,485
SCANA Corp.	4.750%	5/15/21	10,400	10,767
Sierra Pacific Power Co.	6.000%	5/15/16	2,500	2,810
Southern California Edison Co.	3.875%	6/1/21	11,156	11,907
Southern California Edison Co.	3.500%	10/1/23	12,550	12,688
Southwestern Electric Power Co.	5.550%	1/15/17	3,000	3,306
Southwestern Electric Power Co.	6.450%	1/15/19	2,118	2,481
Tampa Electric Co.	5.400%	5/15/21	13,000	14,929
Tampa Electric Co.	2.600%	9/15/22	4,070	3,829
TECO Finance Inc.	5.150%	3/15/20	14,332	15,731
UIL Holdings Corp.	4.625%	10/1/20	7,000	7,198
Union Electric Co.	6.400%	6/15/17	3,000	3,494
Union Electric Co.	6.700%	2/1/19	2,427	2,942
Virginia Electric & Power Co.	5.950%	9/15/17	5,000	5,828
Virginia Electric & Power Co.	5.400%	4/30/18	6,137	7,077
Virginia Electric & Power Co.	5.000%	6/30/19	3,930	4,490
Virginia Electric & Power Co.	3.450%	9/1/22	3,000	3,057
Westar Energy Inc.	5.100%	7/15/20	10,100	11,463
Western Massachusetts Electric Co.	3.500%	9/15/21	10,000	10,152
5 Wisconsin Energy Corp.	6.250%	5/15/67	6,415	6,575
Wisconsin Power & Light Co.	5.000%	7/15/19	4,500	5,135
Xcel Energy Inc.	5.613%	4/1/17	2,079	2,324

Natural Gas (1.2%)
Atmos Energy Corp.	8.500%	3/15/19	5,000	6,424
Boardwalk Pipelines LP	5.750%	9/15/19	4,935	5,519
Buckeye Partners LP	4.875%	2/1/21	5,000	5,215
CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,000	3,269
7 Centrica plc	4.000%	10/16/23	6,500	6,554
El Paso Natural Gas Co. LLC	5.950%	4/15/17	3,000	3,382
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	18,295	21,307
El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	5,150	5,493
Enbridge Energy Partners LP	6.500%	4/15/18	1,750	2,043
Enbridge Energy Partners LP	5.200%	3/15/20	2,500	2,745
5 Enbridge Energy Partners LP	8.050%	10/1/77	1,110	1,250
Energy Transfer Partners LP	9.700%	3/15/19	4,432	5,790
Energy Transfer Partners LP	9.000%	4/15/19	2,334	2,969
Energy Transfer Partners LP	4.650%	6/1/21	15,350	16,048
Energy Transfer Partners LP	5.200%	2/1/22	8,000	8,599
5 Enterprise Products Operating LLC	8.375%	8/1/66	3,000	3,307
Kinder Morgan Energy Partners LP	5.950%	2/15/18	1,230	1,418
Kinder Morgan Energy Partners LP	2.650%	2/1/19	2,100	2,109
Kinder Morgan Energy Partners LP	9.000%	2/1/19	5,410	6,985
Kinder Morgan Energy Partners LP	6.850%	2/15/20	14,547	17,445
Kinder Morgan Energy Partners LP	5.800%	3/1/21	5,000	5,658
Kinder Morgan Energy Partners LP	4.150%	3/1/22	8,420	8,491
7 Mega Advance Investments Ltd.	5.000%	5/12/21	2,000	2,101
Nisource Finance Corp.	6.400%	3/15/18	1,463	1,707
Nisource Finance Corp.	6.800%	1/15/19	1,500	1,778
Nisource Finance Corp.	6.125%	3/1/22	5,000	5,689
ONEOK Partners LP	6.150%	10/1/16	2,515	2,835
ONEOK Partners LP	8.625%	3/1/19	2,000	2,552
Sempra Energy	6.500%	6/1/16	13,327	15,106
Sempra Energy	2.300%	4/1/17	1,094	1,121

	Sempra Energy	6.150%	6/15/18	5,938	6,961
	Sempra Energy	9.800%	2/15/19	4,340	5,836
	Sempra Energy	2.875%	10/1/22	7,000	6,576
	Sunoco Logistics Partners Operations LP	4.650%	2/15/22	7,000	7,263
5	TransCanada PipeLines Ltd.	6.350%	5/15/67	4,000	4,130

					1,206,108
Total Corporate Bonds (Cost $12,304,586)					12,620,002
Sovereign Bonds (U.S. Dollar-Denominated) (3.7%)
7	Abu Dhabi National Energy Co.	6.165%	10/25/17	1,000	1,140
7	Abu Dhabi National Energy Co.	3.625%	1/12/23	1,000	940
7	Aruba	4.625%	9/14/23	1,000	945
	Asian Development Bank	1.125%	3/15/17	4,000	4,034
	Asian Development Bank	1.875%	10/23/18	3,000	3,049
	Banco do Brasil SA	3.875%	10/10/22	1,000	905
7	Banco Latinoamericano de Comercio
	Exterior SA	3.750%	4/4/17	4,500	4,614
7	Bank Nederlandse Gemeenten	1.375%	9/27/17	1,500	1,493
7	Bank Nederlandse Gemeenten	2.500%	1/23/23	1,000	945
7	Bank of China Hong Kong Ltd.	3.750%	11/8/16	920	973
7	Bermuda	5.603%	7/20/20	2,300	2,472
7	Bermuda	4.138%	1/3/23	2,000	1,925
7	Bermuda	4.854%	2/6/24	1,000	997
7	Caixa Economica Federal	2.375%	11/6/17	3,000	2,830
	Canada	0.875%	2/14/17	5,000	5,035
	Cayman Islands	5.950%	11/24/19	500	555
7	CEZ AS	4.250%	4/3/22	1,000	1,004
	China Development Bank Corp.	5.000%	10/15/15	1,500	1,605
7	CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,000	988
7	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	931
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	1,400	1,416
7	Corp. Nacional del Cobre de Chile	3.750%	11/4/20	2,500	2,511
7	Corp. Nacional Del Cobre De Chile	3.875%	11/3/21	3,000	2,985
7	Corp. Nacional del Cobre de Chile	4.500%	8/13/23	1,500	1,529
	Corporacion Andina de Fomento	3.750%	1/15/16	11,500	11,970
[5,7]	ENA Norte Trust	4.950%	4/25/28	1,902	1,883
	European Investment Bank	2.250%	3/15/16	8,000	8,320
	European Investment Bank	2.125%	7/15/16	10,000	10,393
	European Investment Bank	2.875%	9/15/20	20,000	20,714
	Export-Import Bank of Korea	5.875%	1/14/15	3,000	3,179
	Export-Import Bank of Korea	4.125%	9/9/15	2,000	2,110
	Export-Import Bank of Korea	2.875%	9/17/18	3,000	3,058
	Export-Import Bank of Korea	5.125%	6/29/20	2,000	2,223
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,041
	Federative Republic of Brazil	2.625%	1/5/23	13,000	11,589
7	Industrial Bank of Korea	7.125%	4/23/14	1,700	1,751
	Inter-American Development Bank	1.375%	10/18/16	3,000	3,056
	International Finance Corp.	1.000%	4/24/17	6,700	6,748
	International Finance Corp.	1.750%	9/4/18	3,000	3,037
7	IPIC GMTN Ltd.	5.500%	3/1/22	800	890
10	Japan Bank for International Cooperation	2.500%	5/18/16	8,000	8,363
10	Japan Bank for International Cooperation	2.125%	2/7/19	5,000	5,051
7	KazMunayGas National Co. JSC	4.400%	4/30/23	2,000	1,900
11	KFW	0.625%	4/24/15	25,000	25,117
11	KFW	1.250%	2/15/17	4,000	4,039
11	KFW	1.000%	6/11/18	11,750	11,568
11	KFW	2.750%	10/1/20	3,000	3,097

11	KFW	2.625%	1/25/22	9,000	8,964
11	KFW	2.000%	10/4/22	2,000	1,895
7	Kingdom of Spain	4.000%	3/6/18	2,100	2,143
7	Kommunalbanken AS	1.000%	9/26/17	1,500	1,485
	Korea Development Bank	8.000%	1/23/14	5,000	5,080
	Korea Development Bank	3.875%	5/4/17	5,000	5,331
	Korea Development Bank	1.500%	1/22/18	2,000	1,942
	Korea Finance Corp.	3.250%	9/20/16	1,000	1,043
	Korea Finance Corp.	4.625%	11/16/21	2,000	2,171
7	Korea Western Power Co. Ltd.	3.125%	5/10/17	1,300	1,338
7	Korea Western Power Co. Ltd.	2.875%	10/10/18	2,000	2,007
7	Kowloon-Canton Railway Corp.	5.125%	5/20/19	2,500	2,835
11	Landwirtschaftliche Rentenbank	2.125%	7/15/16	5,000	5,184
11	Landwirtschaftliche Rentenbank	1.375%	10/23/19	2,000	1,943
	Nexen Energy ULC	6.200%	7/30/19	2,000	2,343
	North American Development Bank	2.300%	10/10/18	1,500	1,502
	North American Development Bank	2.400%	10/26/22	1,300	1,179
	Pemex Project Funding Master Trust	5.750%	3/1/18	15,500	17,265
7	Pertamina Persero PT	6.000%	5/3/42	1,000	880
	Petrobras International Finance Co.	5.875%	3/1/18	30,330	32,745
	Petrobras International Finance Co.	5.750%	1/20/20	28,500	30,127
	Petrobras International Finance Co.	5.375%	1/27/21	19,775	20,076
	Petroleos Mexicanos	3.500%	7/18/18	5,400	5,528
	Petroleos Mexicanos	8.000%	5/3/19	3,200	3,920
	Petroleos Mexicanos	6.000%	3/5/20	7,000	7,839
	Petroleos Mexicanos	5.500%	1/21/21	6,500	7,068
	Petroleos Mexicanos	4.875%	1/24/22	16,000	16,606
	Petroleos Mexicanos	3.500%	1/30/23	2,000	1,850
7	Petronas Capital Ltd.	5.250%	8/12/19	2,000	2,253
	Province of British Columbia	2.650%	9/22/21	1,500	1,501
	Province of Manitoba	1.750%	5/30/19	2,000	1,988
	Province of New Brunswick	2.750%	6/15/18	2,500	2,640
	Province of Ontario	1.000%	7/22/16	3,575	3,587
	Province of Ontario	3.000%	7/16/18	15,000	15,919
	Province of Ontario	4.000%	10/7/19	4,500	4,935
	PTT Public Co. Ltd.	3.375%	10/25/22	2,000	1,865
[7,12] Qatari Diar Finance QSC		3.500%	7/21/15	500	518
7	Qtel International Finance Ltd.	4.750%	2/16/21	1,500	1,590
7	Qtel International Finance Ltd.	3.250%	2/21/23	700	646
	Quebec	2.750%	8/25/21	10,500	10,348
	Quebec	2.625%	2/13/23	5,700	5,347
7	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	2,725	2,834
	Republic of Chile	3.250%	9/14/21	4,700	4,762
	Republic of Colombia	7.375%	3/18/19	2,000	2,446
	Republic of Colombia	4.375%	7/12/21	10,200	10,771
	Republic of Colombia	6.125%	1/18/41	4,000	4,488
7	Republic of Iceland	4.875%	6/16/16	1,000	1,045
	Republic of Italy	4.750%	1/25/16	1,000	1,068
	Republic of Italy	5.250%	9/20/16	13,500	14,647
	Republic of Italy	5.375%	6/12/17	7,000	7,668
	Republic of Korea	7.125%	4/16/19	1,500	1,872
7	Republic of Latvia	2.750%	1/12/20	1,000	956
7	Republic of Namibia	5.500%	11/3/21	500	526
	Republic of Panama	5.200%	1/30/20	3,200	3,529
	Republic of Poland	3.875%	7/16/15	3,000	3,145
	Republic of Poland	6.375%	7/15/19	2,000	2,359
	Republic of Poland	5.125%	4/21/21	7,000	7,717
7	Republic of Romania	4.375%	8/22/23	1,000	977

	Republic of South Africa	6.875%		5/27/19	2,000	2,315
	Republic of South Africa	5.500%		3/9/20	4,000	4,340
	Republic of South Africa	5.875%		9/16/25	4,000	4,280
	Republic of Turkey	7.000%		9/26/16	28,200	31,443
	Republic of Turkey	5.625%		3/30/21	2,300	2,444
	Republic of Turkey	3.250%		3/23/23	11,500	10,149
	Republic of Turkey	7.375%		2/5/25	8,000	9,380
[5,7]	Russian Federation	7.500%		3/31/30	751	895
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%		10/17/23	1,800	1,807
	State of Israel	5.125%		3/26/19	2,550	2,912
	State of Israel	3.150%		6/30/23	2,000	1,937
7	State of Qatar	5.250%		1/20/20	1,000	1,135
	Statoil ASA	2.450%		1/17/23	3,000	2,788
	Statoil ASA	3.950%		5/15/43	1,000	903
	Svensk Exportkredit AB	1.750%		10/20/15	3,000	3,073
7	TDIC Finance Ltd.	6.500%		7/2/14	2,600	2,697
7	Temasek Financial I Ltd.	2.375%		1/23/23	1,000	923
	United Mexican States	4.000%		10/2/23	10,800	10,927
	United Mexican States	5.750%		10/12/10	5,800	5,545
Total Sovereign Bonds (Cost $608,580)						613,047
Taxable Municipal Bonds (0.2%)
	California Educational Facilities Authority
	Revenue (Stanford University)	4.750%		5/1/19	1,850	2,116
	California GO	5.750%		3/1/17	2,000	2,265
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.995%		7/1/20	1,250	1,194
	Illinois GO	5.365%		3/1/17	1,000	1,068
	JobsOhio Beverage System Statewide Liquor
	Profits Revenue	2.885%		1/1/21	1,000	966
	Johns Hopkins University Maryland GO	5.250%		7/1/19	713	832
4	Mississippi GO (Nissan North America, Inc.
	Project)	0.880%		11/1/17	5,520	5,536
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.125%		2/1/24	1,500	1,675
	Port Authority of New York & New Jersey
	Revenue	5.859%		12/1/24	2,000	2,330
4	South Carolina Public Service Authority
	Revenue	1.054%		6/1/15	8,250	8,269
	University of California Revenue	2.054%		5/15/18	500	502
	University of California Revenue	2.300%		5/15/21	1,000	940
Total Taxable Municipal Bonds (Cost $27,206)						27,693
					Face	Market
			Maturity		Amount	Value
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (1.1%)
	Arizona Transportation Board Highway Revenue	5.000%	7/1/36		1,580	1,671
	Arizona Transportation Board Highway Revenue	5.000%	7/1/37		3,275	3,459
	Arizona Transportation Board Highway Revenue	5.000%	7/1/38		2,020	2,127
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	5.000%	4/1/43		1,780	1,807
	California GO	5.000%	4/1/43		3,465	3,546
	Cary NC Combined Enterprise System Revenue	5.000%	12/1/42		2,910	3,107
	Contra Costa CA Community College District
	GO	5.000%	8/1/38		1,845	1,939
	District of Columbia Water & Sewer Authority
	Public Utility Revenue	5.000%	10/1/37		4,370	4,598

Houston TX Community College System GO	5.000%	2/15/43	2,650	2,787
Houston TX Utility System Revenue	5.000%	11/15/38	1,490	1,566
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,630	1,723
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	4,340	4,542
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	3,820	4,078
7 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	3,300	3,036
Massachusetts GO	5.000%	8/1/37	6,890	7,288
Massachusetts GO	5.000%	8/1/41	13,775	14,469
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	3,285	3,474
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	3,310	3,458
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/43	2,320	2,440
New York City NY GO	5.000%	3/1/37	1,380	1,450
8 New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc. John F. Kennedy International
Airport Project)	7.500%	8/1/16	2,565	2,668
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	4,455	4,606
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	2,970	3,079
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	5,940	6,168
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,250	4,455
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	4,215	4,413
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/42	2,740	2,845
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	4,110	4,269
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/43	1,375	1,431
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/38	4,200	4,458
San Antonio TX Water Revenue	5.000%	5/15/40	6,600	6,956
San Diego CA Community College District GO	5.000%	8/1/43	8,965	9,467
St. Louis MO Metropolitan Sewer District
Wastewater System Revenue	5.000%	5/1/42	6,795	7,230
University of California Revenue	5.000%	5/15/36	2,070	2,212
University of California Revenue	5.000%	5/15/39	4,025	4,266
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	1,870	1,967
University of Virginia Revenue	5.000%	6/1/43	3,935	4,229
University of Washington Revenue	5.000%	7/1/41	6,640	7,015
Washington GO	5.000%	8/1/37	7,709	8,198
Washington GO	5.000%	8/1/38	8,190	8,682
Total Tax-Exempt Municipal Bonds (Cost $167,573)				171,179

				Market
				Value
	Coupon		Shares	($000)
Convertible Preferred Stocks (0.0%)
Financials (0.0%)
8 Lehman Brothers Holdings Inc. Pfd.	7.250%		8,740	—

Total Convertible Preferred Stocks (Cost $8,740)				—
Common Stocks (0.0%)
Health Care (0.0%)
HealthSouth Corp.			2,400	84

Total Common Stocks (Cost $—)				84
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
[13] Vanguard Market Liquidity Fund (Cost
$169,683)	0.120%		169,683,245	169,683

				Market
		Expiration		Value
		Date	Contracts[14]	($000)
Swaption Contracts Purchased (0.0%)
Put Swaption Contracts (0.0%)
Pay a fixed rate of 3.875% and receive a floating rate based on
a 3-month LIBOR. Counterparty is Morgan Stanley.		2/3/14	18,000	93
Pay a fixed rate of 4.140% and receive a floating rate based on
a 3-month LIBOR. Counterparty is Wells Fargo.		2/24/14	11,900	32
Pay a fixed rate of 3.253% and receive a floating rate based on
a 3-month LIBOR. Counterparty is Goldman Sachs.		2/3/14	9,600	32
Pay a fixed rate of 4.085% and receive a floating rate based on
a 3-month LIBOR. Counterparty is Morgan Stanley.		2/20/14	9,300	29
Pay a fixed rate of 3.493% and receive a floating rate based on
a 3-month LIBOR. Counterparty is Morgan Stanley.		2/20/14	5,300	12
Pay a fixed rate of 3.590% and receive a floating rate based on
a 3-month LIBOR. Counterparty is Wells Fargo.		2/24/14	5,300	10
Total Swaption Contracts Purchased (Cost $1,260)				208
Total Investments (99.1%) (Cost $16,119,576)				16,482,403
Liablility for Swaption Contracts Written (0.0%)
Put Swaption Contracts (0.0%)
Receive a fixed rate of 4.003% and pay a floating rate based
on a 3-month LIBOR. Counterparty is Goldman Sachs.		2/3/14	9,600	(2)
Receive a fixed rate of 4.625% and pay a floating rate based
on a 3-month LIBOR. Counterparty is Morgan Stanley.		2/3/14	18,000	(3)
Receive a fixed rate of 4.243% and pay a floating rate based
on a 3-month LIBOR. Counterparty is Morgan Stanley.		2/20/14	5,300	(1)
Receive a fixed rate of 4.835% and pay a floating rate based
on a 3-month LIBOR. Counterparty is Morgan Stanley.		2/20/14	9,300	(1)
Receive a fixed rate of 4.340% and pay a floating rate based
on a 3-month LIBOR. Counterparty is Wells Fargo.		2/24/14	5,300	(1)
Receive a fixed rate of 4.890% and pay a floating rate based
on a 3-month LIBOR. Counterparty is Wells Fargo.		2/24/14	11,900	(2)
Total Liability for Swaption Contracts Written (Premiums received $267)				(10)
Other Assets and Liabilities-Net (0.9%)				153,427
Net Assets (100%)				16,635,820

1 Securities with a value of $10,782,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $258,000 have been segregated as collateral for open swap contracts.
3 Securities with a value of $110,000 have been segregated as initial margin for open cleared swap contracts.
4 Adjustable-rate security.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, the aggregate value of these securities was $1,133,220,000, representing 6.8% of net assets.
8 Non-income-producing security--security in default.
9 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Federal Republic of Germany.
12 Guaranteed by the State of Qatar.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14 One contract represents a notional amount of $1.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,014,930	—
Asset Backed/Commercial Mortgage-Backed	—	1,865,577	—
Corporate Bonds	—	12,620,000	2
Sovereign Bonds	—	613,047	—

Taxable Municipal Bonds	—	27,693	—
Tax-Exempt Municipal Bonds	—	171,179	—
Common Stocks	84	—	—
Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	169,683	—	—
Swaption Contracts Purchased	208	—	—
Swaption Contracts Written	(10)	—	—
Futures Contracts—Assets[1]	1,765	—	—
Futures Contracts—Liabilities[1]	(100)	—	—
Swap Contracts—Assets	1[1]	14,653	—
Swap Contracts—Liabilities	—	(3,755)	—
Total	171,631	16,323,324	2
1 Represents variation margin on the last day of the reporting period.

C. Futures and Options: The fund may use futures contracts and options on futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. The primary risk associated with purchasing options is that interest rates move such that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing options is that interest rates move such that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving futures and exchange-traded options is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures and options on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Options on futures contracts are also valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

At October 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
			Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2013	(8,375)	(1,066,635)	(14,775)
5-Year U.S. Treasury Note	December 2013	6,465	786,710	5,682
2-Year U.S. Treasury Note	December 2013	2,217	488,675	1,180
Ultra U.S. Treasury Bond	December 2013	(220)	(31,701)	75
30-Year U.S. Treasury Bond	December 2013	208	28,041	34

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap and Swaption Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

A swaption contract is an option to enter into a swap contract. Swaptions can be used to attain a desired interest rate exposure. The fund has purchased put swaptions whereby the fund has bought the right to enter into an interest rate swap, paying a fixed rate and receiving a floating rate. The fund has also written put swaptions whereby the fund has granted a counterparty the right to enter into an interest rate swap, with the fund paying a floating rate and receiving a fixed rate.

The notional amounts of swap contracts are not recorded in the Schedule of Investment. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset that is subsequently adjusted daily to the current market value of the swaption purchased. The premium received for a written swaption is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the swaption written. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. The primary risk associated with purchasing swaptions is that interest rates move such that the option is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with writing swaptions is that interest rates move such that the option is in-the-money, the counterparty exercises the swaption and the fund loses an amount equal to the market value of the swaption less the premium received. A risk associated with all types of swaps and swaptions is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap or swaption contract. The fund mitigates its counterparty risk by only entering into swaps and swaptions with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap or swaption contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap and swaption contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund's if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund may enter into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of pre-qualified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

At October 31, 2013, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination	Counterparty[1]	Notional	Remaining Up-	Periodic	Unrealized
	Date		Amount	Front Premium	Premium	Appreciation
			($000)	Received	Received	(Depreciation)
				(Paid)	(Paid)	($000)
				($000)	(%)

Credit Protection Sold/Moody's Rating
Altria Group Inc./Baa1	12/20/18	MSCS	10,000	(232.642)	1.000	7
AT&T Inc./A3	12/20/18	DBAG	10,000	(107.737)	1.000	27
Bank of America Corp./Baa2	12/20/17	MSCS	7,680	236.827	1.000	292
Belgium (Kingdom of)/Aa3	9/20/17	RBS	1,200	43.586	1.000	74
BHP Billiton Finance
(USA) Ltd./A1	12/20/18	DBAG	10,000	(132.505)	1.000	12
BP plc/A2	12/20/18	DBAG	10,000	(147.417)	1.000	32
British Sky Broadcasting
Group plc/Baa1	12/20/18	BARC	10,000	(192.382)	1.000	13
Chile (Republic of)/Aa3	12/20/18	BARC	2,000	(10.259)	1.000	6
Danaher Corporation/A2	12/20/18	MSCS	10,000	(303.759)	1.000	(22)
Deere & Co./A2	12/20/18	DBAG	10,000	(329.366)	1.000	—
Energy Transfer Partners LP
/Baa3	9/20/18	JPMC	1,500	6.188	1.000	6
Ford Motor Company/Baa3	12/20/18	JPMC	10,000	(1800.032)	5.000	41
Indonesia (Republic of)/Baa3	12/20/18	DBAG	7,800	489.356	1.000	138
Kinder Morgan Energy
Partners LP /Baa2	6/20/18	CSFBI	4,450	(57.907)	1.000	(6)
Kinder Morgan Energy
Partners LP /Baa2	9/20/18	CSFBI	1,500	(8.321)	1.000	6
Kohls Corp./Baa1	6/20/18	JPMC	4,500	84.401	1.000	59
Kohls Corp./Baa1	9/20/18	BOANA	4,500	81.914	1.000	35
Malaysia (Federation of)/A3	12/20/18	BARC	5,000	53.766	1.000	46
Rio Tinto Ltd./A3	12/20/18	DBAG	10,000	53.116	1.000	61
Societe Generale SA/A2	3/20/18	DBAG	9,300	(717.531)	3.000	38
TJX Companies Inc./A3	12/20/18	MSCS	10,000	(319.109)	1.000	(8)
United Parcel Service of
America Inc./Aa3	12/20/18	BNPSW	10,000	(375.731)	1.000	17
Vodafone Group plc/A3	12/20/18	BARC	10,000	(172.355)	1.000	10
Wal-Mart Stores Inc./Aa2	12/20/18	MSCS	10,000	(370.562)	1.000	8
Wesfarmers Ltd. /A3	12/20/18	DBAG	10,000	(137.472)	1.000	2
			189,430			891

Credit Protection Purchased
Aetna Inc.	12/20/18	JPMC	8,225	241.443	(1.000)	(33)

Austria (Republic of)	9/20/17	BNPSW	1,200	(22.412)	(1.000)	(61)
Baker Hughes Inc.	12/20/18	MSCS	8,225	137.653	(1.000)	(71)
Bank of America Corp.	12/20/14	BARC	3,130	(8.856)	(1.000)	(36)
Bank of America Corp.	12/20/14	DBAG	3,130	(8.786)	(1.000)	(36)
Brazil (Federative Republic of)	12/20/15	BOANA	1,500	(7.977)	(1.000)	(10)
Capital One Financial Corp.	6/20/18	DBAG	25,000	77.671	(1.000)	(346)
Deutsche Bank AG	9/20/18	BOANA	5,000	220.866	(3.000)	(163)
Devon Energy Corp.	9/20/18	BARC	7,000	29.272	(1.000)	(68)
Dow Chemical Company (The)	12/20/18	GSCM	8,225	40.073	(1.000)	(34)
EI Du Pont De Nemours & Co.	9/20/18	BARC	2,250	53.180	(1.000)	(3)
EI Du Pont De Nemours & Co.	9/20/18	DBAG	2,250	53.180	(1.000)	(3)
EI Du Pont De Nemours & Co.	9/20/18	GSCM	2,250	54.375	(1.000)	(2)
EI Du Pont De Nemours & Co.	9/20/18	CSFBI	2,970	74.040	(1.000)	—
EI Du Pont De Nemours & Co.	9/20/18	BNPSW	2,250	53.180	(1.000)	(3)
Encana Corp.	12/20/18	CSFBI	8,225	264.517	(1.000)	312
Expedia Inc.	12/20/18	MSCS	8,225	(319.759)	(1.000)	(109)
Federal Express Corp.	12/20/18	GSCM	7,840	123.729	(1.000)	(16)
Halliburton Company	12/20/18	BOANA	8,225	245.641	(1.000)	(41)
Heineken NV	12/20/18	GSCM	8,225	125.346	(1.000)	(44)
Hillshire Brands Co.	12/20/18	BOANA	8,225	(23.881)	(1.000)	(22)
Home Depot Inc.	12/20/18	GSCM	8,225	(143.858)	(1.000)	(438)
Korea (Republic of)	9/20/18	JPMC	2,000	17.716	(1.000)	(24)
Merrill Lynch & Co. Inc.	12/20/17	MSCS	7,680	(216.610)	(1.000)	(293)
Mexico (United Mexican State)	12/20/15	BOANA	1,500	(9.808)	(1.000)	(27)
Mexico (United Mexican State)	12/20/18	GSCM	3,100	(10.624)	(1.000)	(6)
Mexico (United Mexican State)	12/20/18	DBAG	15,000	(135.028)	(1.000)	(101)
Morgan Stanley	9/20/15	BARC	4,400	(91.511)	(1.000)	(135)
Norfolk Southern Corporation	12/20/18	GSCM	8,225	279.353	(1.000)	(40)
Orange SA	12/20/18	BOANA	8,225	(9.996)	(1.000)	(51)
Safeway Inc.	12/20/18	CSFBI	8,225	(541.456)	(1.000)	73
Sherwin-Williams
Company (The)	12/20/18	JPMC	8,225	125.346	(1.000)	(51)
Skandinaviska Enskilda
Banken AB	6/20/18	BOANA	4,880	15.526	(1.000)	(49)
Time Warner Cable Inc.	12/20/18	DBAG	8,225	(480.328)	(1.000)	(87)
Toyota Motor Corp.	12/20/18	BOANA	8,225	195.846	(1.000)	(93)
Turkey (Republic of)	12/20/18	JPMC	2,500	(97.865)	(1.000)	1
Valero Energy Corp.	12/20/18	DBAG	8,225	(147.239)	(1.000)	(137)
Walt Disney Company (The)	12/20/18	GSCM	8,225	313.295	(1.000)	(38)
Wellpoint Inc.	12/20/17	CSFBI	10,000	(31.725)	(1.000)	(266)
Wells Fargo & Company	3/20/15	GSCM	4,400	(10.279)	(1.000)	(64)
						(2,614)

(1,723)

The notional amount represents the maximum potential amount the Trust could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
MSCS—Morgan Stanley.
JPMC—JP Morgan Chase Bank.
RBS—Royal Bank of Scotland Group.

Centrally Cleared Interest Rate Swaps

		Fixed Interest	Floating Interest	Unrealized
	Notional	Rate Received	Rate Received	Appreciation
Termination	Amount	(Paid)	(Paid)	(Depreciation)
Date	($000)	(%)	(%)	($000)
5/22/16	3,800	0.546%	(0.147%)[2]	(1)

At October 31, the fund had the following open swap contracts:

Over the Counter Interest Rate Swaps

			Fixed Interest Rate	Floating	Unrealized
		Notional	Received (Paid)	Interest Rate	Appreciation
Termination		Amount	(%)	Received	(Depreciation)
Date	Counterparty[1]	($000)		(Paid)	($000)
				(%)
12/1/13	GSCM	41,858	2.584%	(0.260%)[3]	80
12/1/13	WFC	4,005	2.582%	(0.260%)[3]	8
12/1/13	GSCM	2,540	2.584%	(0.260%)[3]	5
2/14/14	WFC	21,200	1.022%	(0.174%)[2]	51
2/25/14	WFC	4,660	0.201%	(0.170%)[2]	4

3/6/14	GSCM	18,138	2.448%	(0.174%)[2]	143
5/15/14	GSCM	1,000	1.528%	(0.174%)[2]	7
5/16/14	WFC	8,640	1.083%	(0.263%)[3]	39
6/15/14	WFC	40	2.577%	(0.174%)[2]	1
6/15/14	WFC	4,400	2.338%	(0.174%)[2]	59
6/15/14	WFC	1,200	1.150%	(0.174%)[2]	7
8/15/14	JPMC	1,825	1.501%	(0.174%)[2]	19
10/15/14	WFC	6,455	1.130%	(0.174%)[2]	57
12/15/14	GSCM	1,865	0.553%	(0.174%)[2]	6
1/25/15	BARC	6,400	0.313%	(0.170%)[2]	6
2/17/15	GSCM	14,170	2.555%	(0.263%)[3]	410
3/24/15	GSCM	1,520	2.910%	(0.170%)[2]	56
7/15/15	CSFBI	12,100	0.393%	(0.174%)[2]	21
8/15/15	GSCM	53,730	1.588%	(0.174%)[2]	1,229
10/20/15	BOANA	10,000	0.390%	(0.173%)[2]	11
10/21/15	WFC	18,475	1.485%	(0.242%)[3]	390
2/15/16	BOANA	4,000	0.450%	(0.174%)[2]	4
2/15/16	GSCM	9,000	0.448%	(0.174%)[2]	9
2/15/16	WFC	9,000	0.450%	(0.174%)[2]	9
2/22/16	BNPSW	2,050	0.522%	(0.262%)[3]	3
5/16/16	GSCM	10,800	0.434%	(0.174%)[2]	(9)
5/16/16	GSCM	5,400	0.451%	(0.176%)[2]	(2)
5/19/16	WFC	4,624	1.454%	(0.263%)[3]	62
6/15/16	BOANA	8,846	0.299%	(0.174%)[2]	2
10/25/16	WFC	15,200	1.714%	(0.238%)[3]	468
1/15/17	BARC	1,130	2.971%	(0.174%)[2]	82
2/15/17	WFC	5,700	2.407%	(0.174%)[2]	316
2/15/17	WFC	950	2.407%	(0.174%)[2]	53
2/15/17	BARC	1,490	3.180%	(0.174%)[2]	120
2/15/17	WFC	625	3.373%	(0.174%)[2]	54
2/15/17	GSCM	365	3.433%	(0.174%)[2]	32
2/15/17	BARC	1,145	2.287%	(0.174%)[2]	59
2/15/17	BOANA	12,650	1.875%	(0.174%)[2]	481
2/15/17	WFC	400	0.714%	(0.174%)[2]	—
4/20/17	GSCM	13,000	0.960%	(0.173%)[2]	83
5/5/17	BOANA	4,555	0.876%	(0.174%)[2]	14
9/15/17	GSCM	7,295	2.533%	(0.174%)[2]	448
9/15/17	BOANA	5,910	0.755%	(0.174%)[2]	(40)
9/15/17	BARC	5,400	3.363%	(0.174%)[2]	503
9/15/17	GSCM	4,850	3.520%	(0.174%)[2]	481
9/15/17	WFC	1,100	2.345%	(0.174%)[2]	60
10/16/17	WFC	7,000	0.750%	(0.176%)[2]	(59)

12/15/17	GSCM	6,000	0.788%	(0.174%)[2]	(59)
2/15/18	BARC	18,000	0.923%	(0.174%)[2]	(133)
3/15/18	BOANA	13,000	0.944%	(0.174%)[2]	(144)
5/24/18	BNPSW	10,000	0.984%	(0.170%)[2]	(97)
8/15/18	BNPSW	5,400	0.715%	(0.174%)[2]	(44)
3/15/19	GSCM	4,990	1.399%	(0.174%)[2]	(26)
4/25/19	WFC	11,550	2.053%	(0.237%)[3]	400
4/25/19	WFC	5,500	2.756%	(0.238%)[3]	284
4/25/20	JPMC	28,610	3.024%	(0.238%)[3]	1,958
4/25/20	GSCM	4,365	2.794%	(0.238%)[3]	229
4/1/21	WFC	5,915	0.965%	(0.180%)[2]	(103)
6/25/21	GSCM	5,720	3.143%	(0.251%)[3]	425
10/25/21	WFC	6,500	3.328%	(0.238%)[3]	548
11/25/22	UBSAG	3,493	2.491%	(0.262%)[3]	134
11/25/22	BARC	17,900	2.758%	(0.262%)[3]	1,003
1/25/23	WFC	3,000	3.144%	(0.238%)[3]	213
7/25/23	BARC	24,625	3.483%	(0.238%)[3]	2,194
					12,621

1 BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CSFBI—Credit Suisse First Boston International.
GSCM—Goldman Sachs Bank USA.
JPMC—JP Morgan Chase Bank.
UBSAG—UBS AG.
WFC—Wells Fargo Bank N.A.
2 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

At October 31, 2013, counterparties had deposited in segregated accounts cash and securities with a value of $18,419,000 in connection with open swap contracts.

E. At October 31, 2013, the cost of investment securities for tax purposes was $16,128,699,000. Net unrealized appreciation of investment securities for tax purposes was $353,704,000, consisting of unrealized gains of $627,761,000 on securities that had risen in value since their purchase and $274,057,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2013

VANGUARD FIXED INCOME SECURITIES FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 19, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.